    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 25, 1998

                                                    REGISTRATION NOS.:  33-14629
                                                                        811-5181

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                          PRE-EFFECTIVE AMENDMENT NO.
                                      ----                                   / /
                       POST-EFFECTIVE AMENDMENT NO. 12                       /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/
                               AMENDMENT NO. 14                              /X/
                              -------------------

              MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES
                        (A MASSACHUSETTS BUSINESS TRUST)
             (FORMERLY NAMED DEAN WITTER VALUE-ADDED MARKET SERIES)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------

                                    COPY TO:
                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036
                                ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

        ___ immediately upon filing pursuant to paragraph (b)

        _X_ on August 27, 1998 pursuant to paragraph (b)

        ___ 60 days after filing pursuant to paragraph (a)

        ___ on (date) pursuant to paragraph (a) of rule 485.

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES

                             CROSS-REFERENCE SHEET

                                   FORM N-1A

ITEM                                                                         CAPTION
---------------------------------------------  -------------------------------------------------------------------
PART A                                                                     PROSPECTUS
 1.  ........................................  Cover Page

 2.  ........................................  Prospectus Summary; Summary of Fund Expenses

 3.  ........................................  Financial Highlights; Performance Information

 4.  ........................................  Investment Objective and Policies; The Fund and its Management;
                                                Cover Page; Investment Restrictions; Risk Considerations;
                                                Prospectus Summary; Financial Highlights

 5.  ........................................  The Fund and Its Management; Back Cover; Investment Objective and
                                                Policies

 6.  ........................................  Dividends, Distributions and Taxes; Additional Information

 7.  ........................................  Purchase of Fund Shares; Shareholder Services; Prospectus Summary

 8.  ........................................  Purchase of Fund Shares; Redemptions and Repurchases; Shareholder
                                                Services

 9.  ........................................  Not Applicable

PART B                                                         STATEMENT OF ADDITIONAL INFORMATION
10.  ........................................  Cover Page

11.  ........................................  Table of Contents

12.  ........................................  The Fund and Its Management

13.  ........................................  Investment Practices and Policies; Investment Restrictions;
                                                Portfolio Transactions and Brokerage

14.  ........................................  The Fund and Its Management; Trustees and Officers

15.  ........................................  The Fund and Its Management; Trustees and Officers

16.  ........................................  The Fund and Its Management; The Distributor; Shareholder Services;
                                                Custodian and Transfer Agent; Independent Accountants

17.  ........................................  Portfolio Transactions and Brokerage

18.  ........................................  Description of Shares

19.  ........................................  The Distributor; Purchase of Fund Shares; Redemptions and
                                                Repurchases; Financial Statements; Determination of Net Asset
                                                Value; Shareholder Services

20.  ........................................  Dividends, Distributions and Taxes; Financial Statements

21.  ........................................  Not applicable

22.  ........................................  Performance Information

23.  ........................................  Experts; Financial Statements

PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

              PROSPECTUS
              AUGUST 27, 1998



              Morgan Stanley Dean Witter Value-Added Market Series (the "Fund") is an open-end diversified management investment company presently consisting of a single investment portfolio, the Equity Portfolio, whose investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund seeks to attain the Equity Portfolio's investment objective by investing on an equally-weighted basis in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index. See "Investment Objective and Policies." The Fund is neither sponsored by, nor affiliated with, Standard & Poor's Corporation.



               The Fund offers four classes of shares (each, a "Class"), each with a different combination of sales charges, ongoing fees and other features. The different distribution arrangements permit an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. See "Purchase of Fund Shares--Alternative Purchase Arrangements."



               This Prospectus sets forth concisely the information you should know before investing in the Fund. It should be read and retained for future reference. Additional information about the Fund is contained in the Statement of Additional Information, dated August 27, 1998, which has been filed with the Securities and Exchange Commission, and which is available at no charge upon request of the Fund at the address or telephone numbers listed on this page. The Statement of Additional Information is incorporated herein by reference.



     MORGAN STANLEY DEAN WITTER
     DISTRIBUTORS INC.,
      DISTRIBUTOR


      TABLE OF CONTENTS


Prospectus Summary/2
Summary of Fund Expenses/4
Financial Highlights/6
The Fund and its Management/9
Investment Objective and Policies/9
  Risk Considerations/11
Investment Restrictions/13
Purchase of Fund Shares/13
Shareholder Services/25
Redemptions and Repurchases/28
Dividends, Distributions and Taxes/29
Performance Information/30
Additional Information/30


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


    Morgan Stanley Dean Witter
    Value-Added Market Series
    Two World Trade Center
    New York, New York 10048
    (212) 392-2550 or
    (800) 869-NEWS (toll-free)

PROSPECTUS SUMMARY
--------------------------------------------------------------------------------


The                 The Fund is organized as a Trust, commonly known as a Massachusetts business trust, and is an open-end
Fund                diversified management investment company. The Fund currently consists of a single portfolio, the Equity
                    Portfolio, which invests on an equally-weighted basis in the common stocks of the companies represented in the
                    Standard & Poor's 500 Composite Stock Price Index (see page 9).
------------------------------------------------------------------------------------------------------------------------------------
Shares Offered      Shares of beneficial interest with $.01 par value (see page 30). The Fund offers four Classes of shares, each with a different combination of sales charges, ongoing fees and other features (see pages 13-24).
------------------------------------------------------------------------------------------------------------------------------------
Minimum             The minimum initial investment for each Class is $1,000 ($100 if the account is opened through EasyInvest-SM-).
Purchase            Class D shares are only available to persons investing $5 million ($25 million for certain qualified plans) or more and to certain other limited categories of investors. For the purpose of meeting the minimum $5 million (or
                    $25 million) investment for Class D shares, and subject to the $1,000 minimum initial investment for each Class of the Fund, an investor's existing holdings of Class A shares and shares of funds for which Morgan Stanley Dean
                    Witter Advisors Inc. serves as investment manager ("Morgan Stanley Dean Witter Funds") that are sold with a front-end sales charge, and concurrent investments in Class D shares of the Fund and other Morgan Stanley Dean
                    Witter Funds that are multiple class funds, will be aggregated. The minimum subsequent investment is $100 (see page 14).
------------------------------------------------------------------------------------------------------------------------------------
Investment          The investment objective of the Equity Portfolio, currently the Fund's single investment portfolio, is to
Objective           achieve a high level of total return on its assets through a combination of capital appreciation and current income (see page 9).
------------------------------------------------------------------------------------------------------------------------------------
Investment          Morgan Stanley Dean Witter Advisors Inc., the Investment Manager of the Fund, and its wholly-owned subsidiary,
Manager             Morgan Stanley Dean Witter Services Company Inc., serve in various investment management, advisory, management and administrative capacities to 102 investment companies and other portfolios with assets of approximately
                    $115.9 billion at July 31, 1998 (see page 9).
------------------------------------------------------------------------------------------------------------------------------------
Management          The Investment Manager receives a monthly fee at the annual rate of 0.50% of average daily net assets up to $500
Fee                 million, scaled down at various levels of net assets to 0.40% on assets over $2 billion (see page 9).
------------------------------------------------------------------------------------------------------------------------------------
Distributor and     Morgan Stanley Dean Witter Distributors Inc. is the Distributor of the Fund's shares. The Fund has adopted a
Distribution Fee    distribution plan pursuant to Rule 12b-1 under the Investment Company Act (the "12b-1 Plan") with respect to the distribution fees paid by the Class A, Class B and Class C shares of the Fund to the Distributor. The entire
                    12b-1 fee payable by Class A and a portion of the 12b-1 fee payable by each of Class B and Class C equal to
                    0.25% of the average daily net assets of the Class are currently each characterized as a service fee within the meaning of the National Association of Securities Dealers, Inc. guidelines. The remaining portion of the 12b-1 fee, if any, is characterized as an asset-based sales charge (see pages 13 and 22).
------------------------------------------------------------------------------------------------------------------------------------
Alternative         Four classes of shares are offered:
Purchase
Arrangements        - Class A shares are offered with a front-end sales charge, starting at 5.25% and reduced for larger purchases.
                    Investments of $1 million or more (and investments by certain other limited categories of investors) are not subject to any sales charge at the time of purchase but a contingent deferred sales charge ("CDSC") of 1.0% may be imposed on redemptions within one year of purchase. The Fund is authorized to reimburse the Distributor for specific expenses incurred in promoting the distribution of the Fund's Class A shares and servicing shareholder accounts pursuant to the Fund's 12b-1 Plan. Reimbursement may in no event exceed an amount equal to payments at an annual rate of 0.25% of average daily net assets of the Class (see pages 15, 17 and 22).


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    - Class B shares are offered without a front-end sales charge, but will in most cases be subject to a CDSC
                    (scaled down from 5.0% to 1.0%) if redeemed within six years after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of a Class B account with the Fund falls below the aggregate amount of the investor's purchase payments made during the six years preceding the redemption. A different CDSC schedule applies to investments by certain qualified plans. Class B shares are also subject to a 12b-1 fee assessed at the annual rate of 1.0% of the lesser of: (a) the average daily net sales of the Fund's Class B shares or (b) the average daily net assets of Class B. All shares of the Fund held prior to
                    July 28, 1997 (other than the shares held by certain employee benefit plans established by Dean Witter Reynolds
                    Inc. and its affiliate, SPS Transaction Services, Inc.) have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares. Shares held before May
                    1, 1997 that have been designated Class B shares will convert to Class A shares in May, 2007. In all other instances, Class B shares convert to Class A shares approximately ten years after the date of the original purchase (see pages 15, 19 and 22).

                    - Class C shares are offered without a front-end sales charge, but will in most cases be subject to a CDSC of
                    1.0% if redeemed within one year after purchase. The Fund is authorized to reimburse the Distributor for specific expenses incurred in promoting the distribution of the Fund's Class C shares and servicing shareholder accounts pursuant to the Fund's 12b-1 Plan. Reimbursement may in no event exceed an amount equal to payments at an annual rate of 1.0% of average daily net assets of the Class (see pages 15 and 22).

                    - Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for certain qualified plans) and to certain other limited categories of investors. Class D shares are offered without a front-end sales charge or CDSC and are not subject to any 12b-1 fee (see pages 15 and 22).
------------------------------------------------------------------------------------------------------------------------------------
Dividends           Dividends from net investment income and distributions from net capital gains, if any, are paid at least once
and                 per year. The Fund may, however, determine to retain all or part of any net long-term capital gains in any year
Capital Gains       for reinvestment. Dividends and capital gains distributions paid on shares of a Class are automatically
Distributions       reinvested in additional shares of the same Class at net asset value unless the shareholder elects to receive cash. Shares acquired by dividend and distribution reinvestment will not be subject to any sales charge or CDSC
                    (see pages 25 and 29).
------------------------------------------------------------------------------------------------------------------------------------
Redemption          Shares are redeemable by the shareholder at net asset value less any applicable CDSC on Class A, Class B or
                    Class C shares. An account may be involuntarily redeemed if the total value of the account is less than $100 or, if the account was opened through EasyInvest-SM-, if after twelve months the shareholder has invested less than
                    $1,000 in the account (see page 28).
------------------------------------------------------------------------------------------------------------------------------------
Special             The net asset value of the Fund's shares will fluctuate with changes in the market value of its portfolio
Risk                securities. Dividends payable by the Fund will vary in relation to the amount of income earned on portfolio
Considerations      securities. The Fund may engage in transactions involving stock index futures contracts (see pages 11-12).


--------------------------------------------------------------------------------

  THE ABOVE IS QUALIFIED IN ITS ENTIRETY BY THE DETAILED INFORMATION APPEARING
         ELSEWHERE IN THE PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL
                                  INFORMATION.

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------


    The following table illustrates all expenses and fees that a shareholder of the Fund will incur. The expenses and fees set forth in the table are based on the expenses and fees for the fiscal year ended June 30, 1998.



                                                                                   CLASS A    CLASS B    CLASS C    CLASS D
                                                                                  ---------   -------   ---------   -------
SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)...   5.25%(1)    None      None        None
Sales Charge Imposed on Dividend Reinvestments..................................   None        None      None        None
Maximum Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds).................................................   None(2)     5.00%(3)  1.00%(4)    None
Redemption Fees.................................................................   None        None      None        None
Exchange Fee....................................................................   None        None      None        None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management Fees (5).............................................................   0.46%       0.46%     0.46%       0.46%
12b-1 Fees (6) (7)..............................................................   0.25%       0.78%     1.00%       None
Other Expenses (5)..............................................................   0.12%       0.12%     0.12%       0.12%
Total Fund Operating Expenses (7) (8)...........................................   0.83%       1.36%     1.58%       0.58%


------------
(1) REDUCED FOR PURCHASES OF $25,000 AND OVER (SEE "PURCHASE OF FUND SHARES--INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES").

(2) INVESTMENTS THAT ARE NOT SUBJECT TO ANY SALES CHARGE AT THE TIME OF PURCHASE ARE SUBJECT TO A CDSC OF 1.00% THAT WILL BE IMPOSED ON REDEMPTIONS MADE WITHIN ONE YEAR AFTER PURCHASE, EXCEPT FOR CERTAIN SPECIFIC CIRCUMSTANCES (SEE "PURCHASE OF FUND SHARES--INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES").

(3) THE CDSC IS SCALED DOWN TO 1.00% DURING THE SIXTH YEAR, REACHING ZERO THEREAFTER.

(4) ONLY APPLICABLE TO REDEMPTIONS MADE WITHIN ONE YEAR AFTER PURCHASE (SEE "PURCHASE OF FUND SHARES-- LEVEL LOAD ALTERNATIVE--CLASS C SHARES").


(5) MANAGEMENT FEES AND OTHER EXPENSES ARE BASED ON THE FUND'S ACTUAL AGGREGATE EXPENSES.



(6) THE 12B-1 FEE IS ACCRUED DAILY AND PAYABLE MONTHLY. THE ENTIRE 12B-1 FEE PAYABLE BY CLASS A AND A PORTION OF THE 12B-1 FEE PAYABLE BY EACH OF CLASS B AND CLASS C EQUAL TO 0.25% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS ARE CURRENTLY EACH CHARACTERIZED AS A SERVICE FEE WITHIN THE MEANING OF NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. ("NASD") GUIDELINES AND ARE PAYMENTS MADE FOR PERSONAL SERVICE AND/OR MAINTENANCE OF SHAREHOLDER ACCOUNTS. THE REMAINDER OF THE 12B-1 FEE, IF ANY, IS AN ASSET-BASED SALES CHARGE, AND IS A DISTRIBUTION FEE PAID TO THE DISTRIBUTOR TO COMPENSATE IT FOR THE SERVICES PROVIDED AND THE EXPENSES BORNE BY THE DISTRIBUTOR AND OTHERS IN THE DISTRIBUTION OF THE FUND'S SHARES (SEE "PURCHASE OF FUND SHARES--PLAN OF DISTRIBUTION").



(7) UPON CONVERSION OF CLASS B SHARES TO CLASS A SHARES, SUCH SHARES WILL BE SUBJECT TO THE LOWER 12B-1 FEE APPLICABLE TO CLASS A SHARES. NO SALES CHARGE IS IMPOSED AT THE TIME OF CONVERSION OF CLASS B SHARES TO CLASS A SHARES. CLASS C SHARES DO NOT HAVE A CONVERSION FEATURE AND, THEREFORE, ARE SUBJECT TO AN ONGOING 1.00% DISTRIBUTION FEE (SEE "PURCHASE OF FUND SHARES--ALTERNATIVE PURCHASE ARRANGEMENTS").



(8) THERE WERE NO OUTSTANDING SHARES OF CLASS A, CLASS C OR CLASS D PRIOR TO JULY 28, 1997.

--------------------------------------------------------------------------------


EXAMPLES                                  1 Year    3 Years   5 Years   10 Years
----------------------------------------  -------   -------   -------   ---------
You would pay the following expenses on
 a $1,000 investment
 assuming (1) a 5% annual return and (2)
 redemption at the end of
 each time period:
    Class A.............................  $   60    $   78    $   96    $    149
    Class B.............................  $   64    $   73    $   94    $    163
    Class C.............................  $   26    $   50    $   86    $    187
    Class D.............................  $    6    $   18    $   32    $     72

You would pay the following expenses on
 the same $1,000 investment assuming no
 redemption at the end of the period:
    Class A.............................  $   60    $   78    $   96    $    149
    Class B.............................  $   14    $   43    $   74    $    163
    Class C.............................  $   16    $   50    $   86    $    187
    Class D.............................  $    6    $   18    $   32    $     72


    THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES OF EACH CLASS MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For a more complete description of these costs and expenses, see "The Fund and its Management," "Purchase of Fund Shares--Plan of Distribution" and "Redemptions and Repurchases."

    Long-term shareholders of Class B and Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    The following ratios and per share data for a share of beneficial interest outstanding throughout each period have been audited by PricewaterhouseCoopers LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements, notes thereto, and the unqualified report of independent accountants which are contained in the Statement of Additional Information. Further information about the performance of the Fund is contained in the Fund's Annual Report to Shareholders, which may be obtained without charge upon request to the Fund.

                                                               FOR THE YEAR ENDED JUNE 30,
                           ----------------------------------------------------------------------------------------------------
CLASS B SHARES              1998*++      1997       1996        1995       1994       1993        1992       1991       1990
                           ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning
 of period................     $32.96     $27.09     $23.06      $19.23     $19.17     $16.29      $14.73     $14.21     $13.86
                           ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------
Net investment income.....       0.13       0.17       0.18        0.19       0.14       0.14        0.17       0.20       0.23
Net realized and
 unrealized gain..........       6.89       6.41       4.23        3.88       0.30       2.86        1.57       0.59       0.62
                           ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------
Total from investment
 operations...............       7.02       6.58       4.41        4.07       0.44       3.00        1.74       0.79       0.85
                           ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------
Less dividends and
 distributions from:
   Net investment
   income.................      (0.14)     (0.18)     (0.26)      (0.09)     (0.09)     (0.12)      (0.18)     (0.21)     (0.24)
   Net realized gain......      (1.30)     (0.53)     (0.12)      (0.15)     (0.29)        --          --      (0.06)     (0.26)
                           ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------
Total dividends and
 distributions............      (1.44)     (0.71)     (0.38)      (0.24)     (0.38)     (0.12)      (0.18)     (0.27)     (0.50)
                           ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------
Net asset value, end of
 period...................     $38.54     $32.96     $27.09      $23.06     $19.23     $19.17      $16.29     $14.73     $14.21
                           ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------
                           ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------

TOTAL INVESTMENT
 RETURN+..................     21.84%     24.71%     19.27%      21.41%      2.26%     18.50%      11.83%      5.82%      6.17%

RATIOS TO AVERAGE NET
 ASSETS:
Expenses..................      1.36%      1.45%      1.51%       1.64%      1.68%      1.71%       1.80%      1.80%      1.80%
Net investment income.....      0.35%      0.62%      0.81%       1.01%      0.86%      0.86%       1.10%      1.40%      1.90%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in millions..............     $1,628     $1,370       $962        $642       $456       $311        $193       $139       $148
Portfolio turnover rate...        18%        11%        10%         11%        19%         6%          9%        20%        10%


CLASS B SHARES                 1989
                            ----------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning
 of period................      $12.47
                            ----------
Net investment income.....        0.24
Net realized and
 unrealized gain..........        1.56
                            ----------
Total from investment
 operations...............        1.80
                            ----------
Less dividends and
 distributions from:
   Net investment
   income.................       (0.24)
   Net realized gain......       (0.17)
                            ----------
Total dividends and
 distributions............       (0.41)
                            ----------
Net asset value, end of
 period...................      $13.86
                            ----------
                            ----------
TOTAL INVESTMENT
 RETURN+..................      16.87%
RATIOS TO AVERAGE NET
 ASSETS:
Expenses..................       1.90%
Net investment income.....       2.30%
SUPPLEMENTAL DATA:
Net assets, end of period,
 in millions..............         $78
Portfolio turnover rate...         10%

-------------
* PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE, OTHER THAN SHARES HELD BY CERTAIN EMPLOYEE BENEFIT PLANS ESTABLISHED BY DEAN WITTER REYNOLDS INC. AND ITS AFFILIATE, SPS TRANSACTION SERVICES, INC., HAVE BEEN DESIGNATED CLASS B SHARES. SHARES HELD BY THOSE EMPLOYEE BENEFIT PLANS PRIOR TO JULY 28, 1997 HAVE BEEN DESIGNATED CLASS D SHARES.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES
   OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET
  ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

--------------------------------------------------------------------------------

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
CLASS A SHARES                                                          JUNE 30, 1998++
                                                                        ----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 34.79
                                                                            -------
Net investment income.................................................         0.30
Net realized and unrealized gain......................................         5.07
                                                                            -------
Total from investment operations......................................         5.37
                                                                            -------
Less dividends and distributions from:
   Net investment income..............................................        (0.23)
   Net realized gain..................................................        (1.30)
                                                                            -------
Total dividends and distributions.....................................        (1.53)
                                                                            -------
Net asset value, end of period........................................      $ 38.63
                                                                            -------
                                                                            -------
TOTAL INVESTMENT RETURN+..............................................        16.01%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.83%(2)
Net investment income.................................................         0.87%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $18,422
Portfolio turnover rate...............................................           18%

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 34.79
                                                                            -------
Net investment income.................................................         0.04
Net realized and unrealized gain......................................         5.07
                                                                            -------
Total from investment operations......................................         5.11
                                                                            -------
Less dividends and distributions from:
   Net investment income..............................................        (0.14)
   Net realized gain..................................................        (1.30)
                                                                            -------
Total dividends and distributions.....................................        (1.44)
                                                                            -------
Net asset value, end of period........................................      $ 38.46
                                                                            -------
                                                                            -------
TOTAL INVESTMENT RETURN+..............................................        15.22%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.58%(2)
Net investment income.................................................         0.12%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $8,977
Portfolio turnover rate...............................................           18%

-------------
 * THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES
    OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET
   ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.

--------------------------------------------------------------------------------

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
CLASS D SHARES                                                          JUNE 30, 1998++
                                                                        ----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 34.79
                                                                            -------
Net investment income.................................................         0.40
Net realized and unrealized gain......................................         5.06
                                                                            -------
Total from investment operations......................................         5.46
                                                                            -------
Less dividends and distributions from:
   Net investment income..............................................        (0.26)
   Net realized gain..................................................        (1.30)
                                                                            -------
Total dividends and distributions.....................................        (1.56)
                                                                            -------
Net asset value, end of period........................................      $ 38.69
                                                                            -------
                                                                            -------
TOTAL INVESTMENT RETURN+..............................................        16.27%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.58%(2)
Net investment income.................................................         1.17%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $44,290
Portfolio turnover rate...............................................           18%

-------------
 * THE DATE SHARES WERE FIRST ISSUED. SHAREHOLDERS WHO HELD SHARES OF THE FUND PRIOR TO JULY 28, 1997 (THE DATE THE FUND CONVERTED TO A MULTIPLE CLASS SHARE STRUCTURE) SHOULD REFER TO THE FINANCIAL HIGHLIGHTS OF CLASS B TO OBTAIN THE HISTORICAL PER SHARE DATA AND RATIO INFORMATION OF THEIR SHARES.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES
    OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE
   PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.

THE FUND AND ITS MANAGEMENT
--------------------------------------------------------------------------------


    Morgan Stanley Dean Witter Value-Added Market Series (the "Fund") (formerly named Dean Witter Value-Added Market Series) is an open-end diversified management investment company. The Fund is a trust of the type commonly known as a "Massachusetts business trust" and was organized under the laws of Massachusetts on May 27, 1987. The Fund currently consists of a single portfolio, the Equity Portfolio. References herein to the Fund also refer to the Equity Portfolio if the context so indicates.



    Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors" or the "Investment Manager"), whose address is Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services. The Investment Manager, which was incorporated in July, 1992 under the name Dean Witter InterCapital Inc., changed its name to Morgan Stanley Dean Witter Advisors Inc. on June 22, 1998.



    MSDW Advisors and its wholly-owned subsidiary, Morgan Stanley Dean Witter Services Company Inc. ("MSDW Services"), serve in various investment management, advisory, management and administrative capacities to 102 investment companies, 28 of which are listed on the New York Stock Exchange, with combined assets of approximately $111.6 billion as of July 31, 1998. The Investment Manager also manages portfolios of pension plans, other institutions and individuals which aggregated approximately $4.3 billion at such date.



    The Fund has retained the Investment Manager to provide administrative services, manage its business affairs and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. MSDW Advisors has retained MSDW Services to perform the aforementioned administrative services for the Fund.


    The Fund's Trustees review the various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner.


    As full compensation for the services and facilities furnished to the Fund and for expenses of the Fund assumed by the Investment Manager, the Fund pays the Investment Manager monthly compensation calculated daily at an annual rate of 0.50% of the daily net assets of the Fund up to $500 million, scaled down at various asset levels to 0.40% on assets over $2 billion. For the fiscal year ended June 30, 1998, the Fund accrued total compensation to the Investment Manager amounting to 0.46% of the Fund's average daily net assets and the total expenses of Class B amounted to 1.36% of the average daily net assets of Class
B. Shares of Class A, Class C and Class D were first issued on July 28, 1997. The expenses of the Fund include: the fee of the Investment Manager; the fee pursuant to the Plan of Distribution (see "Purchase of Fund Shares"); taxes; transfer agent, custodian and auditing fees; certain legal fees; and printing and other expenses relating to the Fund's operations which are not expressly assumed by the Investment Manager under its Investment Management Agreement with the Fund.


INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

    The investment objective of the Equity Portfolio, currently the Fund's single investment portfolio, is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. This is a fundamental policy and cannot be changed without the approval of the shareholders of the Equity Portfolio. There can be no assurance that the Equity Portfolio's investment objective will be achieved.

    The Fund will seek to attain the Equity Portfolio's investment objective by investing on an equally-weighted basis in a diversified portfolio of common stocks of the companies which are included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"). The S&P Index consists of 500 common stocks selected by Standard & Poor's Corporation, most of which are listed on the New York Stock Exchange. Inclusion of a stock in the S&P Index implies no opinion by Standard & Poor's Corporation ("S&P") as to the quality of the stock as an investment. The S&P Index is determined, composed and calculated by S&P without regard to the Fund. S&P is neither a sponsor of, nor in any way affiliated with, the Fund, and S&P makes no representation or warranty, express or implied, on the advisability of investing in the Fund or as to the ability of the S&P Index to track general stock market performance, and S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P Index or any data included therein. S&P has no connection with the Fund other than the licensing to the Investment Manager of the use of the S&P Index in connection with the Fund.

    The Fund invests in the stocks included in the S&P Index on an equally-weighted basis; that is, to the extent practicable and subject to the specific investment policies and restrictions described below, an equal portion of the Fund's assets is invested in each of the 500 securities in the S&P Index. This differs from the S&P Index and nearly all other major indexes, which generally are weighted on a market-capitalization basis. For example, the 50 largest capitalization issuers in the S&P Index represent approximately 45% of the S&P Index. However, in accordance with its investment policies, the Fund will strive to maintain each stock holding equally, so that, subject to the specific investment policies and investment restrictions described below, approximately 0.20 of 1% of the Fund's total invested assets will be invested in each of the 500 companies included in the S&P Index. The equal-weighting technique is based on the Investment Manager's statistical analysis that most portfolio performance is usually generated by only one-quarter to one-third of the portfolio. Since there is no certainty that any specific company or industry selection, even within a broad-based index such as the S&P Index, will achieve superior performance, the Investment Manager believes equal-weighting may benefit the Fund in seeking to attain its investment objective.

    The holdings of the Fund will be adjusted by the Investment Manager not less than quarterly to reflect changes in the Fund's asset levels and in the relative values of the common stocks in the Fund's portfolio so that following each adjustment the value of the Fund's investment in each security will be equal to the extent practicable. In addition, whenever a company is eliminated from or added to the S&P Index, the Fund will sell or purchase the stock of such company, as the case may be, as soon as practicable. Accordingly, securities may be purchased and sold by the Fund when such purchases and sales would not be made under traditional investment criteria.

    In addition, the Investment Manager may eliminate one or more securities (or elect not to increase the Fund's position in such securities), notwithstanding the continued listing of such securities in the S&P Index, in the following circumstances: (a) the stock is no longer publicly traded, such as in the case of a leveraged buyout or merger; (b) an unexpected adverse development with respect to a company, such as bankruptcy or insolvency; (c) in the view of the Investment Manager, there is a high degree of risk with respect to a company that bankruptcy or insolvency will occur; or (d) in the view of the Investment Manager, based on its consideration of the price of a company's securities, the depth of the market in those securities and the amount of those securities held or to be held by the Fund, retaining shares of a company or making any additional purchases would be inadvisable because of liquidity risks. The Investment Manager will monitor on an ongoing basis all companies falling within any of the circumstances described in this paragraph, and will return such company's shares to the Fund's portfolio, or recommence purchases, when and if those conditions cease to exist.

    The investment policies of the Fund are not fundamental and may be changed by the Trustees without shareholder approval.

    STOCK INDEX FUTURES TRANSACTIONS. The Fund may purchase futures contracts on stock indexes such as the S&P Index and the New York Stock Exchange Composite Index. Purchase of a futures contract by the Fund serves as a temporary substitute for the purchase of individual stocks which may then be purchased in orderly fashion. The Fund will not enter into futures contracts on stock indexes for speculative purposes. The Fund may not enter into futures contracts if immediately thereafter the amount committed to margin exceeds 5% of the value of the Fund's total assets. There is no overall limitation on the percentage of the Fund's portfolio securities with respect to which the Fund may purchase or sell futures contracts. For a discussion of the risks of stock index futures transactions, see "Risk Considerations" below.

    FOREIGN SECURITIES. The Fund may purchase common stock, including American Depository Receipts, of foreign corporations represented in the S&P Index (such securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ Market System). For a discussion of the risks of investing in foreign securities, see "Risk Considerations" below.

    TEMPORARY INVESTMENTS A portion of the Fund's assets, not exceeding 25% of its total assets, may be invested temporarily in money market instruments under any one or more of the following circumstances: (a) pending investment of proceeds of sale of shares of the Fund; (b) pending settlement of purchases of portfolio securities; or (c) to maintain liquidity for the purposes of meeting anticipated redemptions. The money market instruments in which the Fund may invest are certificates of deposit of U.S. domestic banks with assets of $1 billion or more; bankers' acceptances; time deposits; U.S. Government and U.S. Government agency securities; or commercial paper rated within the two highest grades by S&P or Moody's Investors Service, Inc., or, if not rated, are of comparable quality as determined by the Trustees, and which mature within one year from the date of purchase.

    REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, which may be viewed as a type of secured lending by the Fund, and which typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. For a discussion of the risks of investing in repurchase agreements, see "Risk Considerations" below.

    PRIVATE PLACEMENTS. The Fund may purchase securities which are sold without registration under the federal securities laws. Such securities may be held by the Fund as liquid investments pursuant to procedures adopted by the Fund's Trustees.

RISK CONSIDERATIONS

    The net asset value of the Fund's shares will fluctuate with changes in the market value of its portfolio securities. Dividends payable by the Fund will vary in relation to the amount of income earned on portfolio securities.

    STOCK INDEX FUTURES TRANSACTIONS. A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities. This risk is enhanced for the Fund because no existing index correlates perfectly with both the composition and equal-weighting policy of the Equity Portfolio. Also, the correlation may be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.


    REPURCHASE AGREEMENTS. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize those risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager subject to procedures established by the Board of Trustees of the Fund. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund may not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 10% of its total assets.


    FOREIGN SECURITIES. Foreign securities investments may be affected by changes in governmental administration or economic policy (in the United States and abroad) or changed circumstances in dealings between nations. Foreign companies may be subject to less governmental regulation than U.S. companies. Securities of foreign companies may be more volatile than securities of U.S. companies. As noted above, the Fund's investment in common stock of foreign corporations represented in the S&P Index may also be in the form of American Depository Receipts (ADRs). ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities and are designed for use in the U.S. securities markets.


    YEAR 2000. The investment management services provided to the Fund by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.



    In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.


    For additional risk disclosure, please refer to the "Investment Objective and Policies" section of the Prospectus and to the "Investment Practices and Policies" section of the Statement of Additional Information.

PORTFOLIO MANAGEMENT


    The Fund's portfolio is managed by its Investment Manager with a view to achieving the Fund's investment objective. The Fund's portfolio is managed within MSDW Advisors' Growth Group, which manages 32 funds and fund portfolios, with approximately $12.7 billion in assets as of July 31, 1998. Kenton J. Hinchliffe, Senior Vice President of MSDW Advisors, and Alice S. Weiss, Vice President of MSDW Advisors, each a member of MSDW Advisors' Growth Group, have been the primary portfolio managers of the Fund since July 1993 and July 1997, respectively, and have been portfolio managers at MSDW Advisors for over five years. Since the Fund does not intend generally to engage in short-term trading, it is anticipated that the Fund's portfolio turnover rate will not exceed 100%.



    Pursuant to an order of the Securities and Exchange Commission, the Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds Inc., a broker-dealer affiliate of MSDW Advisors. In addition, the Fund may incur brokerage commissions on transactions conducted through Dean Witter Reynolds Inc., Morgan Stanley & Co. Incorporated and other brokers and dealers that are affiliates of MSDW Advisors.


INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    The investment restrictions listed below are among the restrictions which have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the Act. For purposes of the following limitations: (i) all percentage limitations apply immediately after a purchase or initial investment, and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    The Fund may not:

   1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or instrumentalities).

   2. Purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

   3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities.

   4. Invest more than 5% of the value of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation issued or guaranteed by the United States Government, its agencies or instrumentalities.

    Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.

PURCHASE OF FUND SHARES
--------------------------------------------------------------------------------

GENERAL


    The Fund offers each class of its shares for sale to the public on a continuous basis. Pursuant to a Distribution Agreement between the Fund and Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors" or the "Distributor"), an affiliate of the Investment Manager, shares of the Fund are distributed by the Distributor and offered by Dean Witter Reynolds Inc. ("DWR"), a selected dealer and subsidiary of Morgan Stanley Dean Witter & Co., and other dealers who have entered into selected dealer agreements with the Distributor ("Selected Broker-Dealers"). It is anticipated that DWR will undergo a change of corporate name which is expected to incorporate the brand name of "Morgan Stanley Dean Witter," pending approval of various regulatory authorities. The principal executive office of the Distributor is located at Two World Trade Center, New York, New York 10048.



    The Fund offers four classes of shares (each, a "Class"). Class A shares are sold to investors with an initial sales charge that declines to zero for larger purchases; however, Class A shares sold without an initial sales charge are subject to a contingent deferred sales charge ("CDSC") of 1.0% if redeemed within one year of purchase, except for certain specific circumstances. Class B shares are sold without an initial sales charge but are subject to a CDSC (scaled down from 5.0% to 1.0%) payable upon most redemptions within six years after purchase, (Class B shares purchased by certain qualified plans are subject to a CDSC scaled down from 2.0% to 1.0% if redeemed within three years after purchase.) Class C shares are sold without an initial sales charge but are subject to a CDSC of 1.0% on most redemptions made within one year after purchase. Class D shares are sold without an initial sales charge or CDSC and are available only to investors meeting an initial investment minimum of $5 million ($25 million for certain qualified plans), and to certain other limited categories of investors. At the discretion of the Board of Trustees of the Fund, Class A shares may be sold to categories of investors in addition to those set forth in this prospectus at net asset value without a front-end sales charge, and Class D shares may be sold to certain other categories of investors, in each case as may be described in the then current prospectus of the Fund. See "Alternative Purchase Arrangements-- Selecting a Particular Class" for a discussion of factors to consider in selecting which Class of shares to purchase.



    The minimum initial purchase is $1,000 for each Class of shares, although Class D shares are only available to persons investing $5 million ($25 million for certain qualified plans) or more and to certain other limited categories of investors. For the purpose of meeting the minimum $5 million (or $25 million) initial investment for Class D shares, and subject to the $1,000 minimum initial investment for each Class of the Fund, an investor's existing holdings of Class A shares of the Fund and other Morgan Stanley Dean Witter Funds that are multiple class funds ("Morgan Stanley Dean Witter Multi-Class Funds") and shares of Morgan Stanley Dean Witter Funds sold with a front-end sales charge ("FSC Funds") and concurrent investments in Class D shares of the Fund and other Morgan Stanley Dean Witter Multi-Class Funds will be aggregated. Subsequent purchases of $100 or more may be made by sending a check, payable to Morgan Stanley Dean Witter Value-Added Market Series, Equity Portfolio, directly to Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent" or "MSDW Trust") at P.O. Box 1040, Jersey City, NJ 07303 or by contacting a Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class D shares. If no Class is specified, the Transfer Agent will not process the transaction until the proper Class is identified. The minimum initial purchase in the case of investments through EasyInvest-SM-, an automatic purchase plan (see "Shareholder Services"), is $100, provided that the schedule of automatic investments will result in investments totalling at least $1,000 within the first twelve months. The minimum initial purchase in the case of an "Education IRA" is $500, if the Distributor has reason to believe that additional investments will increase the investment in the account to $1,000 within three years. In the case of investments pursuant to (i) Systematic Payroll Deduction Plans (including Individual Retirement Plans), (ii) the MSDW Advisors mutual fund asset allocation program and (iii) fee-based programs approved by the Distributor, pursuant to which participants pay an asset based fee for services in the nature of investment advisory, administrative and/or brokerage services, the Fund, in its discretion, may accept investments without regard to any minimum amounts which would otherwise be required, provided, in the case of Systematic Payroll Deduction Plans, that the Distributor has reason to believe that additional investments will increase the investment in all accounts under such Plans to at least $1,000. Certificates for shares purchased will not be issued unless a request is made by the shareholder in writing to the Transfer Agent.

    Shares of the Fund are sold through the Distributor on a normal three business day settlement basis; that is, payment is due on the third business day (settlement date) after the order is placed with the Distributor. Since DWR and other Selected Broker-Dealers forward investors' funds on settlement date, they will benefit from the temporary use of the funds if payment is made prior thereto. As noted above, orders placed directly with the Transfer Agent must be accompanied by payment. Investors will be entitled to receive dividends and capital gains distributions if their order is received by the close of business on the day prior to the record date for such dividends and distributions. Sales personnel of a Selected Broker-Dealer are compensated for selling shares of the Fund by the Distributor or any of its affiliates and/or the Selected Broker-Dealer. In addition, some sales personnel of the Selected Broker-Dealer will receive various types of non-cash compensation as special sales incentives, including trips, educational and/or business seminars and merchandise. The Fund and the Distributor reserve the right to reject any purchase orders.

ALTERNATIVE PURCHASE ARRANGEMENTS

    The Fund offers several Classes of shares to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class D shares, is offered only to limited categories of investors (see "No Load Alternative--Class D Shares" below).

    Each Class A, Class B, Class C or Class D share of the Fund represents an identical interest in the investment portfolio of the Fund except that Class A, Class B and Class C shares bear the expenses of the ongoing shareholder service fees, Class B and Class C shares bear the expenses of the ongoing distribution fees and Class A, Class B and Class C shares which are redeemed subject to a CDSC bear the expense of the additional incremental distribution costs resulting from the CDSC applicable to shares of those Classes. The ongoing distribution fees that are imposed on Class A, Class B and Class C shares will be imposed directly against those Classes and not against all assets of the Fund and, accordingly, such charges against one Class will not affect the net asset value of any other Class or have any impact on investors choosing another sales charge option. See "Plan of Distribution" and "Redemptions and Repurchases."

    Set forth below is a summary of the differences between the Classes and the factors an investor should consider when selecting a particular Class. This summary is qualified in its entirety by detailed discussion of each Class that follows this summary.

    CLASS A SHARES. Class A shares are sold at net asset value plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for certain purchases. Investments of $1 million or more (and investments by certain other limited categories of investors) are not subject to any sales charges at the time of purchase but are subject to a CDSC of 1.0% on redemptions made within one year after purchase, except for certain specific circumstances. Class A shares are also subject to a 12b-1 fee of up to 0.25% of the average daily net assets of the Class. See "Initial Sales Charge Alternative--Class A Shares."


    CLASS B SHARES. Class B shares are offered at net asset value with no initial sales charge but are subject to a CDSC (scaled down from 5.0% to 1.0%) if redeemed within six years of purchase. (Class B shares purchased by certain qualified plans are subject to a CDSC scaled down from 2.0% to 1.0% if redeemed within three years after purchase.) This CDSC may be waived for certain redemptions. Class B shares are also subject to an annual 12b-1 fee of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's Class B shares since the inception of the Fund (not including reinvestments of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares redeemed since the Fund's inception upon which a CDSC has been imposed or waived, or (b) the average daily net assets of Class B. The Class B shares' distribution fee will cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares.

    After approximately ten (10) years, Class B shares will convert automatically to Class A shares of the Fund, based on the relative net asset values of the shares of the two Classes on the conversion date. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted at that time. See "Contingent Deferred Sales Charge Alternative--Class B Shares."

    CLASS C SHARES. Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on redemptions made within one year after purchase. This CDSC may be waived for certain redemptions. They are subject to an annual 12b-1 fee of up to 1.0% of the average daily net assets of the Class C shares. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. See "Level Load Alternative--Class C Shares."

    CLASS D SHARES. Class D shares are available only to limited categories of investors (see "No Load Alternative--Class D Shares" below). Class D shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any 12b-1 fees. See "No Load Alternative--Class D Shares."

    SELECTING A PARTICULAR CLASS. In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

    The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Investors who prefer an initial sales charge alternative may elect to purchase Class A shares. Investors qualifying for significantly reduced or, in the case of purchases of $1 million or more, no initial sales charges may find Class A shares particularly attractive because similar sales charge reductions are not available with respect to Class B or Class C shares. Moreover, Class A shares are subject to lower ongoing expenses than are Class B or Class C shares over the term of the investment. As an alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional investment amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

    Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, although Class C shares are subject to a significantly lower CDSC upon redemptions, they do not, unlike Class B shares, convert into Class A shares after approximately ten years, and, therefore, are subject to an ongoing 12b-1 fee of 1.0% (rather than the 0.25% fee applicable to Class A shares) for an indefinite period of time. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Other investors, however, may elect to purchase Class C shares if, for example, they determine that they do not wish to be subject to a front-end sales charge and they are uncertain as to the length of time they intend to hold their shares.


    For the purpose of meeting the $5 million (or $25 million) minimum investment amount for Class D shares, holdings of Class A shares in all Morgan Stanley Dean Witter Multi-Class Funds, shares of FSC Funds and shares of Morgan Stanley Dean Witter Funds for which such shares have been exchanged will be included together with the current investment amount.


    Sales personnel may receive different compensation for selling each Class of shares. Investors should understand that the purpose of a CDSC is the same as that of the initial sales charge in that the sales charges applicable to each Class provide for the financing of the distribution of shares of that Class.

    Set forth below is a chart comparing the sales charge, 12b-1 fees and conversion options applicable to each Class of shares:

-----------------------------------------------------------
                                              CONVERSION
  CLASS       SALES CHARGE     12b-1 FEE       FEATURE
-----------------------------------------------------------
    A      Maximum 5.25%            0.25%         No
           initial sales
           charge reduced for
           purchases of
           $25,000 and over;
           shares sold
           without an initial
           sales charge
           generally subject
           to a 1.0% CDSC
           during first year.
-----------------------------------------------------------
    B      Maximum 5.0% CDSC         1.0%  B shares convert
           during the first                to A shares
           year decreasing to              automatically
           0 after six years               after
                                           approximately
                                           ten years
-----------------------------------------------------------
    C      1.0% CDSC during          1.0%         No
           first year
-----------------------------------------------------------
    D             None            None            No

    See "Purchase of Fund Shares" and "The Fund and its Management" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Determination of Net Asset Value," "Dividends, Distributions and Taxes" and "Shareholder Services--Exchange Privilege" for other differences between the Classes of shares.

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

    Class A shares are sold at net asset value plus an initial sales charge. In some cases, reduced sales charges may be available, as described below. Investments of $1 million or more (and investments by certain other limited categories of investors) are not subject to any sales charges at the time of purchase but are subject to a CDSC of 1.0% on redemptions made within one year after purchase (calculated from the last day of the month in which the shares were purchased), except for certain specific circumstances. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The CDSC will not be imposed (i) in the circumstances set forth below in the section "Contingent Deferred Sales Charge Alternative--Class B Shares--CDSC Waivers," except that the references to six years in the first paragraph of that section shall mean one year in the case of Class A shares, and (ii) in the circumstances identified in the section "Additional Net Asset Value Purchase Options" below. Class A shares are also subject to an annual 12b-1 fee of up to 0.25% of the average daily net assets of the Class.

    The offering price of Class A shares will be the net asset value per share next determined following receipt of an order (see "Determination of Net Asset Value" below), plus a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

                                          SALES CHARGE
                           ------------------------------------------
                              PERCENTAGE OF          APPROXIMATE
        AMOUNT OF            PUBLIC OFFERING    PERCENTAGE OF AMOUNT
   SINGLE TRANSACTION             PRICE               INVESTED
-------------------------  -------------------  ---------------------
Less than $25,000........           5.25%                 5.54%
$25,000 but less
     than $50,000........           4.75%                 4.99%
$50,000 but less
     than $100,000.......           4.00%                 4.17%
$100,000 but less
     than $250,000.......           3.00%                 3.09%
$250,000 but less
     than $1 million.....           2.00%                 2.04%
$1 million and over......              0                     0

    Upon notice to all Selected Broker-Dealers, the Distributor may reallow up to the full applicable sales charge as shown in the above schedule during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such Selected Broker-Dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

    The above schedule of sales charges is applicable to purchases in a single transaction by, among others: (a) an individual; (b) an individual, his or her spouse and their children under the age of 21 purchasing shares for his, her or their own accounts; (c) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified or non-qualified under Section 401 of the Internal Revenue Code; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Internal Revenue Code; (f) employee benefit plans qualified under Section 401 of the Internal Revenue Code of a single employer or of employers who are "affiliated persons" of each other within the meaning of
Section 2(a)(3)(c) of the Act; and for investments in Individual Retirement Accounts of employees of a single employer through Systematic Payroll Deduction plans; or (g) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount.


    COMBINED PURCHASE PRIVILEGE. Investors may have the benefit of reduced sales charges in accordance with the above schedule by combining purchases of Class A shares of the Fund in single transactions with the purchase of Class A shares of other Morgan Stanley Dean Witter Multi-Class Funds and shares of FSC Funds. The sales charge payable on the purchase of the Class A shares of the Fund, the Class A shares of the other Morgan Stanley Dean Witter Multi-Class Funds and the shares of the FSC Funds will be at their respective rates applicable to the total amount of the combined concurrent purchases of such shares.



    RIGHT OF ACCUMULATION. The above persons and entities may benefit from a reduction of the sales charges in accordance with the above schedule if the cumulative net asset value of Class A shares purchased in a single transaction, together with shares of the Fund and other Morgan Stanley Dean Witter Funds previously purchased at a price including a front-end sales charge (including shares of the Fund and other Morgan Stanley Dean Witter Funds acquired in exchange for those shares, and including in each case shares acquired through reinvestment of dividends and distributions), which are held at the time of such transaction, amounts to $25,000 or more. If such investor has a cumulative net asset value of shares of FSC Funds and Class A and Class D shares that, together with the current investment amount, is equal to at least $5 million ($25 million for certain qualified plans), such investor is eligible to purchase Class D shares subject to the $1,000 minimum initial investment requirement of that Class of the Fund. See "No Load Alternative--Class D Shares" below.


    The Distributor must be notified by DWR or a Selected Broker-Dealer or the shareholder at the time a purchase order is placed that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing by the dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such notification is not furnished at the time of the order; or (b) a review of the records of the Selected Broker-Dealer or the Transfer Agent fails to confirm the investor's represented holdings.


    LETTER OF INTENT. The foregoing schedule of reduced sales charges will also be available to investors who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of Class A shares of the Fund from DWR or other Selected Broker-Dealers. The cost of Class A shares of the Fund or shares of other Morgan Stanley Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the date of receipt by the Distributor of the Letter of Intent, or of Class A shares of the Fund or shares of other Morgan Stanley Dean Witter Funds acquired in exchange for shares of such funds purchased during such period at a price including a front-end sales charge, which are still owned by the shareholder, may also be included in determining the applicable reduction.


    ADDITIONAL NET ASSET VALUE PURCHASE OPTIONS. In addition to investments of $1 million or more,

Class A shares also may be purchased at net asset value by the following:


    (1) trusts for which MSDW Trust (which is an affiliate of the Investment Manager) provides discretionary trustee services;



    (2) persons participating in a fee-based program approved by the Distributor, pursuant to which such persons pay an asset based fee for services in the nature of investment advisory, administrative and/or brokerage services (such investments are subject to all of the terms and conditions of such programs, which may include termination fees, mandatory redemption upon termination and such other circumstances as specified in the programs' agreements, and restrictions on transferability of Fund shares);



    (3) employer-sponsored 401(k) and other plans qualified under Section 401(a) of the Internal Revenue Code ("Qualified Retirement Plans") with at least 200 eligible employees and for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement;



    (4) Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees;



    (5) investors who are clients of a Morgan Stanley Dean Witter Financial Advisor who joined Morgan Stanley Dean Witter from another investment firm within six months prior to the date of purchase of Fund shares by such investors, if the shares are being purchased with the proceeds from a redemption of shares of an open-end proprietary mutual fund of the Financial Advisor's previous firm which imposed either a front-end or deferred sales charge, provided such purchase was made within sixty days after the redemption and the proceeds of the redemption had been maintained in the interim in cash or a money market fund; and


    (6) other categories of investors, at the discretion of the Board, as disclosed in the then current prospectus of the Fund.

    No CDSC will be imposed on redemptions of shares purchased pursuant to paragraphs (1), (2) or (5), above.

    For further information concerning purchases of the Fund's shares, contact DWR or another Selected Broker-Dealer or consult the Statement of Additional Information.

CONTINGENT DEFERRED SALES CHARGE
ALTERNATIVE--CLASS B SHARES


    Class B shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, will be imposed on most Class B shares redeemed within six years after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of a Class B account with the Fund falls below the aggregate amount of the investor's purchase payments for Class B shares made during the six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) preceding the redemption. In addition, Class B shares are subject to an annual 12b-1 fee of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's Class B shares since the inception of the Fund (not including reinvestments of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares redeemed since the Fund's inception upon which a CDSC has been imposed or waived, or (b) the average daily net assets of Class B.


    Except as noted below, Class B shares of the Fund which are held for six years or more after purchase (calculated from the last day of the month in which the shares were purchased) will not be subject to any CDSC upon redemption. Shares redeemed earlier than six years after purchase may, however, be subject to a CDSC which will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The size of this percentage will depend upon how long the shares have been held, as set forth in the following table:

         YEAR SINCE PURCHASE            CDSC AS A PERCENTAGE
             PAYMENT MADE                OF AMOUNT REDEEMED
--------------------------------------  ---------------------
First.................................          5.0%
Second................................          4.0%
Third.................................          3.0%
Fourth................................          2.0%
Fifth.................................          2.0%
Sixth.................................          1.0%
Seventh and thereafter................          None


    In the case of Class B shares of the Fund purchased on or after July 28, 1997 by Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, shares held for three years or more after purchase (calculated as described in the paragraph above) will not be subject to any CDSC upon redemption. However, shares redeemed earlier than three years after purchase may be subject to a CDSC (calculated as described in the paragraph above), the percentage of which will depend on how long the shares have been held, as set forth in the following table:


         YEAR SINCE PURCHASE            CDSC AS A PERCENTAGE
             PAYMENT MADE                OF AMOUNT REDEEMED
--------------------------------------  ---------------------
First.................................          2.0%
Second................................          2.0%
Third.................................          1.0%
Fourth and thereafter.................          None


    CDSC WAIVERS. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) preceding the redemption; (ii) the current net asset value of shares purchased more than six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions and/or shares acquired in exchange for shares of FSC Funds or of other Morgan Stanley Dean Witter Funds acquired in exchange for such shares. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii) and (iii) above (in that order) are redeemed first.


    In addition, the CDSC, if otherwise applicable, will be waived in the case of:

    (1) redemptions of shares held at the time a shareholder dies or becomes disabled, only if the shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;

    (2) redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial
Account following attainment of age 59 1/2; or (c) a tax-free return of an excess contribution to an IRA; and


    (3) all redemptions of shares held for the benefit of a participant in a Qualified Retirement Plan which offers investment companies managed by the Investment Manager or its subsidiary, MSDW Services, as self-directed investment alternatives and for which MSDW Trust serves as Trustee or

DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement ("Eligible Plan"), provided that either: (a) the plan continues to be an Eligible Plan after the redemption; or (b) the redemption is in connection with the complete termination of the plan involving the distribution of all plan assets to participants.


    With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of confirmation of the shareholder's entitlement.


    CONVERSION TO CLASS A SHARES. All shares of the Fund held prior to July 28, 1997 (other than shares held by certain employee benefit plans established by DWR and its affiliate, SPS Transaction Services, Inc.) have been designated Class B shares. Shares held before May 1, 1997 that have been designated Class B shares will convert to Class A shares in May, 2007. In all other instances Class B shares will convert automatically to Class A shares, based on the relative net asset values of the shares of the two Classes on the conversion date, which will be approximately ten (10) years after the date of the original purchase. The ten year period is calculated from the last day of the month in which the shares were purchased or, in the case of Class B shares acquired through an exchange or a series of exchanges, from the last day of the month in which the original Class B shares were purchased, provided that shares originally purchased before May 1, 1997 will convert to Class A shares in May, 2007. The conversion of shares purchased on or after May 1, 1997 will take place in the month following the tenth anniversary of the purchase. There will also be converted at that time such proportion of Class B shares acquired through automatic reinvestment of dividends and distributions owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares purchased and owned by the shareholder. In the case of Class B shares held by a Qualified Retirement Plan for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the first shares of a Morgan Stanley Dean Witter Multi-Class Fund purchased by that plan. In the case of Class B shares previously exchanged for shares of an "Exchange Fund" (see "Shareholder Services-- Exchange Privilege"), the period of time the shares were held in the Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired) is excluded from the holding period for conversion. If those shares are subsequently re-exchanged for Class B shares of a Morgan Stanley Dean Witter Multi-Class Fund, the holding period resumes on the last day of the month in which Class B shares are reacquired.


    If a shareholder has received share certificates for Class B shares, such certificates must be delivered to the Transfer Agent at least one week prior to the date for conversion. Class B shares evidenced by share certificates that are not received by the Transfer Agent at least one week prior to any conversion date will be converted into Class A shares on the next scheduled conversion date after such certificates are received.

    Effectiveness of the conversion feature is subject to the continuing availability of a ruling of the Internal Revenue Service or an opinion of counsel that (i) the conversion of shares does not constitute a taxable event under the Internal Revenue Code, (ii) Class A shares received on conversion will have a basis equal to the shareholder's basis in the converted Class B shares immediately prior to the conversion, and (iii) Class A shares received on conversion will have a holding period that includes the holding period of the converted Class B shares. The conversion feature may be suspended if the ruling or opinion is no longer available. In such event, Class B shares would continue to be subject to Class B 12b-1 fees.


LEVEL LOAD ALTERNATIVE--CLASS C SHARES

    Class C shares are sold at net asset value next determined without an initial sales charge but are subject to a CDSC of 1.0% on most redemptions made within one year after purchase (calculated from the last day of the month in which the shares were purchased). The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The CDSC will not be imposed in the circumstances set forth above in the section "Contingent Deferred Sales Charge Alternative--Class B Shares--CDSC Waivers," except that the references to six years in the first paragraph of that section shall mean one year in the case of Class C shares. Class C shares are subject to an annual 12b-1 fee of up to 1.0% of the average daily net assets of the Class. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares will be subject to 12b-1 fees applicable to Class C shares for an indefinite period subject to annual approval by the Fund's Board of Trustees and regulatory limitations.

NO LOAD ALTERNATIVE--CLASS D SHARES


    Class D shares are offered without any sales charge on purchase or redemption and without any 12b-1 fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement) and the following categories of investors: (i) investors participating in the MSDW Advisors mutual fund asset allocation program pursuant to which such persons pay an asset based fee; (ii) persons participating in a fee-based program approved by the Distributor, pursuant to which such persons pay an asset based fee for services in the nature of investment advisory, administrative and/or brokerage services (subject to all of the terms and conditions of such referred to in (i) and (ii) above, which may include termination fees, mandatory redemption upon termination and such other circumstances as specified in the programs' agreements, and restrictions on transferability of Fund shares); (iii) 401(k) plans established by DWR and SPS Transaction Services, Inc. (an affiliate of DWR) for their employees; (iv) certain Unit Investment Trusts sponsored by DWR; (v) certain other open-end investment companies whose shares are distributed by the Distributor; and (vi) other categories of investors, at the discretion of the Board, as disclosed in the then current prospectus of the Fund. Investors who require a $5 million (or $25 million) minimum initial investment to qualify to purchase Class D shares may satisfy that requirement by investing that amount in a single transaction in Class D shares of the Fund and other Morgan Stanley Dean Witter Multi-Class Funds, subject to the $1,000 minimum initial investment required for that Class of the Fund. In addition, for the purpose of meeting the $5 million minimum investment amount, holdings of Class A shares in all Morgan Stanley Dean Witter Multi-Class Funds, shares of FSC Funds and shares of Morgan Stanley Dean Witter Funds for which such shares have been exchanged will be included together with the current investment amount. If a shareholder redeems Class A shares and purchases Class D shares, such redemption may be a taxable event.


PLAN OF DISTRIBUTION

    The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act with respect to the distribution of Class A, Class B and Class C shares of the Fund. In the case of Class A and Class C shares, the Plan provides that the Fund will reimburse the Distributor and others for the expenses of certain activities and services incurred by them specifically on behalf of those shares.

Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed amounts equal to payments at the annual rates of 0.25% and 1.0% of the average daily net assets of Class A and Class C, respectively. In the case of Class B shares, the Plan provides that the Fund will pay the Distributor a fee, which is accrued daily and paid monthly, at the annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's Class B shares since the inception of the Fund (not including reinvestments of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares redeemed since the Fund's inception upon which a CDSC has been imposed or waived, or (b) the average daily net assets of Class B. The fee is treated by the Fund as an expense in the year it is accrued. In the case of Class A shares, the entire amount of the fee currently represents a service fee within the meaning of the NASD guidelines. In the case of Class B and Class C shares, a portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets of each of these Classes, is currently characterized as a service fee. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.


    Additional amounts paid under the Plan in the case of Class B and Class C shares are paid to the Distributor for services provided and the expenses borne by the Distributor and others in the distribution of the shares of those Classes, including the payment of commissions for sales of the shares of those Classes and incentive compensation to and expenses of Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan in the case of Class B shares to compensate DWR and other Selected Broker-Dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.



    For the fiscal year ended June 30, 1998, Class B shares of the Fund accrued payments under the Plan amounting to $11,880,753, which amount is equal to 0.78% of the average daily net assets of Class B for the fiscal year. These payments accrued under the Plan were calculated pursuant to clause (a) of the compensation formula under the Plan. All shares held prior to July 28, 1997 (other than shares held by certain employee benefit plans established by DWR and its affiliate, SPS Transaction Services, Inc.) have been designated Class B shares. For the fiscal period July 28, 1997 through June 30, 1998, Class A and Class C shares of the Fund accrued payments under the Plan amounting to $25,684 and $46,410, respectively, which amounts on an annualized basis are equal to 0.25% and 1.0% of the average daily net assets of Class A and Class C, respectively, for such period.



    In the case of Class B shares, at any given time, the expenses in distributing Class B shares of the Fund may be in excess of the total of (i) the payments made by the Fund pursuant to the Plan, and (ii) the proceeds of CDSCs paid by investors upon the redemption of Class B shares. For example, if $1 million in expenses in distributing Class B shares of the Fund had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. The Distributor has advised the Fund that such excess amounts, including the carrying charge described above, totalled $65,044,670 at June 30, 1998, which was equal to 3.99% of the net assets of Class B on such date. Of this amount, $28,379,160 represents excess distribution expenses of Dean Witter Equity Income Trust, the net assets of which were combined with those of the Fund on April 18, 1994 pursuant to an Agreement and Plan of Reorganization. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses or any requirement that the Plan be continued from year to year, such excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs.


    In the case of Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors or other Selected Broker-Dealer representatives at the time of sale may be reimbursed in the subsequent calendar year. The Distributor has advised the Fund that unreimbursed expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other Selected Broker-Dealer representatives at the time of sale totalled $36,823 in the case of Class C at December 31, 1997, which was equal to 0.83% of the net assets of Class C on such date, and that there were no such expenses which may be reimbursed in the subsequent year in the case of Class A on such date. No interest or other financing charges will be incurred on any Class A or Class C distribution expenses incurred by the Distributor under the Plan or on any unreimbursed expenses due to the Distributor pursuant to the Plan.


DETERMINATION OF NET ASSET VALUE

    The net asset value per share is determined once daily at 4:00 p.m., New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time), on each day that the New York Stock Exchange is open by taking the net assets of the Fund, dividing by the number of shares outstanding and adjusting to the nearest cent. The assets belonging to the Class A, Class B, Class C and Class D shares will be invested together in a single portfolio. The net asset value of each Class, however, will be determined separately by subtracting each Class's accrued expenses and liabilities. The net asset value per share will not be determined on Good Friday and on such other federal and non-federal holidays as are observed by the New York Stock Exchange.

    In the calculation of the Fund's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange is valued at its latest sale price on that exchange prior to the time assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price. When market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

    Short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees.

    Certain debt securities in the Fund's portfolio may be valued by an outside pricing service approved by the Fund's Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


    AUTOMATIC INVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. All income dividends and capital gains distributions are automatically paid in full and fractional shares of the applicable Class of the Fund (or, if specified by the shareholder, in shares of any other open-end Morgan Stanley Dean Witter Fund), unless the shareholder requests that they be paid in cash. Shares so acquired are acquired at net asset value and are not subject to the imposition of a front-end sales charge or a CDSC (see "Redemptions and Repurchases").


    INVESTMENT OF DIVIDENDS OR DISTRIBUTIONS RECEIVED IN CASH. Any shareholder who receives a cash payment representing a dividend or capital gains distribution may invest such dividend or distribution in shares of the applicable Class at the net asset value per share next determined after receipt by the Transfer Agent, by returning the check or the proceeds to the Transfer Agent within thirty days after the payment date. Shares so acquired are acquired at net asset value and are not subject to the imposition of a front-end sales charge or a CDSC (see "Redemptions and Repurchases").


    EASYINVEST-SM-. Shareholders may subscribe to EasyInvest, an automatic purchase plan which provides for any amount from $100 to $5,000 to be transferred automatically from a checking or savings account or following redemption of shares of a Morgan Stanley Dean Witter money market fund, on a semi-monthly, monthly or quarterly basis, to the Fund's Transfer Agent for investment in shares of the Fund (see "Purchase of Fund Shares" and "Redemptions and Repurchases--Involuntary Redemption").


    SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders who own or purchase shares of the Fund having a minimum value of $10,000 based upon the then current net asset value. The Withdrawal Plan provides for monthly or quarterly (March, June, September and December) checks in any dollar amount, not less than $25, or in any whole percentage of the account balance, on an annualized basis. Any applicable CDSC will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Fund Shares"). Therefore, any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC) to the shareholder will be the designated monthly or quarterly amount. Withdrawal plan payments should not be considered as dividends, yields or income. If periodic withdrawal plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes.


    Shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative or the Transfer Agent for further information about any of the above services.



    TAX SHELTERED RETIREMENT PLANS. Retirement plans are available for use by corporations, the self-employed, Individual Retirement Accounts and Custodial Accounts under Section 403(b)(7) of the Internal Revenue Code. Adoption of such plans should be on advice of legal counsel or tax advisor.



    For further information regarding plan administration, custodial fees and other details, investors should contact their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative or the Transfer Agent.

EXCHANGE PRIVILEGE


    Shares of each Class may be exchanged for shares of the same Class of any other Morgan Stanley Dean Witter Multi-Class Fund without the imposition of any exchange fee. Shares may also be exchanged for shares of the following funds:
Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust, Morgan Stanley Dean Witter Limited Term Municipal Trust, Morgan Stanley Dean Witter Short-Term Bond Fund and five Morgan Stanley Dean Witter funds which are money market funds (the "Exchange Funds"). Class A shares may also be exchanged for shares of Morgan Stanley Dean Witter Multi-State Municipal Series Trust and Morgan Stanley Dean Witter Hawaii Municipal Trust, which are Morgan Stanley Dean Witter Funds sold with a front-end sales charge ("FSC Funds"). Class B shares may also be exchanged for shares of Morgan Stanley Dean Witter Global Short-Term Income Fund Inc. ("Global Short-Term"), which is a Morgan Stanley Dean Witter Fund offered with a CDSC. Exchanges may be made after the shares of the fund acquired by purchase (not by exchange or dividend reinvestment) have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment.



    An exchange to another Morgan Stanley Dean Witter Multi-Class Fund, any FSC Fund, Global Short-Term or any Exchange Fund that is not a money market fund is on the basis of the next calculated net asset value per share of each fund after the exchange order is received. When exchanging into a money market fund from the Fund, shares of the Fund are redeemed out of the Fund at their next calculated net asset value and the proceeds of the redemption are used to purchase shares of the money market fund at their net asset value determined the following business day. Subsequent exchanges between any of the money market funds and any of the Morgan Stanley Dean Witter Multi-Class Funds, FSC Funds, Global Short-Term or any Exchange Fund that is not a money market fund can be effected on the same basis.



    No CDSC is imposed at the time of any exchange of shares, although any applicable CDSC will be imposed upon ultimate redemption. During the period of time the shareholder remains in an Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired), the holding period (for the purpose of determining the rate of the CDSC) is frozen. If those shares are subsequently re-exchanged for shares of a Morgan Stanley Dean Witter Multi-Class Fund or shares of Global Short-Term, the holding period previously frozen when the first exchange was made resumes on the last day of the month in which shares of a Morgan Stanley Dean Witter Multi-Class Fund or shares of Global Short-Term are reacquired. Thus, the CDSC is based upon the time (calculated as described above) the shareholder was invested in shares of a Morgan Stanley Dean Witter Multi-Class Fund or in shares of Global Short-Term (see "Purchase of Fund Shares"). In the case of exchanges of Class A shares which are subject to a CDSC, the holding period also includes the time (calculated as described above) the shareholder was invested in shares of a FSC Fund. In the case of shares exchanged into an Exchange Fund on or after April 23, 1990, upon a redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the Exchange Fund 12b-1 distribution fees, if any, incurred on or after that date which are attributable to those shares. (Exchange Fund 12b-1 distribution fees are described in the prospectuses for those funds.) Class B shares of the Fund acquired in exchange for shares of Global Short-Term or Class B shares of another Morgan Stanley Dean Witter Multi-Class Fund having a different CDSC schedule than that of this Fund will be subject to the higher CDSC schedule, even if such shares are subsequently re-exchanged for shares of the fund with the lower CDSC schedule.


    ADDITIONAL INFORMATION REGARDING EXCHANGES. Purchases and exchanges should be made for investment purposes only. A pattern of frequent exchanges may be deemed by the Investment Manager to be abusive and contrary to the best interests of the Fund's other shareholders and, at the Investment Manager's discretion, may be limited by the Fund's refusal to accept additional purchases and/ or exchanges from the investor. Although the Fund does not have any specific definition of what constitutes a pattern of frequent exchanges, and will consider all relevant factors in determining whether a particular situation is abusive and contrary to the best interests of the Fund and its other shareholders, investors should be aware that the Fund and each of the other Morgan Stanley Dean Witter Funds may in their discretion limit or otherwise restrict the number of times this Exchange Privilege may be exercised by any investor. Any such restriction will be made by the Fund on a prospective basis only, upon notice to the shareholder not later than ten days following such shareholder's most recent exchange. Also, the Exchange Privilege may be terminated or revised at any time by the Fund and/or any of such Morgan Stanley Dean Witter Funds for which shares of the Fund have been exchanged, upon such notice as may be required by applicable regulatory agencies. Shareholders maintaining margin accounts with DWR or another Selected Broker-Dealer are referred to their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative regarding restrictions on exchange of shares of the Fund pledged in the margin account.


    The current prospectus for each fund describes its investment objective(s) and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of a shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within ninety days after the shares are purchased. The Exchange Privilege is only available in states where an exchange may legally be made.


    If DWR or another Selected Broker-Dealer is the current dealer of record and its account numbers are part of the account information, shareholders may initiate an exchange of shares of the Fund for shares of any of the Morgan Stanley Dean Witter Funds (for which the Exchange Privilege is available) pursuant to this Exchange Privilege by contacting their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative (no Exchange Privilege Authorization Form is required). Other shareholders (and those shareholders who are clients of DWR or another Selected Broker-Dealer but who wish to make exchanges directly by writing or telephoning the Transfer Agent) must complete and forward to the Transfer Agent an Exchange Privilege Authorization Form, copies of which may be obtained from the Transfer Agent, to initiate an exchange. If the Authorization Form is used, exchanges may be made in writing or by contacting the Transfer Agent at (800) 869-NEWS (toll-free).


    The Fund will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. Such procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number and DWR or other Selected Broker-Dealer account number (if any). Telephone instructions may also be recorded. If such procedures are not employed, the Fund may be liable for any losses due to unauthorized or fraudulent instructions.

    Telephone exchange instructions will be accepted if received by the Transfer agent between 9:00 a.m. and 4:00 p.m., New York time, on any day the New York Stock Exchange is open. Any shareholder wishing to make an exchange who has previously filed an Exchange Privilege Authorization

Form and who is unable to reach the Fund by telephone should contact his or her Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative, if appropriate, or make a written exchange request. Shareholders are advised that during periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Morgan Stanley Dean Witter Funds in the past.



    Shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative or the Transfer Agent for further information about the Exchange Privilege.


REDEMPTIONS AND REPURCHASES
--------------------------------------------------------------------------------

    REDEMPTION. Shares of each Class of the Fund can be redeemed for cash at any time at the net asset value per share next determined less the amount of any applicable CDSC in the case of Class A, Class B or Class C shares (see "Purchase of Fund Shares"). If shares are held in a shareholder's account without a share certificate, a written request for redemption to the Fund's Transfer Agent at P.O. Box 983, Jersey City, NJ 07303 is required. If certificates are held by the shareholder, the shares may be redeemed by surrendering the certificates with a written request for redemption along with any additional documentation required by the Transfer Agent.

    REPURCHASE. DWR and other Selected Broker-Dealers are authorized to repurchase shares represented by a share certificate which is delivered to any of their offices. Shares held in a shareholder's account without a share certificate may also be repurchased by DWR and other Selected Broker-Dealers upon the telephonic request of the shareholder. The repurchase price is the net asset value next computed (see "Purchase of Fund Shares") after such repurchase order is received by DWR or other Selected Broker-Dealer, reduced by any applicable CDSC.

    The CDSC, if any, will be the only fee imposed by the Fund or the Distributor. The offer by DWR and other Selected Broker-Dealers to repurchase shares may be suspended without notice by them at any time. In that event, shareholders may redeem their shares through the Fund's Transfer Agent as set forth above under "Redemption."


    PAYMENT FOR SHARES REDEEMED OR REPURCHASED. Payment for shares presented for repurchase or redemption will be made by check within seven days after receipt by the Transfer Agent of the certificate and/or written request in good order. Such payment may be postponed or the right of redemption suspended under unusual circumstances, e.g., when normal trading is not taking place on the New York Stock Exchange. If the shares to be redeemed have recently been purchased by check, payment of the redemption proceeds may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of receipt of the check by the Transfer Agent). Shareholders maintaining margin accounts with DWR or another Selected Broker-Dealer are referred to their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative regarding restrictions on redemption of shares of the Fund pledged in the margin account.


    REINSTATEMENT PRIVILEGE. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Fund in the same Class from which such shares were redeemed or repurchased, at their net asset value next determined after a reinstatement request, together with the proceeds, is received by the Transfer Agent and receive a pro rata credit for any CDSC paid in connection with such redemption or repurchase.

    INVOLUNTARY REDEMPTION. The Fund reserves the right, on sixty days' notice, to redeem, at their net asset value, the shares of any shareholder (other than shares held in an Individual Retirement Account or custodial account under
Section 403(b)(7) of the Internal Revenue Code) whose shares due to redemptions by the shareholder have a value of less than $100 or such lesser amount as may be fixed by the Trustees or, in the case of an account opened through EasyInvest-SM-, if after twelve months the shareholder has invested less than $1,000 in the account. However, before the Fund redeems such shares and sends the proceeds to the shareholder it will notify the shareholder that the value of the shares is less than the applicable amount and allow the shareholder sixty days to make an additional investment in an amount which will increase the value of the account to at least the applicable amount before the redemption is processed. No CDSC will be imposed on any involuntary redemption.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    DIVIDENDS AND DISTRIBUTIONS. The Fund declares dividends separately for each Class of shares and intends to distribute all of its net investment income and net realized short-term and long-term capital gains, if any, at least once per year. The Fund may, however, determine either to distribute or to retain all or part of any net long-term capital gains in any year for reinvestment.

    All dividends and any capital gains distributions will be paid in additional shares of the same Class and automatically credited to the shareholder's account without issuance of a share certificate unless the shareholder requests in writing that all dividends and/or distributions be paid in cash. Shares acquired by dividend and distribution reinvestments will not be subject to any front-end sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. Distributions paid on Class A and Class D shares will be higher than for Class B and Class C shares because distribution fees paid by Class B and Class C shares are higher. (See "Shareholder Services--Automatic Investment of Dividends and Distributions.")


    TAXES. Because the Fund intends to distribute all of its net investment income and net short-term capital gains to shareholders and otherwise continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, it is not expected that the Fund will be required to pay any federal income tax. Shareholders who are required to pay taxes on their income will normally have to pay federal income taxes, and any state and local income taxes, on the dividends and distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or net short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash. Any dividends declared in the last quarter of any calendar year which are paid in the following year prior to February 1 will be deemed, for tax purposes, to have been received by the shareholder in the prior year.


    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Capital gains distributions are not eligible for the corporate dividends received deduction.

    The Fund may at times make payments from sources other than income or net capital gains. Payments from such sources would, in effect, represent a return of a portion of each shareholder's investment. All, or a portion, of such payments would not be taxable to shareholders.

    After the end of the calendar year, shareholders will be sent full information on their dividends and capital gains distributions for tax purposes. Shareholders will also be notified of their proportionate share of long-term capital gains distributions that are eligible for a reduced rate of tax under the Taxpayer Relief Act of 1997. To avoid being subject to a 31% federal backup withholding tax on taxable dividends, capital gains distributions and the proceeds of redemptions and repurchases, shareholders' taxpayer identification numbers must be furnished and certified as to their accuracy.



    Shareholders should consult their tax advisors as to the applicability of the foregoing to their current situation.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    From time to time the Fund may quote its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. The total return of the Fund is based on historical earnings and is not intended to indicate future performance. The "average annual total return" of the Fund refers to a figure reflecting the average annualized percentage increase (or decrease) in the value of an initial investment in a Class of the Fund of $1,000 over periods of one, five and ten years, or over the life of the Fund, if less than any of the foregoing. Average annual total return reflects all income earned by the Fund, any appreciation or depreciation of the Fund's assets, all expenses incurred by the applicable Class and all sales charges which would be incurred by shareholders, for the stated periods. It also assumes reinvestment of all dividends and distributions paid by the Fund.

    In addition to the foregoing, the Fund may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations may or may not reflect the deduction of any sales charge which, if reflected, would reduce the performance quoted. The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of the Fund. The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by independent organizations, such as mutual fund performance rankings of Lipper Analytical Services, Inc.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

    VOTING RIGHTS. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class A's expenses, if such proposal is submitted separately to Class A shareholders. Also, as discussed herein, Class A, Class B and Class C bear the expenses related to the distribution of their respective shares.

    The Fund is not required to hold Annual Meetings of Shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders.

    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that Fund obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.


    CODE OF ETHICS. Directors, officers and employees of MSDW Advisors, MSDW Services and MSDW Distributors are subject to a strict Code of Ethics adopted by those companies. The Code of Ethics is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from a person's employment activities and that actual and potential conflicts of interest are avoided. To achieve these goals and comply with regulatory requirements, the Code of Ethics requires, among other things, that personal securities transactions by employees of the companies be subject to an advance clearance process to monitor that no Morgan Stanley Dean Witter Fund is engaged at the same time in a purchase or sale of the same security. The Code of Ethics bans the purchase of securities in an initial public offering, and also prohibits engaging in futures and options transactions and profiting on short-term trading (that is, a purchase within sixty days of a sale or a sale within sixty days of a purchase) of a security. In addition, investment personnel may not purchase or sell a security for their personal account within thirty days before or after any transaction in any Morgan Stanley Dean Witter Fund managed by them. Any violations of the Code of Ethics are subject to sanctions, including reprimand, demotion or suspension or termination of employment. The Code of Ethics comports with regulatory requirements and the recommendations in the 1994 report by the Investment Company Institute Advisory Group on Personal Investing.


    MASTER/FEEDER CONVERSION. The Fund reserves the right to seek to achieve its investment objective by investing all of its investable assets in a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund.

    SHAREHOLDER INQUIRIES. All inquiries regarding the Fund should be directed to the Fund at the telephone numbers or address set forth on the front cover of this Prospectus.

Morgan Stanley Dean Witter

Value-Added Market Series
Two World Trade Center
New York, New York 10048

TRUSTEES


Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Kenton J. Hinchliffe
Vice President
Alice S. Weiss
Vice President
Thomas F. Caloia
Treasurer

CUSTODIAN

The Bank of New York
90 Washington Street
New York, New York 10286

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT


Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center
Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER


Morgan Stanley Dean Witter Advisors Inc.



MORGAN STANLEY

DEAN WITTER
VALUE-ADDED
MARKET SERIES
EQUITY PORTFOLIO


                                          [PHOTO]
                                                   PROSPECTUS -- AUGUST 27, 1998

STATEMENT OF ADDITIONAL INFORMATION        MORGAN STANLEY
DEAN WITTER

VALUE-ADDED
MARKET SERIES


AUGUST 27, 1998


--------------------------------------------------------------------------------


    Morgan Stanley Dean Witter Value-Added Market Series (the "Fund") is an open-end diversified management investment company presently consisting of a single investment portfolio, the Equity Portfolio, whose investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund seeks to attain the Equity Portfolio's investment objective by investing on an equally-weighted basis in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index. (References herein to the Fund refer also to the Equity Portfolio if the context so indicates.) The Fund is neither sponsored by, nor affiliated with, Standard & Poor's Corporation.



    A Prospectus for the Fund dated August 27, 1998, which provides the basic information you should know before investing in the Fund, may be obtained without charge from the Fund at the address or telephone numbers listed below or from the Fund's Distributor, Morgan Stanley Dean Witter Distributors Inc., or from Dean Witter Reynolds Inc. at any of its branch offices. This Statement of Additional Information is not a Prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectus.



Morgan Stanley Dean Witter

Value-Added Market Series
Two World Trade Center
New York, New York 10048
(212) 392-2550 or
(800) 869-NEWS (toll-free)

TABLE OF CONTENTS
--------------------------------------------------------------------------------


The Fund and its Management............................................................          3
Trustees and Officers..................................................................          7
Investment Practices and Policies......................................................         13
Investment Restrictions................................................................         15
Portfolio Transactions and Brokerage...................................................         17
The Distributor........................................................................         18
Determination of Net Asset Value.......................................................         23
Purchase of Fund Shares................................................................         23
Shareholder Services...................................................................         26
Redemptions and Repurchases............................................................         30
Dividends, Distributions and Taxes.....................................................         32
Performance Information................................................................         33
Description of Shares of the Fund......................................................         35
Custodian and Transfer Agent...........................................................         35
Independent Accountants................................................................         35
Reports to Shareholders................................................................         36
Legal Counsel..........................................................................         36
Experts................................................................................         36
Registration Statement.................................................................         36
Financial Statements -- June 30, 1998..................................................         37
Report of Independent Accountants......................................................         58

THE FUND AND ITS MANAGEMENT
--------------------------------------------------------------------------------

THE FUND


    The Fund is a Trust of the type commonly known as a "Massachusetts business trust" and was organized under the laws of the Commonwealth of Massachusetts on May 27, 1987 under the name Dean Witter Value-Added Market Series. On June 22, 1998, the Trustees of the Fund adopted an Amendment to the Declaration of Trust of the Fund changing the name of the Fund to Morgan Stanley Dean Witter Value-Added Market Series.


THE INVESTMENT MANAGER


    Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager" or "MSDW Advisors"), a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"), a Delaware corporation. The daily management of the Fund and research relating to the Fund's portfolio are conducted by or under the direction of officers of the Fund and of the Investment Manager, subject to review by the Fund's Trustees. Information as to these Trustees and officers is contained under the caption "Trustees and Officers."



    MSDW Advisors is the investment manager or investment advisor of the following investment companies, which are collectively referred to as the "Morgan Stanley Dean Witter Funds":



OPEN-END FUNDS

        1  Active Assets California Tax-Free Trust
        2  Active Assets Government Securities Trust
        3  Active Assets Money Trust
        4  Active Assets Tax-Free Trust
        5  Morgan Stanley Dean Witter American Value Fund
        6  Morgan Stanley Dean Witter Balanced Growth Fund
        7  Morgan Stanley Dean Witter Balanced Income Fund
        8  Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
        9  Morgan Stanley Dean Witter California Tax-Free Income Fund
       10  Morgan Stanley Dean Witter Capital Appreciation Fund
       11  Morgan Stanley Dean Witter Capital Growth Securities
       12  Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS" Portfolio
       13  Morgan Stanley Dean Witter Convertible Securities Trust
       14  Morgan Stanley Dean Witter Developing Growth Securities Trust
       15  Morgan Stanley Dean Witter Diversified Income Trust
       16  Morgan Stanley Dean Witter Dividend Growth Securities Inc.
       17  Morgan Stanley Dean Witter Equity Fund
       18  Morgan Stanley Dean Witter European Growth Fund Inc.
       19  Morgan Stanley Dean Witter Federal Securities Trust
       20  Morgan Stanley Dean Witter Financial Services Trust
       21  Morgan Stanley Dean Witter Fund of Funds
       22  Dean Witter Global Asset Allocation Fund
       23  Morgan Stanley Dean Witter Global Dividend Growth Securities
       24  Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
       25  Morgan Stanley Dean Witter Global Utilities Fund
       26  Morgan Stanley Dean Witter Growth Fund
       27  Morgan Stanley Dean Witter Hawaii Municipal Trust
       28  Morgan Stanley Dean Witter Health Sciences Trust
       29  Morgan Stanley Dean Witter High Yield Securities Inc.

       30  Morgan Stanley Dean Witter Income Builder Fund
       31  Morgan Stanley Dean Witter Information Fund
       32  Morgan Stanley Dean Witter Intermediate Income Securities
       33  Morgan Stanley Dean Witter Intermediate Term U.S. Treasury Trust
       34  Morgan Stanley Dean Witter International SmallCap Fund
       35  Morgan Stanley Dean Witter Japan Fund
       36  Morgan Stanley Dean Witter Limited Term Municipal Trust
       37  Morgan Stanley Dean Witter Liquid Asset Fund Inc.
       38  Morgan Stanley Dean Witter Market Leader Trust
       39  Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
       40  Morgan Stanley Dean Witter Mid-Cap Growth Fund
       41  Morgan Stanley Dean Witter Multi-State Municipal Series Trust
       42  Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
       43  Morgan Stanley Dean Witter New York Municipal Money Market Trust
       44  Morgan Stanley Dean Witter New York Tax-Free Income Fund
       45  Morgan Stanley Dean Witter Pacific Growth Fund Inc.
       46  Morgan Stanley Dean Witter Precious Metals and Minerals Trust
       47  Dean Witter Retirement Series
       48  Morgan Stanley Dean Witter Select Dimensions Investment Series
       49  Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
       50  Morgan Stanley Dean Witter Short-Term Bond Fund
       51  Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
       52  Morgan Stanley Dean Witter Special Value Fund
       53  Morgan Stanley Dean Witter S&P 500 Index Fund
       54  Morgan Stanley Dean Witter S&P 500 Select Fund
       55  Morgan Stanley Dean Witter Strategist Fund
       56  Morgan Stanley Dean Witter Tax-Exempt Securities Trust
       57  Morgan Stanley Dean Witter Tax-Free Daily Income Trust
       58  Morgan Stanley Dean Witter U.S. Government Money Market Trust
       59  Morgan Stanley Dean Witter U.S. Government Securities Trust
       60  Morgan Stanley Dean Witter Utilities Fund
       61  Morgan Stanley Dean Witter Value-Added Market Series
       62  Morgan Stanley Dean Witter Variable Investment Series
       63  Morgan Stanley Dean Witter World Wide Income Trust

CLOSED-END FUNDS

        1  InterCapital California Insured Municipal Income Trust
        2  InterCapital California Quality Municipal Securities
        3  Dean Witter Government Income Trust
        4  High Income Advantage Trust
        5  High Income Advantage Trust II
        6  High Income Advantage Trust III
        7  InterCapital Income Securities Inc.
        8  InterCapital Insured California Municipal Securities
        9  InterCapital Insured Municipal Bond Trust
       10  InterCapital Insured Municipal Income Trust
       11  InterCapital Insured Municipal Securities
       12  InterCapital Insured Municipal Trust
       13  Municipal Income Opportunities Trust
       14  Municipal Income Opportunities Trust II
       15  Municipal Income Opportunities Trust III
       16  Municipal Income Trust

       17  Municipal Income Trust II
       18  Municipal Income Trust III
       19  Municipal Premium Income Trust
       20  InterCapital New York Quality Municipal Securities
       21  Morgan Stanley Dean Witter Prime Income Trust
       22  InterCapital Quality Municipal Income Trust
       23  InterCapital Quality Municipal Investment Trust
       24  InterCapital Quality Municipal Securities



    In addition, Morgan Stanley Dean Witter Services Company Inc. ("MSDW Services"), a wholly-owned subsidiary of MSDW Advisors, serves as manager for the following investment companies for which TCW Funds Management, Inc. is the investment advisor (the "TCW/DW Funds"):


OPEN-END FUNDS

        1  TCW/DW Emerging Markets Opportunities Trust
        2  TCW/DW Global Telecom Trust
        3  TCW/DW Income and Growth Fund
        4  TCW/DW Latin American Growth Fund
        5  TCW/DW Mid-Cap Equity Trust
        6  TCW/DW North American Government Income Trust
        7  TCW/DW Small Cap Growth Fund
        8  TCW/DW Total Return Trust


CLOSED-END FUNDS

        1  TCW/DW Term Trust 2000
        2  TCW/DW Term Trust 2002
        3  TCW/DW Term Trust 2003



    MSDW Advisors also serves as: (i) administrator of The BlackRock Strategic Term Trust Inc., a closed-end investment company; (ii) sub-administrator of Templeton Global Governments Income Trust, a closed-end investment company; and
(iii) investment advisor of Offshore Dividend Growth Fund and Offshore Money Market Fund, mutual funds established under the laws of the Cayman Islands and available only to investors who are participants in the International Active Assets Account program and are neither citizens nor residents of the United States.



    Pursuant to an Investment Management Agreement (the "Agreement") with the Investment Manager, the Fund has retained the Investment Manager to manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates such information and advice relating to the economy, securities markets and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.



    Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, such office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, statements of additional information, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund. The Investment Manager has retained MSDW Services to provide its administrative services under the Agreement.

    Expenses not expressly assumed by the Investment Manager under the Agreement or by the Distributor of the Fund's shares, Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors" or the "Distributor") (see "The Distributor"), will be paid by the Fund. These expenses will be allocated among the four classes of shares of the Fund (each, a "Class") pro rata based on the net assets of the Fund attributable to each Class, except as described below. Such expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1 (the "12b-1 fee") (see "The Distributor"); charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing of share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing Prospectuses and Statements of Additional Information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager) and independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation. The 12b-1 fees relating to a particular Class will be allocated directly to that Class. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Trustees.



    As full compensation for the services and facilities furnished to the Fund and expenses of the Fund assumed by the Investment Manager, the Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.50% of the portion of daily net assets not exceeding $500 million; 0.45% of the portion exceeding $500 million but not exceeding $1 billion; 0.425% of the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.40% of the portion of daily net assets exceeding $2 billion. The management fee is allocated among the Classes pro rata based on the net assets of the Fund attributable to each Class. For the fiscal years ended June 30, 1996, 1997 and 1998, the Fund accrued to the Investment Manager total compensation of $3,897,002, $5,253,245 and $7,209,874, respectively.


    The Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors. The Agreement in no way restricts the Investment Manager from acting as investment manager or adviser to others.

    The Agreement was initially approved by the Board of Trustees on February 21, 1997 and by the shareholders of the Fund at a Meeting of Shareholders held on May 21, 1997. The Agreement is substantially identical to a prior investment management agreement which was initially approved by the Board of Trustees on October 30, 1992 and by the shareholders of the Fund at a Special Meeting of Shareholders held on January 12, 1993, as such prior agreement had been amended by the Board of Trustees at their meetings held on April 8, 1994 and April 17, 1996 to provide breakpoints in the management fee that reduced the compensation received by the Investment Manager under the agreement on assets exceeding $500 million and $1 billion. The Agreement took effect on May 31, 1997 upon the consummation of the merger of Dean Witter, Discover & Co. with Morgan Stanley Group Inc. The Agreement may be terminated at any time, without penalty, on thirty days' notice by the Trustees of the

Fund, by the holders of a majority, as defined in the Investment Company Act of 1940, as amended (the "Act"), of the outstanding shares of the Fund, or by the Investment Manager. The Agreement will automatically terminate in the event of its assignment (as defined in the Act).


    Under its terms, the Agreement has an initial term ending April 30, 1999 and will continue in effect from year to year thereafter, provided continuance of the Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Act, of the outstanding shares of the Fund, or by the Trustees of the Fund; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees of the Fund who are not parties to the Agreement or "interested persons" (as defined in the Act) or any such party (the "Independent Trustees"), which vote must be cast in person at a meeting called for the purpose of voting on such approval. At their meeting held on April 30, 1998, the Trustees of the Fund amended the Agreement to reduce the compensation received by the Investment Manager under the Agreement on assets exceeding $2 billion.



    The following owned 5% or more of the outstanding shares of Class A on August 5, 1998: Michael Moye & Rose Jackson Moye Ttees of the Moye Living Trust, 11-15-96, Account 1, 1137 Second Street, Suite 119, Santa Monica, CA 90403--7.895%; MSDW Trust Ttee for Cygnus Inc., P.O. Box 957, Jersey City, NJ 07303--6.766%; and SMICO, Attn: John George, P.O. Box 307, Smith Center, KS 66967-- 5.519%; and the following owned 5% or more of the outstanding shares of Class D on August 5, 1998: Mellon Bank N.A., Mutual Funds, P.O. Box 3198, Pittsburgh, PA 15230, as trustee of the Morgan Stanley Dean Witter START Plan and the SPS Transaction Services, Inc. START Plan, employee benefit plans established by Dean Witter Reynolds Inc. and SPS Transaction Services Inc. (an affiliate of Dean Witter Reynolds Inc.) for their employees as qualified under
Section 401(k) of the Internal Revenue Code-- 95.742%.



    The Fund has acknowledged that the name "Morgan Stanley Dean Witter" is a property right of MSDW. The Fund has agreed that MSDW, or any corporate affiliate of MSDW, may use, or at any time permit others to use, the name "Morgan Stanley Dean Witter." The Fund has also agreed that in the event the Agreement is terminated, or if the affiliation between MSDW Advisors and its parent company is terminated, the Fund will eliminate the name "Morgan Stanley Dean Witter" from its name if MSDW, or any corporate affiliate of MSDW, shall so request.


TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


    The Trustees and Executive Officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with MSDW Advisors and with the 87 Morgan Stanley Dean Witter Funds and the 11 TCW/DW Funds are shown below.



       NAME, AGE, POSITION WITH FUND
                AND ADDRESS                             PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
--------------------------------------------  -----------------------------------------------------------------
Michael Bozic (57)                            Chairman and Chief Executive Officer of Levitz Furniture
Trustee                                       Corporation (since November, 1995); Director or Trustee of the
c/o Levitz Furniture Corporation              Morgan Stanley Dean Witter Funds; formerly President and Chief
7887 N. Federal Highway                       Executive Officer of Hills Department Stores (May, 1991-July,
Boca Raton, Florida                           1995); formerly variously Chairman, Chief Executive Officer,
                                              President and Chief Operating Officer (1987-1991) of the Sears
                                              Merchandise Group of Sears, Roebuck and Co.; Director of
                                              Eaglemark Financial Services, Inc. and Weirton Steel Corporation.

       NAME, AGE, POSITION WITH FUND
                AND ADDRESS                             PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
--------------------------------------------  -----------------------------------------------------------------
Charles A. Fiumefreddo* (65)                  Chairman, Director or Trustee, President and Chief Executive
Chairman of the Board,                        Officer of the Morgan Stanley Dean Witter Funds; Chairman, Chief
President and Chief Executive                 Executive Officer and Trustee of the TCW/DW Funds; formerly
Officer and Trustee                           Chairman, Chief Executive Officer and Director of MSDW Advisors,
Two World Trade Center                        MSDW Distributors and MSDW Services, Executive Vice President and
New York, New York                            Director of Dean Witter Reynolds Inc. ("DWR"), Chairman and
                                              Director of Morgan Stanley Dean Witter Trust FSB ("MSDW Trust"),
                                              and Director and/or officer of various MSDW subsidiaries (until
                                              June, 1998).

Edwin J. Garn (65)                            Director or Trustee of the Morgan Stanley Dean Witter Funds;
Trustee                                       formerly United States Senator (R-Utah) (1974-1992) and Chairman,
c/o Huntsman Corporation                      Senate Banking Committee (1980-1986); formerly Mayor of Salt Lake
500 Huntsman Way                              City, Utah (1972-1974); formerly Astronaut, Space Shuttle
Salt Lake City, Utah                          Discovery (April 12-19, 1985); Vice Chairman, Huntsman
                                              Corporation (since January, 1993); Director of Franklin Covey
                                              (time management systems), John Alden Financial Corp. (health insurance), United Space Alliance (joint venture between Lockheed
                                              Martin and the Boeing Company) and Nuskin Asia Pacific
                                              (multilevel marketing); member of the board of various civic and charitable organizations.

John R. Haire (73)                            Chairman of the Audit Committee and Director or Trustee of the
Trustee                                       Morgan Stanley Dean Witter Funds; Chairman of the Audit Committee
Two World Trade Center                        and Trustee of the TCW/DW Funds; formerly Chairman of the
New York, New York                            Independent Directors or Trustees of the Morgan Stanley Dean
                                              Witter Funds and the TCW/DW Funds (until June, 1998); formerly
                                              President, Council for Aid to Education (1978-1989) and Chairman
                                              and Chief Executive Officer of Anchor Corporation, an Investment
                                              Adviser (1964-1978).

Wayne E. Hedien (64)                          Retired, Director or Trustee of the Morgan Stanley Dean Witter
Trustee                                       Funds; Director of The PMI Group, Inc. (private mortgage
c/o Gordon Altman Butowsky                    insurance); Trustee and Vice Chairman of The Field Museum of
   Weitzen Shalov & Wein                      Natural History; formerly associated with the Allstate Companies
Counsel to the Independent Trustees           (1966-1994), most recently as Chairman of The Allstate
114 West 47th Street                          Corporation (March, 1993-December, 1994) and Chairman and Chief
New York, New York                            Executive Officer of its wholly-owned subsidiary, Allstate
                                              Insurance Company (July, 1989-December, 1994); director of various other business and charitable organizations.

       NAME, AGE, POSITION WITH FUND
                AND ADDRESS                             PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
--------------------------------------------  -----------------------------------------------------------------
Dr. Manuel H. Johnson (49)                    Senior Partner, Johnson Smick International, Inc., a consulting
Trustee                                       firm; Co-Chairman and a founder of the Group of Seven Council
c/o Johnson Smick                             (G7C), an international economic commission; Director or Trustee
   International, Inc.                        of the Morgan Stanley Dean Witter Funds; Trustee of the TCW/DW
1133 Connecticut Avenue, N.W.                 Funds; Director of NASDAQ (since June, 1995); Director of
Washington, DC                                Greenwich Capital Markets Inc. (broker-dealer) and NVR, Inc.
                                              (home construction); Trustee of the Financial Accounting
                                              Foundation (oversight organization of the Financial Accounting
                                              Standards Board); formerly Vice Chairman of the Board of
                                              Governors of the Federal Reserve System (1986-1990) and Assistant
                                              Secretary of the U.S. Treasury (1982-1986).

Michael E. Nugent (62)                        General Partner, Triumph Capital, L.P., a private investment
Trustee                                       partnership; Director or Trustee of the Morgan Stanley Dean
c/o Triumph Capital, L.P.                     Witter Funds; Trustee of the TCW/DW Funds; formerly Vice
237 Park Avenue,                              President, Bankers Trust Company and BT Capital Corporation
New York, New York                            (1984-1988); director of various business organizations.

Philip J. Purcell* (54)                       Chairman of the Board of Directors and Chief Executive Officer of
Trustee                                       MSDW, DWR and Novus Credit Services Inc.; Director of MSDW
1585 Broadway                                 Distributors; Director or Trustee of the Morgan Stanley Dean
New York, New York                            Witter Funds; Director and/or officer of various MSDW
                                              subsidiaries.

John L. Schroeder (67)                        Retired; Director or Trustee of the Morgan Stanley Dean Witter
Trustee                                       Funds; Trustee of the TCW/DW Funds; Director of Citizens
c/o Gordon Altman Butowsky                    Utilities Company; formerly Executive Vice President and Chief
   Weitzen Shalov & Wein                      Investment Officer of the Home Insurance Company (August,
Counsel to the Independent Trustees           1991-September, 1995).
114 West 47th Street
New York, New York

Barry Fink (43)                               Senior Vice President (since March, 1997), Secretary and General
Vice President, Secretary                     Counsel (since February, 1997) and Director (since July, 1998) of
  and General Counsel                         MSDW Advisors and MSDW Services; Senior Vice President (since
Two World Trade Center                        March, 1997) and Assistant Secretary and Assistant General
New York, New York                            Counsel (since February, 1997) of MSDW Distributors; Assistant
                                              Secretary of DWR (since August, 1996); Vice President, Secretary and General Counsel of the Morgan Stanley Dean Witter Funds and
                                              the TCW/DW Funds (since February, 1997); previously First Vice
                                              President (June, 1993-February, 1997), Vice President (until
                                              June, 1993) and Assistant Secretary and Assistant General Counsel
                                              of MSDW Advisors and MSDW Services and Assistant Secretary of the
                                              Morgan Stanley Dean Witter Funds and the TCW/DW Funds.

       NAME, AGE, POSITION WITH FUND
                AND ADDRESS                             PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
--------------------------------------------  -----------------------------------------------------------------
Kenton J. Hinchliffe (53)                     Senior Vice President of MSDW Advisors; Vice President of various
Vice President                                Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York

Alice S. Weiss (50)                           Vice President of MSDW Advisors; Vice President of various Morgan
Vice President                                Stanley Dean Witter Funds.
Two World Trade Center
New York, New York

Thomas F. Caloia (52)                         First Vice President and Assistant Treasurer of MSDW Advisors and
Treasurer                                     MSDW Services; Treasurer of the Morgan Stanley Dean Witter Funds
Two World Trade Center                        and the TCW/DW Funds.
New York, New York

------------------------
 *Denotes Trustees who are "interested persons" of the Fund, as defined in the Act.



    In addition, Mitchell M. Merin, President, Chief Executive Officer and Director of MSDW Advisors and MSDW Services, Chairman and Director of MSDW Distributors and MSDW Trust, Executive Vice President and Director of DWR, and Director of SPS Transaction Services, Inc. and various other MSDW subsidiaries, Robert M. Scanlan, President, Chief Operating Officer and Director of MSDW Advisors and MSDW Services, Executive Vice President of MSDW Distributors and MSDW Trust and Director of MSDW Trust, Robert S. Giambrone, Senior Vice President of MSDW Advisors, MSDW Services, MSDW Distributors and MSDW Trust and Director of MSDW Trust, and Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of MSDW Advisors and Director of MSDW Trust, are Vice Presidents of the Fund, and Marilyn K. Cranney and Carsten Otto, First Vice Presidents and Assistant General Counsels of MSDW Advisors and MSDW Services, Frank Bruttomesso, LouAnne D. McInnis and Ruth Rossi, Vice Presidents and Assistant General Counsels of MSDW Advisors and MSDW Services, and Todd Lebo, a staff attorney with MSDW Advisors, are Assistant Secretaries of the Fund.



THE BOARD OF TRUSTEES, THE INDEPENDENT TRUSTEES, AND THE COMMITTEES



    The Board of Trustees consists of nine (9) trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds, and are referred to in this section as Trustees. As of the date of this Statement of Additional Information, there are a total of 87 Morgan Stanley Dean Witter Funds, comprised of 133 portfolios. As of July 31, 1998, the Morgan Stanley Dean Witter Funds had total net assets of approximately $107.7 billion and more than six million shareholders.



    Seven Trustees (77% of the total number) have no affiliation or business connection with MSDW Advisors or any of its affiliated persons and do not own any stock or other securities issued by MSDW Advisors' parent company, MSDW. These are the "disinterested" or "independent" Trustees. Four of the seven independent Trustees are also Independent Trustees of the TCW/DW Funds.



    Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Morgan Stanley Dean Witter Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. Indeed, by serving on the Funds' Boards, certain Trustees who would otherwise be qualified and in demand to serve on bank boards would be prohibited by law from doing so.

    All of the Independent Trustees serve as members of the Audit Committee. Three of them also serve as members of the Derivatives Committee. During the calendar year ended December 31, 1997, the Audit Committee, the Derivatives Committee and the Independent Trustees held a combined total of seventeen meetings.



    The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have such a plan.



    The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and reviewing the adequacy of the Fund's system of internal controls.



    Finally, the Board of each Fund has formed a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.



ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT TRUSTEES FOR ALL MORGAN
  STANLEY DEAN WITTER FUNDS



    The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Trustees of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Morgan Stanley Dean Witter Funds.



COMPENSATION OF INDEPENDENT TRUSTEES



    The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee. Mr. Haire currently serves as Chairman of the Audit Committee. Prior to June 1, 1998, Mr. Haire also served as Chairman of the Independent Trustees, for which services the Fund paid him an additional annual fee of $1,200.

    The following table illustrates the compensation paid to the Fund's Independent Trustees by the Fund for the fiscal year ended June 30, 1998.



                               FUND COMPENSATION



                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                      FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,500
Edwin J. Garn.................................................       1,650
John R. Haire.................................................       3,588
Wayne E. Hedien...............................................       1,232
Dr. Manuel H. Johnson.........................................       1,600
Michael E. Nugent.............................................       1,650
John L. Schroeder.............................................       1,650



    The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1997 for services to the 84 Morgan Stanley Dean Witter Funds and, in the case of Messrs. Haire, Johnson, Nugent and Schroeder, the 14 TCW/DW Funds that were in operation at December 31, 1997. Mr. Haire serves as Chairman of the Audit Committee of each Morgan Stanley Dean Witter Fund and each TCW/DW Fund and, prior to June 1, 1998, also served as Chairman of the Independent Directors or Trustees of those Funds. With respect to Messrs. Haire, Johnson, Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Morgan Stanley Dean Witter Money Market Funds. Mr. Hedien's term as Director or Trustee of each Morgan Stanley Dean Witter Fund commenced on September 1, 1997.



    CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS AND TCW/DW FUNDS



                                                                   FOR SERVICE AS                    TOTAL CASH
                                                                    CHAIRMAN OF      FOR SERVICE    COMPENSATION
                               FOR SERVICE                          INDEPENDENT          AS              FOR
                              AS DIRECTOR OR                       DIRECTORS/TRUSTEES  CHAIRMAN OF   SERVICES TO
                               TRUSTEE AND                           AND AUDIT       INDEPENDENT         84
                                COMMITTEE        FOR SERVICE AS    COMMITTEES OF      TRUSTEES         MORGAN
                               MEMBER OF 84       TRUSTEE AND            84           AND AUDIT        STANLEY
                              MORGAN STANLEY       COMMITTEE       MORGAN STANLEY   COMMITTEES OF    DEAN WITTER
NAME OF                        DEAN WITTER        MEMBER OF 14      DEAN WITTER          14         FUNDS AND 14
INDEPENDENT TRUSTEE               FUNDS           TCW/DW FUNDS         FUNDS        TCW/DW FUNDS    TCW/DW FUNDS
---------------------------  ----------------   ----------------   --------------   -------------   -------------
Michael Bozic..............      $133,602           --                 --               --            $133,602
Edwin J. Garn..............       149,702           --                 --               --             149,702
John R. Haire..............       149,702           $73,725           $157,463        $ 25,350         406,240
Wayne E. Hedien............        39,010           --                 --               --              39,010
Dr. Manuel H. Johnson......       145,702            71,125            --               --             216,827
Michael E. Nugent..........       149,702            73,725            --               --             223,427
John L. Schroeder..........       149,702            73,725            --               --             223,427



    As of the date of this Statement of Additional Information, 57 of the Morgan Stanley Dean Witter Funds, including the Fund, have adopted a retirement program under which an Independent Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service. Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 29.41% of his or her Eligible Compensation plus 0.4901667% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 58.82% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.



    The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the fiscal year ended June 30, 1998 and by the 57 Morgan Stanley Dean Witter Funds (including the Fund) for the year ended December 31, 1997, and the estimated retirement benefits for the Fund's Independent Trustees, to commence upon their retirement, from the Fund as of June 30, 1998 and from the 57 Morgan Stanley Dean Witter Funds as of December 31, 1997.



   RETIREMENT BENEFITS FROM THE FUND AND ALL MORGAN STANLEY DEAN WITTER FUNDS



                                           FOR ALL ADOPTING FUNDS           RETIREMENT BENEFITS           ESTIMATED ANNUAL
                                    ------------------------------------    ACCRUED AS EXPENSES               BENEFITS
                                         ESTIMATED                                                       UPON RETIREMENT(2)
                                      CREDITED YEARS        ESTIMATED     ------------------------     ----------------------
                                       OF SERVICE AT      PERCENTAGE OF                  BY ALL          FROM      FROM ALL
                                        RETIREMENT          ELIGIBLE       BY THE       ADOPTING         THE       ADOPTING
NAME OF INDEPENDENT TRUSTEE            (MAXIMUM 10)       COMPENSATION      FUND          FUNDS          FUND        FUNDS
----------------------------------  -------------------  ---------------  --------     -----------     --------   -----------
Michael Bozic.....................              10             58.82%     $    395     $    20,499     $  1,029   $    55,026
Edwin J. Garn.....................              10             58.82           586          30,878        1,029        55,026
John R. Haire.....................              10             58.82        (6,574)(3)     (19,823)(3)    2,418       132,002
Wayne E. Hedien...................               9             50.00           393               0          875        46,772
Dr. Manuel H. Johnson.............              10             58.82           240          12,832        1,029        55,026
Michael E. Nugent.................              10             58.82           417          22,546        1,029        55,026
John L. Schroeder.................               8             49.02           780          39,350          861        46,123


------------------------------

(1) An Eligible Trustee may elect alternate payments of his or her retirement benefits based upon the combined life expectancy of such Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. The amount estimated to be payable under this method, through the remainder of the later of the lives of such Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to either 50% or 100% of the previous periodic amount, an election that, respectively, increases or decreases the previous periodic amount so that the resulting payments will be the actuarial equivalent of the Regular Benefit.



(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.



(3) This number reflects the effect of the extension of Mr. Haire's term as Director or Trustee until May 1, 1999.



    As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1 percent of the Fund's shares of beneficial interest outstanding.



INVESTMENT PRACTICES AND POLICIES

--------------------------------------------------------------------------------

LENDING OF PORTFOLIO SECURITIES

    Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Fund (subject to notice provisions described below), and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 25% of the value of its total assets. A loan may be terminated by the borrower on one business day's notice, or by the Fund on four business days' notice. If the borrower fails to deliver the loaned securities within four days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund. The creditworthiness of firms to which the Fund lends its portfolio securities will be monitored on an ongoing basis by the Investment Manager pursuant to procedures adopted and reviewed, on an ongoing basis, by the Fund's Trustees.

    When voting or consent rights which accompany loaned securities pass to the borrower, however, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in such loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities. However, the Fund does not presently intend to lend any of its portfolio securities in the forseeable future.

REPURCHASE AGREEMENTS

    When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. A repurchase agreement may be viewed as a type of secured lending by the Fund which typically involves the acquisition by the Fund of government securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be maintained in a segregated account and will be marked to market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager subject to procedures established by the Board of Trustees of the Fund. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 10% of its total assets.

FUTURES CONTRACTS

    As discussed in the Prospectus, the Fund may invest in stock index futures contracts. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the futures contract price. Futures contracts on stock indexes do not involve the physical delivery of securities, but provide for a final cash settlement on the expiration date which reflects accumulated profits and losses credited or debited to each party's account. It should be recognized that the use of futures contracts involves skills different from those used in selecting portfolio securities.

    The Fund is required to maintain margin deposits with brokerage firms through which it effects index futures contracts. In addition, due to current industry practice, daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. The Fund may be required to make additional margin payments during the term of the contract.

    At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or a gain.

    Currently, stock index futures contracts can be purchased or sold with respect to, among others, the Standard & Poor's 500 Composite Stock Price Index and the Standard & Poor's 100 Composite Stock Price Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Index on the New York Futures Exchange, the Major Market Index on the American Stock Exchange and the Value Line Stock Index on the Kansas City Board of Trade.

PRIVATE PLACEMENTS

    The Fund may invest up to 10% of its total assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable. These securities are generally referred to as private placements or restricted securities. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

    The Securities and Exchange Commission has adopted Rule 144A under the Securities Act, which permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager, pursuant to procedures adopted by the Trustees of the Fund, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid," such security will not be included within the category "illiquid securities," which is limited by the Fund's investment restrictions to 10% of the Fund's total assets.

PORTFOLIO TURNOVER

    It is anticipated that the Fund's portfolio turnover rate will not exceed 100%. A 100% turnover rate would occur, for example, if 100% of the securities held in the Fund's portfolio (excluding all securities whose maturities at acquisition were one year or less) were sold and replaced within one year.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    In addition to the investment restrictions enumerated in the Prospectus, the investment restrictions listed below have been adopted by the Fund as fundamental policies, except as otherwise indicated. Under the Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the Act. Such a majority is defined as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50% of the outstanding shares of the Fund.

    The Fund may not:

         1. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee/ director of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers and trustees/directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuers.

         2. Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein.

         3. Purchase or sell commodities except that the Fund may purchase or sell (write) futures contracts and related options.

         4. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which operate, invest in, or sponsor such programs.

         5. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

         6. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

         7. Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in restriction
    (6). For the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial or variation margin for futures are not deemed to be pledges of assets.

         8. Issue senior securities as defined in the Act except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with restrictions described above.

         9. Make loans of money or securities, except: (a) by the purchase of publicly distributed debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements; or (c) by lending its portfolio securities.

        10. Make short sales of securities.

        11. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

        12. Invest more than 10% of its total assets in "illiquid securities" (securities for which market quotations are not readily available), restricted securities and repurchase agreements which have a maturity of longer than seven days.

        13. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

        14. Invest for the purpose of exercising control or management of any other issuer.

    If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

    Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


    Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Futures transactions are usually effected through a broker and a commission will be charged. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. During the fiscal years ended June 30, 1996, 1997 and 1998, the Fund paid a total of $311,923, $343,521 and $484,334, respectively, in brokerage commissions.



    The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or adviser to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the Morgan Stanley Dean Witter Funds involved and the number of shares available from the public offering.


    The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Investment Manager from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

    In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes such prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

    The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the management fee paid to the Investment Manager is not reduced by any amount that may be attributable to the value of such services.


    Pursuant to an order of the Securities and Exchange Commission, the Fund may effect principal transactions in certain money market instruments with DWR. The Fund will limit its transactions with DWR to U.S. Government and Government Agency Securities, Bank Money Instruments (I.E., Certificates of Deposit and Bankers' Acceptances) and Commercial Paper. Such transactions will be effected with DWR only when the price available from DWR is better than that available from other dealers. During the fiscal years ended June 30, 1996, 1997 and 1998, the Fund did not effect any principal transactions with DWR.



    Consistent with the policy described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through DWR, Morgan Stanley & Co. Incorporated and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Trustees of the Fund, including a majority of the Trustees who are not "interested" persons of the Fund, as defined in the Act, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by the amount of any brokerage commissions it may pay to an affiliated broker or dealer. The Fund did not pay any brokerage commissions to any affiliated brokers or dealers during the fiscal years ended June 30, 1996, 1997 and 1998.



    During the fiscal year ended June 30, 1998, the Fund purchased common stock issued by Lehman Brothers Holdings, Inc. At June 30, 1998, the Fund owned common stock issued by Lehman Brothers Holdings, Inc. and Merrill Lynch & Co., Inc. with market values of $3,180,062 and $3,505,500, respectively. These issuers were among the ten brokers or the ten dealers which executed transactions for or with the Fund in the largest dollar amounts during the fiscal year ended June 30, 1998.


THE DISTRIBUTOR
--------------------------------------------------------------------------------


    As discussed in the Prospectus, shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"). The Distributor has entered into a selected dealer agreement with DWR, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into selected dealer agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW. The Trustees of the Fund, including a majority of the Trustees who are not, and were not at the time they voted, "interested persons" of the Fund, as defined in the Act (the "Independent Trustees"), approved, at their meeting held on June 30, 1997, the current Distribution Agreement appointing the Distributor exclusive distributor of the Fund's shares and providing for the Distributor to bear distribution expenses not borne by the Fund. By its terms, the Distribution Agreement had an initial term ending April 30, 1998 and will remain in effect from year to year thereafter if approved by the Trustees. At their meeting held on April 30, 1998, the Trustees of the Fund, including a majority of the Independent Trustees, approved the continuation of the Distribution Agreement until April 30, 1999.



    The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. Such expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealer representatives. The Distributor will also pay certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also will bear the costs of registering the Fund and its shares under federal securities laws and pays filing fees in accordance with state securities laws. The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act of 1933, as amended. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or any act or omission or for any losses sustained by the Fund or its shareholders.

PLAN OF DISTRIBUTION


    The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act (the "Plan") pursuant to which each Class, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the following annual rates: 0.25% and 1.0% of the average daily net assets of Class A and Class C, respectively, and, with respect to Class B, 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's Class B shares since the inception of the Fund (not including reinvestments of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the average daily net assets of Class B. The Distributor also receives the proceeds of front-end sales charges and of contingent deferred sales charges imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan (see "Purchase of Fund Shares" in the Prospectus). The Distributor has informed the Fund that it and/or DWR received (a) approximately $831,000, $1,243,000 and $1,400,000 in contingent deferred sales charges from Class B for the fiscal years ended June 30, 1996, 1997 and 1998, respectively, (b) approximately $17,900 and $8,800 in contingent deferred sales charges from Class A and Class C, respectively, for the fiscal year ended June 30, 1998, and (c) approximately $106,000 in front-end sales charges from Class A for the fiscal year ended June 30, 1998, none of which was retained by the Distributor.


    The Distributor has informed the Fund that the entire fee payable by Class A and a portion of the fees payable by each of Class B and Class C each year pursuant to the Plan equal to 0.25% of such Class's average daily net assets are currently each characterized as a "service fee" under the Rules of the Association of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an "asset-based sales charge" as such is defined by the aforementioned Rules of the Association.


    The Plan was originally adopted by a vote of the Trustees of the Fund on July 29, 1987, at a Meeting of the Trustees called for the purpose of voting on such Plan. The vote included the vote of a majority of the Trustees of the Fund who are not "interested persons" of the Fund (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plan (the "Independent 12b-1 Trustees"). DWR, as the then sole shareholder of the Fund, approved the Plan on September 21, 1987, whereupon the Plan went into effect. The Plan was approved by shareholders of the Fund at a Meeting of Shareholders on December 29, 1988.


    At their meeting held on October 30, 1992, the Trustees of the Fund, including all of the Independent 12b-1 Trustees, approved certain amendments to the Plan which took effect in January, 1993 and were designed to reflect the fact that upon an internal reorganization the share distribution activities theretofore performed for the Fund by DWR were assumed by the Distributor and DWR's sales activities are now being performed pursuant to the terms of a selected dealer agreement between the Distributor and DWR. The amendments provide that payments under the Plan will be made to the Distributor rather than to DWR as before the amendment, and that the Distributor in turn is authorized to make payments to DWR, its affiliates or other selected broker-dealers (or direct that the Fund pay such entities directly). The

Distributor is also authorized to retain part of such fee as compensation for its own distribution-related expenses. At their meeting held on April 28, 1993, the Trustees, including a majority of the Independent 12b-1 Trustees, also approved certain technical amendments to the Plan in connection with amendments adopted by the National Association of Securities Dealers, Inc. to its Rules of the Association. At their meeting held on April 14, 1994, the shareholders of the Fund approved an amendment to the Plan to permit payments to be made under the Plan with respect to distribution expenses incurred in connection with the distribution of shares of an investment company whose assets are acquired by the Fund in a tax-free reorganization. At their meeting held on June 30, 1997, the Trustees, including a majority of the Independent 12b-1 Trustees, approved amendments to the Plan to reflect the multiple-class structure for the Fund, which took effect on July 28, 1997.


    Under the Plan and as required by Rule 12b-1, the Trustees will receive and review promptly after the end of each fiscal quarter a written report provided by the Distributor of the amounts expended by the Distributor under the Plan and the purpose for which such expenditures were made. Class B shares of the Fund accrued amounts payable to the Distributor under the Plan, during the fiscal year ended June 30, 1998, of $11,880,753. This amount is equal to 0.78% of the average daily net assets of Class B for the fiscal year and was calculated pursuant to clause (a) of the compensation formula under the Plan. This amount is treated by the Fund as an expense in the year it is accrued. For the fiscal period July 28, 1997 through June 30, 1998, Class A and Class C shares of the Fund accrued payments under the Plan amounting to $25,684 and $46,410, respectively, which amounts are equal to 0.25% and 1.0% of the average daily net assets of Class A and Class C, respectively, for such period.


    The Plan was adopted in order to permit the implementation of the Fund's method of distribution. Under this distribution method the Fund offers four Classes of shares, each with a different distribution arrangement as set forth in the Prospectus.


    With respect to Class A shares, DWR compensates its Financial Advisors by paying them, from proceeds of the front-end sales charge, commissions for the sale of Class A shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value of the respective accounts for which they are the Financial Advisors or dealers of record in all cases. On orders of $1 million or more (for which no sales charge was paid) or net asset value purchases by employer-sponsored 401(k) and other plans qualified under Section 401(a) of the Internal Revenue Code ("Qualified Retirement Plans") for which Morgan Stanley Dean Witter Trust FSB ("MSDW Trust") serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, the Investment Manager compensates DWR's Financial Advisors by paying them, from its own funds, a gross sales credit of 1.0% of the amount sold.



    With respect to Class B shares, DWR compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value (not including reinvested dividends or distributions) of the amount sold in all cases. In the case of Class B shares purchased on or after July 28, 1997 by Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, DWR compensates its Financial Advisors by paying them, from its own funds, a gross sales credit of 3.0% of the amount sold.



    With respect to Class C shares, DWR compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.0% of the amount sold and an annual residual commission, currently a residual of up to 1.0% of the current value of the respective accounts for which they are the Financial Advisors of record.



    With respect to Class D shares other than shares held by participants in the MSDW Advisors mutual fund asset allocation program, the Investment Manager compensates DWR's Financial Advisors by paying them, from its own funds, commissions for the sale of Class D shares, currently a gross sales credit of up to 1.0% of the amount sold. There is a chargeback of 100% of the amount paid if the Class D shares are redeemed in the first year and a chargeback of 50% of the amount paid if the Class D shares are redeemed in the second year after purchase. The Investment Manager also compensates DWR's Financial Advisors by paying them, from its own funds, an annual residual commission, currently a residual of up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record (not including accounts of participants in the MSDW Advisors mutual fund asset allocation program).



    The gross sales credit is a charge which reflects commissions paid by DWR to its Financial Advisors and DWR's Fund associated-distribution-related expenses, including sales compensation and overhead and other branch office distribution-related expenses including: (a) the expenses of operating DWR's branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies; (b) the costs of client sales seminars; (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares; and (d) other expenses relating to branch promotion of Fund share sales. The distribution fee that the Distributor receives from the Fund under the Plan, in effect, offsets distribution expenses incurred on behalf of the Fund and, in the case of Class B shares, opportunity costs, such as the gross sales credit and an assumed interest charge thereon ("carrying charge"). In the Distributor's reporting of the distribution expenses to the Fund, in the case of Class B shares, such assumed interest (computed at the "broker's call rate") has been calculated on the gross sales credit as it is reduced by amounts received by the Distributor under the Plan and any contingent deferred sales charges received by the Distributor upon redemption of shares of the Fund. No other interest charge is included as a distribution expense in the Distributor's calculation of distribution costs for this purpose. The broker's call rate is the interest rate charged to securities brokers on loans secured by exchange-listed securities.



    The Fund is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of the Fund's Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of Class A, and 1.0%, in the case of Class C, of the average net assets of the respective Class during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealer representatives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing the service fee (for Class A) or a gross sales credit or a residual to Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealer representatives (for Class
C) may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by the Fund, the Distributor will provide and the Trustees will review a quarterly budget of projected distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees will determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's Class A and Class C shares.



    Each Class paid 100% of the amounts accrued under the Plan for the fiscal year ended June 30, 1998 to the Distributor. The Distributor and DWR estimate that they have spent, pursuant to the Plan, $115,238,142 on behalf of Class B since the inception of the Plan. It is estimated that this amount was spent in approximately the following ways: (i) 4.83% ($5,570,257) -- advertising and promotional expenses; (ii) 0.20% ($235,523) -- printing of prospectuses for distribution to other than current shareholders; and (iii) 94.97% ($109,432,362) -- other expenses, including the gross sales credit and the carrying charge, of which 11.39% ($12,461,686) represents carrying charges, 25.17% ($27,546,353) represents commission credits to DWR branch offices and other selected broker-dealers for payments of commissions to Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealer representatives, 37.51% ($41,045,163) represents overhead and other branch office distribution-related expenses, and 25.93% ($28,379,160) represents excess distribution expenses of Dean Witter Equity Income Trust, the net assets of which were combined with those of the Fund on April 18, 1994 pursuant to an Agreement and Plan of Reorganization. The amounts accrued by Class A and Class C for distribution during the fiscal period July 28, 1997 through June 30, 1998 were for expenses which relate to compensation of sales personnel and associated overhead expenses.



    In the case of Class B shares, at any given time the expenses in distributing shares of the Fund may be more or less than the total of (i) the payments made by the Fund pursuant to the Plan and (ii) the proceeds of contingent deferred sales charges paid by investors upon redemption of shares. The Distributor has advised the Fund that in the case of Class B shares such excess amount, including the carrying charge designed to approximate the opportunity costs incurred by DWR which arise from it having advanced monies without having received the amount of any sales charges imposed at the time of sale of the Fund's Class B shares, totalled $65,044,670 as of June 30, 1998. Of this amount, $28,379,160 represents excess distribution expenses of Dean Witter Equity Income Trust, the net assets of which, as noted above, have been combined with those of the Fund. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses with respect to Class B shares or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay distribution expenses in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or contingent deferred sales charges, may or may not be recovered through future distribution fees or contingent deferred sales charges.



    No interested person of the Fund, nor any Trustee of the Fund who is not an interested person of the Fund, as defined in the Act, had any direct or indirect financial interest in the operation of the Plan except to the extent that the Distributor, MSDW Advisors, MSDW Services, DWR or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.



    Under its terms, the Plan had an initial term ending April 30, 1988 and will continue from year to year thereafter, provided such continuance is approved annually by a vote of the Trustees in the manner described above. The most recent continuation of the Plan for one year, until April 30, 1999, was approved by the Trustees of the Fund, including all of the Independent 12b-1 Trustees, at a meeting held on April 30, 1998. Prior to approving the continuation of the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan; and
(3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Trustees of the Fund, including each of the Independent 12b-1 Trustees, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.


    The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the affected Class or Classes of the Fund, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent 12b-1 Trustees.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

    As stated in the Prospectus, short-term securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees. Other short-term debt securities will be valued on a mark-to-market basis until such time as they reach a remaining maturity of sixty days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees. Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine such price does not reflect their market value, in which case they will be valued at their fair value as determined by the Trustees. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

    The net asset value per share for each Class of shares of the Fund is determined once daily at 4:00 p.m., New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time), on each day that the New York Stock Exchange is open. The New York Stock Exchange currently observes the following holidays: New Year's Day, Reverend Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

PURCHASE OF FUND SHARES
--------------------------------------------------------------------------------

    As discussed in the Prospectus, the Fund offers four Classes of shares as follows:

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

    Class A shares are sold to investors with an initial sales charge that declines to zero for larger purchases; however, Class A shares sold without an initial sales charge are subject to a contingent deferred sales charge ("CDSC") of 1.0% if redeemed within one year of purchase, except in the circumstances discussed in the Prospectus.


    RIGHT OF ACCUMULATION. As discussed in the Prospectus, investors may combine the current value of shares purchased in separate transactions for purposes of benefitting from the reduced sales charges available for purchases of shares of the Fund totalling at least $25,000 in net asset value. For example, if any person or entity who qualifies for this privilege holds Class A shares of the Fund and/or other Morgan Stanley Dean Witter Funds that are multiple-class funds ("Morgan Stanley Dean Witter Multi-Class Funds") or shares of other Dean Witter Funds sold with a front-end sales charge purchased at a price including a front-end sales charge having a current value of $5,000, and purchases $20,000 of additional shares of the Fund, the sales charge applicable to the $20,000 purchase would be 4.75% of the offering price.



    The Distributor must be notified by the selected broker-dealer or the shareholder at the time a purchase order is placed that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing by the selected broker-dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such notification is not furnished at the time of the order; or (b) a review of the records of the Distributor or Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent") fails to confirm the investor's represented holdings.

    LETTER OF INTENT. As discussed in the Prospectus, reduced sales charges are available to investors who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of Class A shares of the Fund from the Distributor or from a single Selected Broker-Dealer.

    A Letter of Intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a thirteen-month period. Each purchase of Class A shares made during the period will receive the reduced sales commission applicable to the amount represented by the goal, as if it were a single purchase. A number of shares equal in value to 5% of the dollar amount of the Letter of Intent will be held in escrow by the Transfer Agent, in the name of the shareholder. The initial purchase under a Letter of Intent must be equal to at least 5% of the stated investment goal.

    The Letter of Intent does not obligate the investor to purchase, nor the Fund to sell, the indicated amount. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor is authorized by the shareholder to liquidate a sufficient number of his or her escrowed shares to obtain such difference.


    If the goal is exceeded and purchases pass the next sales charge level, the sales charge on the entire amount of the purchase that results in passing that level and on subsequent purchases will be subject to further reduced sales charges in the same manner as set forth above under "Right of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. For the purpose of determining whether the investor is entitled to a further reduced sales charge applicable to purchases at or above a sales charge level which exceeds the stated goal of a Letter of Intent, the cumulative current net asset value of any shares owned by the investor in any other Morgan Stanley Dean Witter Funds held by the shareholder which were previously purchased at a price including a front-end sales charge (including shares of the Fund and other Morgan Stanley Dean Witter Funds acquired in exchange for those shares, and including in each case shares acquired through reinvestment of dividends and distributions) will be added to the cost or net asset value of shares of the Fund owned by the investor. However, shares of "Exchange Funds" (see "Shareholder Services--Exchange Privilege") and the purchase of shares of other Morgan Stanley Dean Witter Funds will not be included in determining whether the stated goal of a Letter of Intent has been reached.


    At any time while a Letter of Intent is in effect, a shareholder may, by written notice to the Distributor, increase the amount of the stated goal. In that event, only shares purchased during the previous 90-day period and still owned by the shareholder will be included in the new sales charge reduction. The 5% escrow and minimum purchase requirements will be applicable to the new stated goal. Investors electing to purchase shares of the Fund pursuant to a Letter of Intent should carefully read such Letter of Intent.

CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES


    Class B shares are sold without an initial sales charge but are subject to a CDSC payable upon most redemptions within six years after purchase. As stated in the Prospectus, a CDSC will be imposed on any redemption by an investor if after such redemption the current value of the investor's Class B shares of the Fund is less than the dollar amount of all payments by the shareholder for the purchase of Class B shares during the preceding six years (or, in the case of shares held by certain Qualified Retirement Plans, three years). However, no CDSC will be imposed to the extent that the net asset value of the shares redeemed does not exceed: (a) the current net asset value of shares purchased more than six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) prior to the redemption, plus (b) the current net asset value of shares purchased through reinvestment of dividends or distributions of the Fund or another Morgan Stanley Dean Witter Fund (see "Shareholder Services-- Targeted Dividends"), plus (c) the current net asset value of shares acquired in exchange for (i) shares of Morgan Stanley Dean Witter front-end sales charge funds, or (ii) shares of other Morgan Stanley Dean Witter Funds for which shares of front-end sales charge funds have been exchanged (see "Shareholder

Services--Exchange Privilege"), plus (d) increases in the net asset value of the investor's shares above the total amount of payments for the purchase of Fund shares made during the preceding six (three) years. The CDSC will be paid to the Distributor.


    In determining the applicability of the CDSC to each redemption, the amount which represents an increase in the net asset value of the investor's shares above the amount of the total payments for the purchase of shares within the last six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) will be redeemed first. In the event the redemption amount exceeds such increase in value, the next portion of the amount redeemed will be the amount which represents the net asset value of the investor's shares purchased more than six (three) years prior to the redemption and/or shares purchased through reinvestment of dividends or distributions and/or shares acquired in exchange for shares of Morgan Stanley Dean Witter front-end sales charge funds, or for shares of other Morgan Stanley Dean Witter Funds for which shares of front-end sales charge funds have been exchanged. A portion of the amount redeemed which exceeds an amount which represents both such increase in value and the value of shares purchased more than six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) prior to the redemption and/or shares purchased through reinvestment of dividends or distributions and/or shares acquired in the above-described exchanges will be subject to a CDSC.


    The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares of the Fund until the time of redemption of such shares. For purposes of determining the number of years from the time of any payment for the purchase of shares, all payments made during a month will be aggregated and deemed to have been made on the last day of the month. The following table sets forth the rates of the CDSC applicable to most Class B shares of the Fund:

                                        YEAR SINCE
                                         PURCHASE                                            CDSC AS A PERCENTAGE OF
                                       PAYMENT MADE                                              AMOUNT REDEEMED
------------------------------------------------------------------------------------------  --------------------------
First.....................................................................................               5.0%
Second....................................................................................               4.0%
Third.....................................................................................               3.0%
Fourth....................................................................................               2.0%
Fifth.....................................................................................               2.0%
Sixth.....................................................................................               1.0%
Seventh and thereafter....................................................................             None


    The following table sets forth the rates of the CDSC applicable to Class B shares of the Fund purchased on or after July 28, 1997 by Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement:


                                        YEAR SINCE
                                         PURCHASE                                            CDSC AS A PERCENTAGE OF
                                       PAYMENT MADE                                              AMOUNT REDEEMED
------------------------------------------------------------------------------------------  --------------------------
First.....................................................................................               2.0%
Second....................................................................................               2.0%
Third.....................................................................................               1.0%
Fourth and thereafter.....................................................................             None


    In determining the rate of the CDSC, it will be assumed that a redemption is made of shares held by the investor for the longest period of time within the applicable six-year or three-year period. This will result in any such CDSC being imposed at the lowest possible rate. The CDSC will be imposed, in accordance with the table shown above, on any redemptions within six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) of purchase which are in excess of these amounts and which redemptions do not qualify for waiver of the CDSC, as described in the Prospectus.

LEVEL LOAD ALTERNATIVE--CLASS C SHARES

    Class C shares are sold without a sales charge but are subject to a CDSC of 1.0% on most redemptions made within one year after purchase, except in the circumstances discussed in the Prospectus.

NO LOAD ALTERNATIVE--CLASS D SHARES

    Class D shares are offered without any sales charge on purchase or redemption. Class D shares are offered only to those persons meeting the qualifications set forth in the Prospectus.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

    Upon the purchase of shares of the Fund, a Shareholder Investment Account is opened for the investor on the books of the Fund and maintained by the Transfer Agent. This is an open account in which shares owned by the investor are credited by the Transfer Agent in lieu of issuance of a share certificate. If a share certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the account at any time. There is no charge to the investor for issuance of a certificate. Whenever a shareholder-instituted transaction takes place in the Shareholder Investment Account, the shareholder will be mailed a confirmation of the transaction from the Fund or from DWR or other selected broker-dealer.


    AUTOMATIC INVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. As stated in the Prospectus, all income dividends and capital gains distributions are automatically paid in full and fractional shares of the applicable Class of the Fund, unless the shareholder requests that they be paid in cash. Each purchase of shares of the Fund is made upon the condition that the Transfer Agent is thereby automatically appointed as agent of the investor to receive all dividends and capital gains distributions on shares owned by the investor. Such dividends and distributions will be paid, at the net asset value per share, in shares of the applicable Class of the Fund (or in cash if the shareholder so requests) as of the close of business on the record date. At any time an investor may request the Transfer Agent, in writing, to have subsequent dividends and/or capital gains distributions paid to him or her in cash rather than shares. To assure sufficient time to process the change, such request should be received by the Transfer Agent at least five business days prior to the record date of the dividend or distribution. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payments will be made to the Distributor, which will be forwarded to the shareholder, upon the receipt of proper instructions. It has been and remains the Fund's policy and practice that, if checks for dividends or distributions paid in cash remain uncashed, no interest will accrue on amounts represented by such uncashed checks.



    TARGETED DIVIDENDS.-SM- In states where it is legally permissible, shareholders may also have all income dividends and capital gains distributions automatically invested in shares of any class of a Morgan Stanley Dean Witter Fund other than Morgan Stanley Dean Witter Value-Added Market Series or in another Class of Morgan Stanley Dean Witter Value-Added Market Series. Such investment will be made as described above for automatic investment in shares of the Fund, at the net asset value per share of the selected Morgan Stanley Dean Witter Fund as of the close of business on the payment date of the dividend or distribution and will begin to earn dividends, if any, in the selected Morgan Stanley Dean Witter Fund the next business day. To participate in the Targeted Dividends program, shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other selected broker-dealer representative or the Transfer Agent. Shareholders of the Fund must be shareholders of the selected Class of the Morgan Stanley Dean Witter Fund targeted to receive investments from dividends at the time they enter the Targeted Dividends program. Investors should review the prospectus of the targeted Morgan Stanley Dean Witter Fund before entering the program.

    EASYINVEST.-SM- Shareholders may subscribe to EasyInvest, an automatic purchase plan which provides for any amount from $100 to $5,000 to be transferred automatically from a checking or savings account or following redemption of shares of a Morgan Stanley Dean Witter money market fund, on a semi-monthly, monthly or quarterly basis, to the Transfer Agent for investment in shares of the Fund. Shares purchased through EasyInvest will be added to the shareholder's existing account at the net asset value calculated the same business day the transfer of funds is effected (subject to any applicable sales charges). Shares of the Morgan Stanley Dean Witter money market funds redeemed in connection with EasyInvest are redeemed on the business day preceding the transfer of funds. For further information or to subscribe to EasyInvest, shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other selected broker-dealer representative or the Transfer Agent.


    INVESTMENT OF DIVIDENDS OR DISTRIBUTIONS RECEIVED IN CASH. As discussed in the Prospectus, any shareholder who receives a cash payment representing a dividend or distribution may invest such dividend or distribution in shares of the applicable Class at net asset value, without the imposition of a CDSC upon redemption, by returning the check or the proceeds to the Transfer Agent within thirty days after the payment date. If the shareholder returns the proceeds of a dividend or distribution, such funds must be accompanied by a signed statement indicating that the proceeds constitute a dividend or distribution to be invested. Such investment will be made at the net asset value per share next determined after receipt of the check or proceeds by the Transfer Agent.

    SYSTEMATIC WITHDRAWAL PLAN. As discussed in the Prospectus, a systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders who own or purchase shares of the Fund having a minimum value of $10,000 based upon the then current net asset value. The Withdrawal Plan provides for monthly or quarterly (March, June, September and December) checks in any dollar amount, not less than $25, or in any whole percentage of the account balance, on an annualized basis. Any applicable CDSC will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Fund Shares" in the Prospectus). Therefore, any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC ) to the shareholder will be the designated monthly or quarterly amount.

    The Transfer Agent acts as agent for the shareholder in tendering to the Fund for redemption sufficient full and fractional shares to provide the amount of the periodic withdrawal payment designated in the application. The shares will be redeemed at their net asset value determined, at the shareholder's option, on the tenth or twenty-fifth day (or next following business day) of the relevant month or quarter and normally a check for the proceeds will be mailed by the Transfer Agent, or amounts credited to a shareholder's DWR or other selected broker-dealer brokerage account, within five business days after the date of redemption. The Withdrawal Plan may be terminated at any time by the Fund.

    Withdrawal Plan payments should not be considered as dividends, yields or income. If periodic withdrawal plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

    Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Although the shareholder may make additional investments of $2,500 or more under the Withdrawal Plan, withdrawals made concurrently with purchases of additional shares may be inadvisable because of sales charges which may be applicable to purchases or redemptions of shares (see "Purchase of Fund Shares").


    Any shareholder who wishes to have payments under the Withdrawal Plan made to a third party or sent to an address other than the one listed on the account must send complete written instructions to the Transfer Agent to enroll in the Withdrawal Plan. The shareholder's signature on such instructions must be guaranteed by an eligible guarantor acceptable to the Transfer Agent (shareholders should contact the Transfer Agent for a determination as to whether a particular institution is such an eligible guarantor). A shareholder may, at any time, change the amount and interval of withdrawal payments through his or her Morgan Stanley Dean Witter Financial Advisor or other selected broker-dealer representative or by written notification to the Transfer Agent. In addition, the party and/or the address to which checks are mailed may be changed by written notification to the Transfer Agent, with signature guarantees required in the manner described above. The shareholder may also terminate the Withdrawal Plan at any time by written notice to the Transfer Agent. In the event of such termination, the account will be continued as a regular shareholder investment account. The shareholder may also redeem all or part of the shares held in the Withdrawal Plan account (see "Redemptions and Repurchases" in the Prospectus) at any time. Shareholders wishing to enroll in the Withdrawal Plan should contact their Morgan Stanley Dean Witter Financial Advisor or other selected broker-dealer representative or the Transfer Agent.



    DIRECT INVESTMENTS THROUGH TRANSFER AGENT. As discussed in the Prospectus, shareholders may make additional investments in any Class of shares of the Fund for which they qualify at any time by sending a check in any amount, not less than $100, payable to Morgan Stanley Dean Witter Value-Added Market Series, and indicating the selected Class, directly to the Fund's Transfer Agent. In the case of Class A shares, after deduction of any applicable sales charge, the balance will be applied to the purchase of Fund shares, and, in the case of shares of the other Classes, the entire amount will be applied to the purchase of Fund shares, at the net asset value per share next computed after receipt of the check or purchase payment by the Transfer Agent. The shares so purchased will be credited to the investor's account.


EXCHANGE PRIVILEGE


    As discussed in the Prospectus, the Fund makes available to its shareholders an Exchange Privilege whereby shareholders of each Class of the Fund may exchange their shares for shares of the same Class of shares of any other Morgan Stanley Dean Witter Multi-Class Fund without the imposition of any exchange fee. Shares may also be exchanged for shares of the following Funds: Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust, Morgan Stanley Dean Witter Limited Term Municipal Trust, Morgan Stanley Dean Witter Short-Term Bond Fund and five Morgan Stanley Dean Witter Funds which are money market funds (the foregoing eight funds are hereinafter referred to as the "Exchange Funds"). Class A shares may also be exchanged for shares of Morgan Stanley Dean Witter Multi-State Municipal Series Trust and Morgan Stanley Dean Witter Hawaii Municipal Trust, which are Morgan Stanley Dean Witter Funds sold with a front-end sales charge ("FSC Funds"). Class B shares may also be exchanged for shares of Morgan Stanley Dean Witter Global Short-Term Income Fund Inc. ("Global Short-Term"), which is a Morgan Stanley Dean Witter Fund offered with a CDSC. Exchanges may be made after the shares of the fund acquired by purchase (not by exchange or dividend reinvestment) have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a capital gain or loss.


    Any new account established through the Exchange Privilege will have the same registration and cash dividend or dividend reinvestment plan as the present account, unless the Transfer Agent receives written notification to the contrary. For telephone exchanges, the exact registration of the existing account and the account number must be provided.

    Any shares held in certificate form cannot be exchanged but must be forwarded to the Transfer Agent and deposited into the shareholder's account before being eligible for exchange. (Certificates mailed in for deposit should not be endorsed.)


    As described below, and in the Prospectus under the caption "Purchase of Fund Shares," a CDSC may be imposed upon a redemption, depending on a number of factors, including the number of years from the time of purchase until the time of redemption or exchange ("holding period"). When shares of a Morgan Stanley Dean Witter Multi-Class Fund or Global Short-Term are exchanged for shares of an Exchange Fund, the exchange is executed at no charge to the shareholder, without the imposition of the CDSC at the time of the exchange. During the period of time the shareholder remains in the Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired), the holding period or "year since purchase payment made" is frozen. When shares are redeemed out of the Exchange Fund, they will be subject to a CDSC which would be based upon the period of time the shareholder held shares in a Morgan Stanley Dean Witter Multi-Class Fund or in Global Short-Term. However, in the case of shares exchanged into an Exchange Fund on or after April 23, 1990, upon a redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the Exchange Fund 12b-1 distribution fees, if any, incurred on or after that date which are attributable to those shares. Shareholders acquiring shares of an Exchange Fund pursuant to this exchange privilege may exchange those shares back into a Morgan Stanley Dean Witter Multi-Class Fund or Global Short-Term from the Exchange Fund, with no charge being imposed on such exchange. The holding period previously frozen when shares were first exchanged for shares of the Exchange Fund resumes on the last day of the month in which shares of a Morgan Stanley Dean Witter Multi-Class Fund or of Global Short-Term are reacquired. A CDSC is imposed only upon an ultimate redemption, based upon the time (calculated as described above) the shareholder was invested in a Morgan Stanley Dean Witter Multi-Class Fund or in Global Short-Term. In the case of exchanges of Class A shares which are subject to a CDSC, the holding period also includes the time (calculated as described above) the shareholder was invested in a FSC Fund.



    When shares initially purchased in a Morgan Stanley Dean Witter Multi-Class Fund or in Global Short-Term are exchanged for shares of a Morgan Stanley Dean Witter Multi-Class Fund, shares of Global Short-Term, shares of a FSC Fund, or shares of an Exchange Fund, the date of purchase of the shares of the fund exchanged into, for purposes of the CDSC upon redemption, will be the last day of the month in which the shares being exchanged were originally purchased. In allocating the purchase payments between funds for purposes of the CDSC, the amount which represents the current net asset value of shares at the time of the exchange which were (i) purchased more than one, three or six years (depending on the CDSC schedule applicable to the shares) prior to the exchange, (ii) originally acquired through reinvestment of dividends or distributions and (iii) acquired in exchange for shares of FSC Funds, or for shares of other Morgan Stanley Dean Witter Funds for which shares of FSC Funds have been exchanged (all such shares called "Free Shares"), will be exchanged first. After an exchange, all dividends earned on shares in an Exchange Fund will be considered Free Shares. If the exchanged amount exceeds the value of such Free Shares, an exchange is made, on a block-by-block basis, of non-Free Shares held for the longest period of time (except that, with respect to Class B shares, if shares held for identical periods of time but subject to different CDSC schedules are held in the same Exchange Privilege account, the shares of that block that are subject to a lower CDSC rate will be exchanged prior to the shares of that block that are subject to a higher CDSC rate). Shares equal to any appreciation in the value of non-Free Shares exchanged will be treated as Free Shares, and the amount of the purchase payments for the non-Free Shares of the fund exchanged into will be equal to the lesser of (a) the purchase payments for, or (b) the current net asset value of, the exchanged non-Free Shares. If an exchange between funds would result in exchange of only part of a particular block of non-Free Shares, then shares equal to any appreciation in the value of the block (up to the amount of the exchange) will be treated as Free Shares and exchanged first, and the purchase payment for that block will be allocated on a pro rata basis between the non-Free Shares of that block to be retained and the non-Free Shares to be exchanged. The prorated amount of such purchase payment attributable to the retained non-Free Shares will remain as the purchase payment for such shares, and the amount of purchase payment for the exchanged non-Free Shares will be equal to the lesser of (a) the prorated amount of the purchase payment for, or (b) the current net asset value of, those exchanged non-Free Shares. Based upon the procedures described in the Prospectus under the caption "Purchase of Fund Shares," any applicable CDSC will be imposed upon the ultimate redemption of shares of any fund, regardless of the number of exchanges since those shares were originally purchased.


    With respect to the redemption or repurchase of shares of the Fund, the application of proceeds to the purchase of new shares in the Fund or any other of the funds and the general administration of the Exchange Privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's selected broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any selected broker-dealer.

    The Distributor and any selected broker-dealer have authorized and appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other fund and the general administration of the Exchange Privilege. No commission or discounts will be paid to the Distributor or any selected broker-dealer for any transactions pursuant to this Exchange Privilege.


    Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. (The minimum initial investment for the Exchange Privilege account of each Class is $5,000 for Morgan Stanley Dean Witter Liquid Asset Fund Inc., Morgan Stanley Dean Witter Tax-Free Daily Income Trust, Morgan Stanley Dean Witter California Tax-Free Daily Income Trust and Morgan Stanley Dean Witter New York Municipal Money Market Trust although those funds may, at their discretion, accept initial investments of as low as $1,000. The minimum initial investment for the Exchange Privilege account of each Class is $10,000 for Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust, although that fund may, in its discretion, accept initial purchases as low as $5,000. The minimum initial investment for the Exchange Privilege account of each Class is $5,000 for Morgan Stanley Dean Witter Special Value Fund. The minimum initial investment for the Exchange Privilege account of each Class of all other Morgan Stanley Dean Witter Funds for which the Exchange Privilege is available is $1,000.) Upon exchange into an Exchange Fund, the shares of that fund will be held in a special Exchange Privilege Account separately from accounts of those shareholders who have acquired their shares directly from that fund. As a result, certain services normally available to shareholders of those funds, including the check writing feature, will not be available for funds held in that account.



    The Fund and each of the other Morgan Stanley Dean Witter Funds may limit the number of times this Exchange Privilege may be exercised by any investor within a specified period of time. Also, the Exchange Privilege may be terminated or revised at any time by the Fund and/or any of the Morgan Stanley Dean Witter Funds for which shares of the Fund have been exchanged, upon such notice as may be required by applicable regulatory agencies (presently sixty days' prior written notice for termination or material revision), provided that six months' prior written notice of termination will be given to shareholders who hold shares of Exchange Funds pursuant to this Exchange Privilege, and provided further that the Exchange Privilege may be terminated or materially revised without notice at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on that Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, (d) during any other period when the Securities and Exchange Commission by order so permits (provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist) or (e) if the Fund would be unable to invest amounts effectively in accordance with its investment objective, policies and restrictions.



    For further information regarding the Exchange Privilege, shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other selected broker-dealer representative or the Transfer Agent.


REDEMPTIONS AND REPURCHASES
--------------------------------------------------------------------------------

    REDEMPTION. As stated in the Prospectus, shares of each Class of the Fund can be redeemed for cash at any time at the net asset value per share next determined; however, such redemption proceeds will be reduced by the amount of any applicable CDSC. If shares are held in a shareholder's account without a share certificate, a written request for redemption to the Fund's Transfer Agent at P.O. Box 983, Jersey City, NJ 07303 is required. If certificates are held by the shareholder, the shares may be redeemed by surrendering the certificates with a written request for redemption. The share certificate, or an accompanying stock power, and the request for redemption, must be signed by the shareholder or shareholders exactly as the shares are registered. Each request for redemption, whether or not accompanied by a share certificate, must be sent to the Fund's Transfer Agent, which will redeem the shares at their net asset value next computed (see "Purchase of Fund Shares" in the Prospectus) after it receives the request, and certificate, if any, in good order. Any redemption request received after such computation will be redeemed at the next determined net asset value. The term "good order" means that the share certificate, if any, and request for redemption are properly signed, accompanied by any documentation required by the Transfer Agent, and bear signature guarantees when required by the Fund or the Transfer Agent. If redemption is requested by a corporation, partnership, trust or fiduciary, the Transfer Agent may require that written evidence of authority acceptable to the Transfer Agent be submitted before such request is accepted.



    Whether certificates are held by the shareholder or shares are held in a shareholder's account, if the proceeds are to be paid to any person other than the record owner, or if the proceeds are to be paid to a corporation (other than the Distributor or a selected broker-dealer for the account of the shareholder), partnership, trust or fiduciary, or sent to the shareholder at an address other than the registered address, signatures must be guaranteed by an eligible guarantor (shareholders should contact the Transfer Agent for a determination as to whether a particular institution is such an eligible guarantor). A stock power may be obtained from any dealer or commercial bank. The Fund may change the signature guarantee requirements from time to time upon notice to shareholders, which may be by means of a new prospectus.


    REPURCHASE. As stated in the Prospectus, DWR and other selected broker-dealers are authorized to repurchase shares represented by a share certificate which is delivered to any of their offices. Shares held in a shareholder's account without a share certificate may also be repurchased by DWR and other selected broker-dealers upon the telephonic request of the shareholder. The repurchase price is the net asset value next computed after such purchase order is received by DWR or other selected broker-dealer reduced by any applicable CDSC.


    PAYMENT FOR SHARES REDEEMED OR REPURCHASED. As discussed in the Prospectus, payment for shares of any Class presented for repurchase or redemption will be made by check within seven days after receipt by the Transfer Agent of the certificate and/or written request in good order. Such payment may be postponed or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on that Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Securities and Exchange Commission by order so permits; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist. If the shares to be redeemed have recently been purchased by check, payment of the redemption proceeds may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of receipt of the check by the Transfer Agent). It has been and remains the Fund's policy and practice that, if checks for redemption proceeds remain uncashed, no interest will accrue on amounts represented by such uncashed checks. Shareholders maintaining margin accounts with DWR or another selected broker-dealer are referred to their Morgan Stanley Dean Witter Financial Advisor or other selected broker-dealer representative regarding restrictions on redemption of shares of the Fund pledged in the margin account.


    TRANSFERS OF SHARES. In the event a shareholder requests a transfer of any shares to a new registration, such shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to the CDSC or free of such charge (and with regard to the length of times shares subject to the charge have been held), any transfer involving less than all of the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred.

    REINSTATEMENT PRIVILEGE. As discussed in the Prospectus, a shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may within 35 days after the date of redemption or repurchase reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Fund in the same Class at the net asset value next determined after a reinstatement request, together with the proceeds, is received by the Transfer Agent.

    Exercise of the reinstatement privilege will not affect the federal income tax treatment of any gain or loss realized upon the redemption or repurchase, except that if the redemption or repurchase resulted in a loss and reinstatement is made in shares of the Fund, some or all of the loss, depending on the amount reinstated, will not be allowed as a deduction for federal income tax purposes, but will be applied to adjust the cost basis of the shares acquired upon reinstatement.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    As discussed in the Prospectus, the Fund will determine either to distribute or to retain all or part of any net long-term capital gains in any year for reinvestment. If any such gains are retained, the Fund will pay federal income tax thereon, and will notify shareholders that, following an election by the Fund, the shareholders will be required to include such undistributed gains in determining their taxable income and may claim their share of the tax paid by the Fund as a credit against their individual federal income tax.


    Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have been held by the Fund for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.


    Gains or losses on the Fund's transactions, if any, in futures generally are treated as 60% long-term and 40% short-term capital gains or losses. When the Fund engages in futures transactions, various tax regulations applicable to the Fund may have the effect of causing the Fund to recognize a gain or loss for tax purposes before that gain or loss is realized, or to defer recognition of a realized loss for tax purposes. Recognition, for tax purposes, of an unrealized loss may result in a lesser amount of the Fund's realized net gains being available for distribution.


    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. The Taxpayer Relief Act reduces the maximum tax rate on long-term capital gains from 28% to 20%. It also lengthens the required holding period to obtain the lower rate from more than twelve months to more than eighteen months. However, the IRS Restructuring and Reform Act of 1998 reduces the holding period requirement for the lower capital gain rate to more than twelve months for transactions occurring after January 1, 1998. The lower rates do not apply to collectibles and certain other assets. Additionally, the maximum capital gain rate for assets that are held more than five years and that are acquired after December 31, 2000 is 18%.



    The Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, realized during any fiscal year in which it distributes such income and capital gains to its shareholders. In addition, the Fund intends to distribute to its shareholders each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. Shareholders will normally have to pay federal income taxes, and any state and/or local income taxes, on the dividends and distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash. Any dividends declared in the last quarter of any calendar year which are paid in the following year prior to February 1 will be deemed received by the shareholder in the prior year.


    Any dividend or capital gains distribution received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and dividends are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized net long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment to the extent of such reduction below the shareholder's cost, but nonetheless would be fully taxable. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a dividend or distribution record date.


    Any loss realized by shareholders upon a redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains during the six-month period.



    Dividend payments will be eligible for the federal dividends received deduction available to the Fund's corporate shareholders only to the extent the aggregate dividends received by the Fund would be eligible for the deduction if the Fund were the shareholder claiming the dividends received deduction. The amount of dividends paid by the Fund which may qualify for the dividends received deduction is limited to the aggregate amount of qualifying dividends which the Fund derives from its portfolio investments which the Fund has held for a minimum period, usually 46 days within a 90-day period beginning 45 days before the ex-dividend date of each qualifying dividend. Shareholders must meet a similar holding period requirement with respect to their shares to claim the dividends received deduction with respect to any distribution of qualifying dividends. Any long-term capital gain distributions will also not be eligible for the dividends received deduction. The ability to take the dividends received deduction will also be limited in the case of a Fund shareholder which incurs or continues indebtedness which is directly attributable to its investment in the Fund.


    After the end of the year, shareholders will be sent full information on their dividends and capital gains distributions for tax purposes, including information as to the portion taxable as ordinary income, the portion taxable as long-term capital gains and the portion eligible for the dividends received deduction. To avoid being subject to a 31% federal backup withholding tax on taxable dividends, capital gains distributions and the proceeds of redemptions and repurchases, shareholders' taxpayer identification numbers must be furnished and certified as to their accuracy.


    Shareholders are urged to consult their attorneys or tax advisors regarding specific questions as to federal, state or local taxes.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


    As discussed in the Prospectus, from time to time the Fund may quote its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of the Fund's operations, if shorter than any of the foregoing. The ending redeemable value is reduced by any CDSC at the end of the one, five or ten year or other period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment, taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result. The average annual total returns of Class B for the one, five and ten year periods ended June 30, 1998 were 16.84%, 17.40% and 14.62%, respectively.

    For periods of less than one year, the Fund quotes its total return on a non-annualized basis. Accordingly, the Fund may compute its aggregate total return for each of Class A, Class C and Class D for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value by the initial $1,000 investment and subtracting 1 from the result. The ending redeemable value is reduced by any CDSC at the end of the period. Based on the foregoing calculations, the total returns for the period July 28, 1997 through June 30, 1998 were 9.92%, 14.22% and 16.27% for Class A, Class C and Class D, respectively.



    In addition to the foregoing, the Fund may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations may or may not reflect the imposition of the maximum front-end sales charge for Class A or the deduction of the CDSC for each of Class B and Class C which, if reflected, would reduce the performance quoted. For example, the average annual total returns of the Fund may be calculated in the manner described above, but without deduction for any applicable sales charge. Based on this calculation, the average annual total returns of Class B for the one, five and ten year periods ended June 30, 1998 were 21.84%, 17.61% and 14.62%, respectively.



    In addition, the Fund may compute its aggregate total return for each Class for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without the reduction for any sales charge) by the initial $1,000 investment and subtracting 1 from the result. Based on the foregoing calculation, the total returns for Class B for the one, five and ten year periods ended June 30, 1998 were 21.84%, 124.99% and 291.52%, respectively. Based on the foregoing calculations, the total returns for Class A, Class C and Class D for the period July 28, 1997 through June 30, 1998 were 16.01%, 15.22% and 16.27%, respectively.



    The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of the Fund by adding 1 to the Fund's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,475, $48,000 and $97,000 in the case of Class A (investments of $10,000, $50,000 and $100,000 adjusted for the initial sales charge) or by $10,000, $50,000 and $100,000 in the case of each of Class B, Class C and Class D, as the case may be. Investments of $10,000, $50,000 and $100,000 in each Class at inception of the Class would have grown to the following amounts at June 30, 1998:



                                                                                          INVESTMENT AT INCEPTION OF:
                                                                    INCEPTION    ---------------------------------------------
CLASS                                                                 DATE:         $10,000          $50,000        $100,000
-----------------------------------------------------------------  -----------   --------------   --------------   -----------
Class A..........................................................     7/28/97    $       10,992   $       55,685   $   112,530
Class B..........................................................     12/1/87            49,157          245,785       491,570
Class C..........................................................     7/28/97            11,522           57,610       115,220
Class D..........................................................     7/28/97            11,627           58,135       116,270


    The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by independent organizations.

DESCRIPTION OF SHARES OF THE FUND
--------------------------------------------------------------------------------


    The shareholders of the Fund are entitled to a full vote for each full share held. All of the Trustees have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund. Under certain circumstances the Trustees may be removed by action of the Trustees. The shareholders also have the right under certain circumstances to remove the Trustees. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.


    The Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances). The Trustees have not authorized any such additional series or classes of shares other than as set forth in the Prospectus.

    The Declaration of Trust further provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence, or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund's property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

    The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund shall be of unlimited duration subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders.

CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

    The Bank of New York, 90 Washington Street, New York, New York 10286 is the Custodian of the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. Such balances may, at times, be substantial.


    Morgan Stanley Dean Witter Trust FSB ("MSDW Trust"), Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311 is the Transfer Agent of the Fund's shares and Dividend Disbursing Agent for payment of dividends and distributions of Fund shares and Agent for shareholders under various investment plans described herein. MSDW Trust is an affiliate of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Manager, and of Morgan Stanley Dean Witter Distributors Inc., the Fund's Distributor. As Transfer Agent and Dividend Disbursing Agent, MSDW Trust's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services MSDW Trust receives a per shareholder account fee from the Fund.



INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------


    PricewaterhouseCoopers LLP serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.

REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

    The Fund will send to shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report containing financial statements audited by independent accountants will be sent to shareholders each year.

    The Fund's fiscal year ends on June 30. The financial statements of the Fund must be audited at least once a year by independent accountants whose selection is made annually by the Fund's Trustees.

LEGAL COUNSEL
--------------------------------------------------------------------------------

    Barry Fink, Esq., who is an officer and the General Counsel of the Investment Manager, is an officer and the General Counsel of the Fund.

EXPERTS
--------------------------------------------------------------------------------


    The annual financial statements of the Fund for the year ended June 30, 1998 included in this Statement of Additional Information and incorporated by reference in the Prospectus have been so included and incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


REGISTRATION STATEMENT
--------------------------------------------------------------------------------

    This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1998

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (99.5%)
           ADVERTISING/MARKETING SERVICES (0.6%)
  61,000   Cognizant Corp.......................................................................  $    3,843,000
  60,000   Interpublic Group of Companies, Inc..................................................       3,641,250
  62,000   Omnicom Group, Inc...................................................................       3,092,250
                                                                                                  --------------
                                                                                                      10,576,500
                                                                                                  --------------
           AEROSPACE & DEFENSE (0.8%)
  69,000   Boeing Co............................................................................       3,074,812
  72,000   General Dynamics Corp................................................................       3,348,000
  31,000   Lockheed Martin Corp.................................................................       3,282,125
  31,000   Northrop Grumman Corp................................................................       3,196,875
                                                                                                  --------------
                                                                                                      12,901,812
                                                                                                  --------------
           AGRICULTURE RELATED (0.4%)
 162,000   Archer-Daniels-Midland Co............................................................       3,138,750
  91,000   Pioneer Hi-Bred International, Inc...................................................       3,765,125
                                                                                                  --------------
                                                                                                       6,903,875
                                                                                                  --------------
           AIR FREIGHT (0.2%)
  54,000   FDX Corp.*...........................................................................       3,388,500
                                                                                                  --------------
           AIRLINES (0.8%)
  44,000   AMR Corp.*...........................................................................       3,663,000
  27,500   Delta Air Lines, Inc.................................................................       3,554,375
 123,000   Southwest Airlines Co................................................................       3,643,875
  45,000   US Airways Group Inc.*...............................................................       3,566,250
                                                                                                  --------------
                                                                                                      14,427,500
                                                                                                  --------------
           ALUMINUM (0.6%)
 118,000   Alcan Aluminium Ltd. (Canada)........................................................       3,259,750
  50,000   Aluminum Co. of America..............................................................       3,296,875
  58,000   Reynolds Metals Co...................................................................       3,244,375
                                                                                                  --------------
                                                                                                       9,801,000
                                                                                                  --------------
           AUTO PARTS - AFTER MARKET (1.5%)
 147,000   Cooper Tire & Rubber Co..............................................................       3,031,875
  63,000   Dana Corp............................................................................       3,370,500
  70,000   Echlin, Inc..........................................................................       3,434,375
  91,000   Genuine Parts Co.....................................................................       3,145,187
  50,000   Goodyear Tire & Rubber Co............................................................       3,221,875
  94,000   ITT Industries, Inc..................................................................       3,513,250
  91,000   Snap-On, Inc.........................................................................       3,298,750
  59,000   TRW, Inc.............................................................................       3,222,875
                                                                                                  --------------
                                                                                                      26,238,687
                                                                                                  --------------

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           AUTOMOBILES (0.6%)
  65,000   Chrysler Corp........................................................................  $    3,664,375
  58,000   Ford Motor Co........................................................................       3,422,000
  49,000   General Motors Corp..................................................................       3,273,812
                                                                                                  --------------
                                                                                                      10,360,187
                                                                                                  --------------
           BANKS - MONEY CENTER (1.6%)
  40,500   BankAmerica Corp.....................................................................       3,500,719
  27,000   Bankers Trust New York Corp..........................................................       3,133,687
  50,000   Chase Manhattan Corp.................................................................       3,775,000
  23,000   Citicorp.............................................................................       3,432,750
  38,000   First Chicago NBD Corp...............................................................       3,367,750
  63,000   First Union Corp.....................................................................       3,669,750
  27,000   Morgan (J.P.) & Co., Inc.............................................................       3,162,375
  46,000   NationsBank Corp.....................................................................       3,519,000
                                                                                                  --------------
                                                                                                      27,561,031
                                                                                                  --------------
           BANKS - REGIONAL (4.6%)
  56,650   Banc One Corp........................................................................       3,161,778
  56,000   Bank of New York Co., Inc............................................................       3,398,500
  64,000   BankBoston Corp......................................................................       3,560,000
  49,000   BB&T Corporation.....................................................................       3,313,625
  52,500   Comerica, Inc........................................................................       3,478,125
  57,000   Fifth Third Bancorp..................................................................       3,583,875
  44,000   Fleet Financial Group, Inc...........................................................       3,674,000
  96,000   Huntington Bancshares, Inc...........................................................       3,210,000
  89,000   KeyCorp..............................................................................       3,170,625
  52,000   Mellon Bank Corp.....................................................................       3,620,500
  63,000   Mercantile Bancorporation, Inc.......................................................       3,173,625
  50,000   National City Corp...................................................................       3,550,000
  40,000   Northern Trust Corp..................................................................       3,047,500
  87,000   Norwest Corp.........................................................................       3,251,625
  58,000   PNC Bank Corp........................................................................       3,121,125
  52,000   Republic New York Corp...............................................................       3,272,750
  50,000   State Street Corp....................................................................       3,475,000
  70,000   Summit Bancorp.*.....................................................................       3,325,000
  44,000   SunTrust Banks, Inc..................................................................       3,577,750
 137,500   Synovus Financial Corp...............................................................       3,265,625
  81,000   U.S. Bancorp.........................................................................       3,483,000
  39,000   Wachovia Corp........................................................................       3,295,500
  10,000   Wells Fargo & Co.....................................................................       3,690,000
                                                                                                  --------------
                                                                                                      77,699,528
                                                                                                  --------------
           BEVERAGES - ALCOHOLIC (0.8%)
  69,000   Anheuser-Busch Companies, Inc........................................................       3,255,937
  58,000   Brown-Forman Corp. (Class B).........................................................       3,726,500

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  96,000   Coors (Adolph) Co. (Class B).........................................................  $    3,264,000
  90,000   Seagram Co. Ltd. (Canada)............................................................       3,684,375
                                                                                                  --------------
                                                                                                      13,930,812
                                                                                                  --------------
           BEVERAGES - SOFT DRINKS (0.4%)
  42,000   Coca Cola Co.........................................................................       3,591,000
  80,000   PepsiCo, Inc.........................................................................       3,295,000
                                                                                                  --------------
                                                                                                       6,886,000
                                                                                                  --------------
           BIOTECHNOLOGY (0.2%)
  55,000   Amgen Inc.*..........................................................................       3,595,625
                                                                                                  --------------
           BROADCAST MEDIA (1.1%)
 110,000   CBS Corp.............................................................................       3,492,500
  35,000   Clear Channel Communications, Inc.*..................................................       3,819,375
  90,000   Comcast Corp. (Class A Special)......................................................       3,650,625
  85,000   MediaOne Group Inc.*.................................................................       3,734,687
 104,000   Tele-Communications, Inc. (Class A)*.................................................       3,991,000
                                                                                                  --------------
                                                                                                      18,688,187
                                                                                                  --------------
           BUILDING MATERIALS (0.6%)
  47,000   Armstrong World Industries Inc.......................................................       3,166,625
  60,000   Masco Corp...........................................................................       3,630,000
  91,000   Owens Corning........................................................................       3,713,937
                                                                                                  --------------
                                                                                                      10,510,562
                                                                                                  --------------
           CHEMICALS (1.4%)
  78,000   Air Products & Chemicals, Inc........................................................       3,120,000
  35,000   Dow Chemical Co......................................................................       3,384,062
  48,000   DuPont (E.I) de Nemours & Co., Inc...................................................       3,582,000
  51,000   Eastman Chemical Co..................................................................       3,174,750
  69,000   Praxair, Inc.........................................................................       3,230,062
  32,000   Rohm & Haas Co.......................................................................       3,326,000
  71,000   Union Carbide Corp...................................................................       3,789,625
                                                                                                  --------------
                                                                                                      23,606,499
                                                                                                  --------------
           CHEMICALS - DIVERSIFIED (1.0%)
 168,000   Engelhard Corp.......................................................................       3,402,000
  46,000   FMC Corp.*...........................................................................       3,136,625
  68,000   Goodrich (B.F.) Co...................................................................       3,374,500
  61,000   Monsanto Co..........................................................................       3,408,375
  49,000   PPG Industries, Inc..................................................................       3,408,562
                                                                                                  --------------
                                                                                                      16,730,062
                                                                                                  --------------

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           CHEMICALS - SPECIALTY (1.5%)
 111,000   Ecolab, Inc..........................................................................  $    3,441,000
 180,000   Grace (W. R.) & Co...................................................................       3,071,250
  84,000   Great Lakes Chemical Corp............................................................       3,312,750
  77,000   Hercules, Inc........................................................................       3,166,625
  70,000   International Flavors & Fragrances Inc...............................................       3,040,625
 123,000   Morton International, Inc............................................................       3,075,000
  92,000   Nalco Chemical Co....................................................................       3,231,500
  91,000   Sigma-Aldrich Corp...................................................................       3,196,375
                                                                                                  --------------
                                                                                                      25,535,125
                                                                                                  --------------
           COMMERCIAL & CONSUMER SERVICES (1.0%)
  76,000   Block (H.&R.), Inc...................................................................       3,201,500
 149,000   Cendant Corp.*.......................................................................       3,110,375
 100,000   Dun & Bradstreet Corp................................................................       3,612,500
 263,000   Laidlaw, Inc. (Canada)...............................................................       3,205,312
  80,000   Service Corp. International..........................................................       3,430,000
                                                                                                  --------------
                                                                                                      16,559,687
                                                                                                  --------------
           COMMUNICATIONS EQUIPMENT (1.8%)
 172,000   Andrew Corp.*........................................................................       3,096,000
 120,000   DSC Communications Corp.*............................................................       3,585,000
 135,000   General Instrument Corp.*............................................................       3,670,312
  77,000   Harris Corp..........................................................................       3,440,937
  44,000   Lucent Technologies, Inc.............................................................       3,660,250
  58,000   Motorola, Inc........................................................................       3,048,625
  58,000   Northern Telecom Ltd. (Canada).......................................................       3,291,500
 143,000   Scientific-Atlanta, Inc..............................................................       3,628,625
  51,000   Tellabs, Inc.*.......................................................................       3,649,687
                                                                                                  --------------
                                                                                                      31,070,936
                                                                                                  --------------
           COMPUTER - NETWORKING (1.0%)
 104,000   3Com Corp.*..........................................................................       3,191,500
  65,000   Ascend Communications, Inc.*.........................................................       3,217,500
 113,000   Bay Networks, Inc.*..................................................................       3,644,250
 254,000   Cabletron Systems, Inc.*.............................................................       3,413,125
  40,000   Cisco Systems, Inc.*.................................................................       3,682,500
                                                                                                  --------------
                                                                                                      17,148,875
                                                                                                  --------------
           COMPUTER HARDWARE (1.8%)
 128,000   Apple Computer, Inc.*................................................................       3,672,000
 136,000   COMPAQ Computer Corp.................................................................       3,859,000
 213,000   Data General Corp.*..................................................................       3,181,687
  38,000   Dell Computer Corp.*.................................................................       3,524,500
  67,000   Gateway 2000, Inc.*..................................................................       3,391,875
  54,000   Hewlett-Packard Co...................................................................       3,233,250

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  31,000   International Business Machines Corp.................................................  $    3,559,187
 256,900   Silicon Graphics, Inc.*..............................................................       3,114,912
  78,000   Sun Microsystems, Inc.*..............................................................       3,388,125
                                                                                                  --------------
                                                                                                      30,924,536
                                                                                                  --------------
           COMPUTER SOFTWARE & SERVICES (2.0%)
  75,000   Adobe Systems, Inc...................................................................       3,182,812
  82,000   Autodesk, Inc........................................................................       3,151,875
  60,000   Computer Associates International, Inc...............................................       3,333,750
  58,000   Computer Sciences Corp.*.............................................................       3,712,000
 110,000   HBO & Co.............................................................................       3,877,500
  34,000   Microsoft Corp.*.....................................................................       3,684,750
 295,000   Novell, Inc.*........................................................................       3,761,250
 128,000   Oracle Corp.*........................................................................       3,136,000
 116,000   Parametric Technology Corp.*.........................................................       3,139,250
 129,000   Unisys Corp.*........................................................................       3,644,250
                                                                                                  --------------
                                                                                                      34,623,437
                                                                                                  --------------
           COMPUTERS - PERIPHERAL EQUIPMENT (0.4%)
  78,000   EMC Corp.*...........................................................................       3,495,375
 144,000   Seagate Technology, Inc.*............................................................       3,429,000
                                                                                                  --------------
                                                                                                       6,924,375
                                                                                                  --------------
           COMPUTERS - SYSTEMS (0.2%)
  48,000   Shared Medical Systems Corp..........................................................       3,525,000
                                                                                                  --------------
           CONSUMER - NONCYCLICAL (0.4%)
  73,000   American Greetings Corp. (Class A)...................................................       3,718,437
 134,000   Jostens, Inc.........................................................................       3,232,750
                                                                                                  --------------
                                                                                                       6,951,187
                                                                                                  --------------
           CONTAINERS - METAL & GLASS (0.6%)
  91,000   Ball Corp............................................................................       3,657,062
  68,000   Crown Cork & Seal Co., Inc...........................................................       3,230,000
  81,000   Owens-Illinois, Inc.*................................................................       3,624,750
                                                                                                  --------------
                                                                                                      10,511,812
                                                                                                  --------------
           CONTAINERS - PAPER (0.8%)
  80,000   Bemis Company, Inc...................................................................       3,270,000
 247,000   Stone Container Corp.................................................................       3,859,375
  60,000   Temple-Inland, Inc...................................................................       3,232,500
  63,000   Union Camp Corp......................................................................       3,126,375
                                                                                                  --------------
                                                                                                      13,488,250
                                                                                                  --------------

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           DATA PROCESSING (0.8%)
  49,000   Automatic Data Processing, Inc.......................................................  $    3,570,875
  62,000   Ceridian Corp.*......................................................................       3,642,500
  92,000   Equifax, Inc.........................................................................       3,340,750
 103,000   First Data Corp......................................................................       3,431,187
                                                                                                  --------------
                                                                                                      13,985,312
                                                                                                  --------------
           DISTRIBUTORS - FOOD & HEALTH (0.6%)
  38,000   Cardinal Health, Inc.................................................................       3,562,500
  74,500   Supervalu, Inc.......................................................................       3,305,937
 140,000   Sysco Corp...........................................................................       3,587,500
                                                                                                  --------------
                                                                                                      10,455,937
                                                                                                  --------------
           ELECTRICAL EQUIPMENT (1.5%)
  90,000   AMP, Inc.............................................................................       3,093,750
  53,000   Emerson Electric Co..................................................................       3,199,875
  40,000   General Electric Co..................................................................       3,640,000
  87,000   General Signal Corp..................................................................       3,132,000
  43,000   Honeywell, Inc.......................................................................       3,593,187
 102,000   Raychem Corp.........................................................................       3,015,375
  67,000   Rockwell International Corp..........................................................       3,220,187
  66,000   Thomas & Betts Corp..................................................................       3,250,500
                                                                                                  --------------
                                                                                                      26,144,874
                                                                                                  --------------
           ELECTRONIC COMPONENTS (0.2%)
  64,000   Grainger (W.W.), Inc.................................................................       3,188,000
                                                                                                  --------------
           ELECTRONICS - DEFENSE (0.2%)
  56,000   Raytheon Co. (Class B)...............................................................       3,311,000
                                                                                                  --------------
           ELECTRONICS - INSTRUMENTATION (0.6%)
 122,600   EG & G, Inc..........................................................................       3,678,000
  53,000   Perkin-Elmer Corp....................................................................       3,295,937
  86,000   Tektronix, Inc.......................................................................       3,042,250
                                                                                                  --------------
                                                                                                      10,016,187
                                                                                                  --------------
           ELECTRONICS - SEMICONDUCTORS (1.1%)
 180,000   Advanced Micro Devices, Inc.*........................................................       3,071,250
  44,000   Intel Corp...........................................................................       3,258,750
 139,000   LSI Logic Corp.*.....................................................................       3,205,687
 127,000   Micron Technology, Inc.*.............................................................       3,151,187
 227,000   National Semiconductor Corp.*........................................................       2,993,562
  62,000   Texas Instruments, Inc...............................................................       3,615,375
                                                                                                  --------------
                                                                                                      19,295,811
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           ENGINEERING & CONSTRUCTION (0.6%)
  73,000   Fluor Corp...........................................................................  $    3,723,000
 148,000   Foster Wheeler Corp..................................................................       3,172,750
  88,000   McDermott International, Inc.........................................................       3,030,500
                                                                                                  --------------
                                                                                                       9,926,250
                                                                                                  --------------
           ENTERTAINMENT (0.8%)
 126,000   King World Productions Inc.*.........................................................       3,213,000
  44,000   Time Warner, Inc.....................................................................       3,759,250
  60,000   Viacom, Inc. (Class B)*..............................................................       3,495,000
  32,000   Walt Disney Co.......................................................................       3,362,000
                                                                                                  --------------
                                                                                                      13,829,250
                                                                                                  --------------
           FINANCE - CONSUMER (1.2%)
  23,000   Beneficial Corp......................................................................       3,523,312
  70,000   Countrywide Credit Industries, Inc...................................................       3,552,500
  82,000   Green Tree Financial Corp............................................................       3,510,625
  62,000   Household International, Inc.........................................................       3,084,500
  99,000   MBNA Corp............................................................................       3,267,000
  47,000   Providian Financial Corp.............................................................       3,692,437
                                                                                                  --------------
                                                                                                      20,630,374
                                                                                                  --------------
           FINANCE - DIVERSIFIED (1.9%)
  33,000   American Express Co..................................................................       3,762,000
  52,000   American General Corp................................................................       3,701,750
  42,000   Associates First Capital Corp. (Class A).............................................       3,228,750
  56,000   Fannie Mae...........................................................................       3,402,000
  75,000   Freddie Mac..........................................................................       3,529,687
  49,000   MBIA Inc.............................................................................       3,668,875
  56,000   MGIC Investment Corp.................................................................       3,195,500
  41,000   Morgan Stanley Dean Witter & Co. (Note 4)............................................       3,746,375
  63,000   SunAmerica Inc.......................................................................       3,618,562
                                                                                                  --------------
                                                                                                      31,853,499
                                                                                                  --------------
           FOODS (2.4%)
  60,000   BestFoods............................................................................       3,483,750
  60,000   Campbell Soup Co.....................................................................       3,187,500
 102,000   ConAgra, Inc.........................................................................       3,232,125
  46,000   General Mills, Inc...................................................................       3,145,250
  62,000   Heinz (H.J.) Co......................................................................       3,479,750
  51,000   Hershey Foods Corp...................................................................       3,519,000
  83,000   Kellogg Co...........................................................................       3,117,687
  58,000   Quaker Oats Company (The)............................................................       3,186,375
  31,000   Ralston-Ralston Purina Group.........................................................       3,621,187

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  56,000   Sara Lee Corp........................................................................  $    3,132,500
  44,000   Unilever NV (ADR) (Netherlands)......................................................       3,473,250
  35,000   Wrigley (Wm.) Jr. Co. (Class A)......................................................       3,430,000
                                                                                                  --------------
                                                                                                      40,008,374
                                                                                                  --------------
           FOOTWEAR (0.4%)
  74,000   Nike, Inc. (Class B).................................................................       3,602,875
 117,000   Reebok International Ltd. (United Kingdom)*..........................................       3,239,437
                                                                                                  --------------
                                                                                                       6,842,312
                                                                                                  --------------
           GAMING, LOTTERY, & PARI-MUTUEL COMPANIES (0.4%)
 147,000   Harrah's Entertainment, Inc.*........................................................       3,417,750
 146,000   Mirage Resorts, Inc.*................................................................       3,111,625
                                                                                                  --------------
                                                                                                       6,529,375
                                                                                                  --------------
           GOLD & PRECIOUS METALS MINING (1.0%)
 171,000   Barrick Gold Corp. (Canada)..........................................................       3,281,062
 574,700   Battle Mountain Gold Co..............................................................       3,412,281
 340,000   Homestake Mining Co..................................................................       3,527,500
 137,000   Newmont Mining Corp..................................................................       3,236,625
 291,000   Placer Dome Inc. (Canada)............................................................       3,419,250
                                                                                                  --------------
                                                                                                      16,876,718
                                                                                                  --------------
           HARDWARE & TOOLS (0.4%)
  60,000   Black & Decker Corp..................................................................       3,660,000
  76,000   Stanley Works........................................................................       3,158,750
                                                                                                  --------------
                                                                                                       6,818,750
                                                                                                  --------------
           HEALTHCARE - DIVERSIFIED (1.5%)
  85,000   Abbott Laboratories..................................................................       3,474,375
  79,000   Allergan, Inc........................................................................       3,663,625
  69,000   American Home Products Corp..........................................................       3,570,750
  31,000   Bristol-Myers Squibb Co..............................................................       3,563,062
  47,000   Johnson & Johnson....................................................................       3,466,250
 104,000   Mallinckrodt Group, Inc..............................................................       3,087,500
  54,000   Warner-Lambert Co....................................................................       3,746,250
                                                                                                  --------------
                                                                                                      24,571,812
                                                                                                  --------------
           HEALTHCARE - DRUGS (1.1%)
  53,000   Lilly (Eli) & Co.....................................................................       3,501,312
  27,000   Merck & Co., Inc.....................................................................       3,611,250
  33,000   Pfizer, Inc..........................................................................       3,586,687

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  79,000   Pharmacia & Upjohn, Inc..............................................................  $    3,643,875
  39,000   Schering-Plough Corp.................................................................       3,573,375
                                                                                                  --------------
                                                                                                      17,916,499
                                                                                                  --------------
           HEALTHCARE - HMOS (0.4%)
 117,000   Humana, Inc.*........................................................................       3,648,937
  55,000   United Healthcare Corp...............................................................       3,492,500
                                                                                                  --------------
                                                                                                       7,141,437
                                                                                                  --------------
           HEALTHCARE - LONG TERM (0.4%)
 115,000   Healthsouth Corp.*...................................................................       3,069,062
  91,000   Manor Care, Inc......................................................................       3,497,812
                                                                                                  --------------
                                                                                                       6,566,874
                                                                                                  --------------
           HEALTHCARE - SPECIALIZED SERVICES (0.2%)
  80,000   ALZA Corp. (Class A)*................................................................       3,460,000
                                                                                                  --------------
           HEAVY DUTY TRUCKS & PARTS (0.6%)
  58,000   Cummins Engine Co., Inc..............................................................       2,972,500
 113,000   Navistar International Corp.*........................................................       3,262,875
  61,000   PACCAR, Inc..........................................................................       3,175,812
                                                                                                  --------------
                                                                                                       9,411,187
                                                                                                  --------------
           HOME BUILDING (0.8%)
  91,000   Centex Corp..........................................................................       3,435,250
  81,000   Fleetwood Enterprises, Inc...........................................................       3,240,000
 110,000   Kaufman & Broad Home Corp............................................................       3,492,500
 119,000   Pulte Corp...........................................................................       3,555,125
                                                                                                  --------------
                                                                                                      13,722,875
                                                                                                  --------------
           HOSPITAL MANAGEMENT (0.4%)
 107,000   Columbia/HCA Healthcare Corp.........................................................       3,116,375
 105,000   Tenet Healthcare Corp.*..............................................................       3,281,250
                                                                                                  --------------
                                                                                                       6,397,625
                                                                                                  --------------
           HOUSEHOLD FURNISHINGS & APPLIANCES (0.4%)
  70,000   Maytag Corp..........................................................................       3,456,250
  53,000   Whirlpool Corp.......................................................................       3,643,750
                                                                                                  --------------
                                                                                                       7,100,000
                                                                                                  --------------
           HOUSEHOLD PRODUCTS - NON-DURABLE (1.0%)
  38,000   Clorox Co............................................................................       3,624,250
  39,000   Colgate-Palmolive Co.................................................................       3,432,000
  76,000   Fort James Corp......................................................................       3,382,000
  69,000   Kimberly-Clark Corp..................................................................       3,165,375
  39,000   Procter & Gamble Co..................................................................       3,551,437
                                                                                                  --------------
                                                                                                      17,155,062
                                                                                                  --------------

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           HOUSEWARES (0.8%)
  93,000   Fortune Brands, Inc..................................................................  $    3,574,687
  73,000   Newell Co............................................................................       3,636,312
 109,000   Rubbermaid, Inc......................................................................       3,617,437
 118,000   Tupperware Corp......................................................................       3,318,750
                                                                                                  --------------
                                                                                                      14,147,186
                                                                                                  --------------
           INSURANCE BROKERS (0.4%)
  51,000   Aon Corp.............................................................................       3,582,750
  58,500   Marsh & McLennan Cos., Inc...........................................................       3,535,594
                                                                                                  --------------
                                                                                                       7,118,344
                                                                                                  --------------
           INVESTMENT BANKING/BROKERAGE (0.6%)
  41,000   Lehman Brothers Holdings, Inc........................................................       3,180,062
  38,000   Merrill Lynch & Co., Inc.............................................................       3,505,500
 105,000   Schwab (Charles) Corp................................................................       3,412,500
                                                                                                  --------------
                                                                                                      10,098,062
                                                                                                  --------------
           INVESTMENT COMPANIES (0.2%)
  57,000   Franklin Resources, Inc..............................................................       3,078,000
                                                                                                  --------------
           LEISURE TIME - PRODUCTS (0.6%)
 129,700   Brunswick Corp.......................................................................       3,210,075
  94,000   Hasbro, Inc..........................................................................       3,695,375
  83,000   Mattel, Inc..........................................................................       3,511,938
                                                                                                  --------------
                                                                                                      10,417,388
                                                                                                  --------------
           LIFE & HEALTH INSURANCE (1.2%)
  42,000   Aetna Inc............................................................................       3,197,250
  65,000   Conseco, Inc.........................................................................       3,038,750
  57,750   Jefferson-Pilot Corp.................................................................       3,345,891
  75,000   Torchmark Corp.......................................................................       3,431,250
  29,000   Transamerica Corp....................................................................       3,338,625
  60,000   UNUM Corp............................................................................       3,330,000
                                                                                                  --------------
                                                                                                      19,681,766
                                                                                                  --------------
           LODGING - HOTELS (0.4%)
 103,000   Hilton Hotels Corp...................................................................       2,935,500
 102,000   Marriott International , Inc.........................................................       3,302,250
                                                                                                  --------------
                                                                                                       6,237,750
                                                                                                  --------------
           MACHINERY - DIVERSIFIED (1.9%)
  65,000   Case Corp............................................................................       3,136,250
  60,000   Caterpillar, Inc.....................................................................       3,172,500
 129,000   Cincinnati Milacron, Inc.............................................................       3,136,313
  58,000   Cooper Industries, Inc...............................................................       3,186,375
  60,000   Deere & Co...........................................................................       3,172,500
  92,000   Dover Corp...........................................................................       3,151,000
 114,000   Harnischfeger Industries, Inc........................................................       3,227,625

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  74,500   Ingersoll-Rand Co....................................................................  $    3,282,656
  25,000   NACCO Industries, Inc. (Class A).....................................................       3,231,250
 100,000   Timken Co............................................................................       3,081,250
                                                                                                  --------------
                                                                                                      31,777,719
                                                                                                  --------------
           MANUFACTURING - DIVERSIFIED (2.7%)
  56,000   Aeroquip-Vickers, Inc................................................................       3,269,000
  76,000   AlliedSignal, Inc....................................................................       3,372,500
  92,000   Corning, Inc.........................................................................       3,197,000
  69,000   Crane Co.............................................................................       3,350,813
  40,000   Eaton Corp...........................................................................       3,110,000
  54,000   Illinois Tool Works Inc..............................................................       3,601,125
  61,000   Johnson Controls, Inc................................................................       3,488,438
  38,000   Minnesota Mining & Manufacturing Co..................................................       3,123,125
  61,000   National Service Industries, Inc.....................................................       3,103,375
  82,000   Tenneco, Inc.........................................................................       3,121,125
  45,600   Textron, Inc.........................................................................       3,268,950
  91,400   Thermo Electron Corp.*...............................................................       3,124,738
  58,000   Tyco International Ltd. (Bermuda)....................................................       3,654,000
  40,000   United Technologies Corp.............................................................       3,700,000
                                                                                                  --------------
                                                                                                      46,484,189
                                                                                                  --------------
           MANUFACTURING - SPECIALIZED (1.2%)
  69,000   Avery Dennison Corp..................................................................       3,708,750
  85,000   Briggs & Stratton Corp...............................................................       3,182,188
 116,000   Millipore Corp.......................................................................       3,161,000
 148,000   Pall Corp............................................................................       3,034,000
  82,700   Parker-Hannifin Corp.................................................................       3,152,938
  87,000   Sealed Air Corp.*....................................................................       3,197,250
                                                                                                  --------------
                                                                                                      19,436,126
                                                                                                  --------------
           MEDICAL PRODUCTS & SUPPLIES (2.1%)
  95,000   Bard (C.R.), Inc.....................................................................       3,615,938
  72,000   Bausch & Lomb, Inc...................................................................       3,609,000
  59,000   Baxter International, Inc............................................................       3,174,938
  47,000   Becton, Dickinson & Co...............................................................       3,648,375
 112,000   Biomet, Inc..........................................................................       3,696,000
  52,000   Boston Scientific Corp.*.............................................................       3,724,500
  50,000   Guidant Corp.........................................................................       3,565,625
  58,000   Medtronic, Inc.......................................................................       3,697,500
  93,000   St. Jude Medical, Inc.*..............................................................       3,423,563
  80,400   United States Surgical Corp..........................................................       3,668,250
                                                                                                  --------------
                                                                                                      35,823,689
                                                                                                  --------------

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           METALS & MINING (0.9%)
 147,000   ASARCO, Inc..........................................................................  $    3,270,750
 229,000   Cyprus Amax Minerals Co..............................................................       3,034,250
 200,000   Freeport-McMoran Copper & Gold, Inc. (Class B).......................................       3,037,500
 232,000   Inco Ltd. (Canada)...................................................................       3,161,000
  56,000   Phelps Dodge Corp....................................................................       3,202,500
                                                                                                  --------------
                                                                                                      15,706,000
                                                                                                  --------------
           MULTI-LINE INSURANCE (1.3%)
  25,000   American International Group, Inc....................................................       3,650,000
  51,000   CIGNA Corp...........................................................................       3,519,000
  33,000   Hartford Financial Services Group Inc................................................       3,774,375
  41,000   Lincoln National Corp................................................................       3,746,375
  36,000   Loews Corp...........................................................................       3,136,500
  59,000   Travelers Group, Inc.................................................................       3,576,875
                                                                                                  --------------
                                                                                                      21,403,125
                                                                                                  --------------
           NATURAL GAS (2.3%)
  50,000   Coastal Corp.........................................................................       3,490,625
  61,500   Columbia Gas System, Inc.............................................................       3,420,938
  59,000   Consolidated Natural Gas Co..........................................................       3,473,625
  80,000   Eastern Enterprises..................................................................       3,430,000
  71,000   Enron Corp...........................................................................       3,838,438
  79,000   NICOR, Inc...........................................................................       3,169,875
  83,000   ONEOK, Inc...........................................................................       3,309,625
  89,000   Peoples Energy Corp..................................................................       3,437,625
 126,319   Sempra Energy*.......................................................................       3,505,358
  83,000   Sonat, Inc...........................................................................       3,205,875
 113,000   Williams Companies, Inc..............................................................       3,813,750
                                                                                                  --------------
                                                                                                      38,095,734
                                                                                                  --------------
           OFFICE EQUIPMENT & SUPPLIES (0.4%)
 235,000   Moore Corp. Ltd. (Canada)............................................................       3,113,750
  70,000   Pitney Bowes, Inc....................................................................       3,368,750
                                                                                                  --------------
                                                                                                       6,482,500
                                                                                                  --------------
           OIL & GAS - EXPLORATION & PRODUCTION (1.1%)
  52,000   Anardarko Petroleum Corp.............................................................       3,493,750
 100,000   Apache Corp..........................................................................       3,150,000
  77,000   Burlington Resources, Inc............................................................       3,315,813
  56,000   Kerr-McGee Corp......................................................................       3,241,000
 142,000   Oryx Energy Co.*.....................................................................       3,141,750
 176,000   Union Pacific Resources Group, Inc...................................................       3,091,000
                                                                                                  --------------
                                                                                                      19,433,313
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           OIL & GAS - REFINING & MARKETING (0.4%)
  62,300   Ashland, Inc.........................................................................  $    3,216,238
  80,000   Sun Co., Inc.........................................................................       3,105,000
                                                                                                  --------------
                                                                                                       6,321,238
                                                                                                  --------------
           OIL & GAS DRILLING (1.3%)
  92,000   Baker Hughes, Inc....................................................................       3,179,750
  73,000   Dresser Industries, Inc..............................................................       3,216,563
  73,000   Halliburton Co.......................................................................       3,253,063
 139,000   Helmerich & Payne, Inc...............................................................       3,092,750
 163,000   Rowan Companies, Inc.*...............................................................       3,168,313
  47,000   Schlumberger Ltd.....................................................................       3,210,688
  42,000   Western Atlas, Inc.*.................................................................       3,564,750
                                                                                                  --------------
                                                                                                      22,685,877
                                                                                                  --------------
           OIL INTEGRATED - DOMESTIC (1.3%)
  61,000   Amerada Hess Corp....................................................................       3,313,063
  41,000   Atlantic Richfield Co................................................................       3,203,125
 117,000   Occidental Petroleum Corp............................................................       3,159,000
  61,200   Pennzoil Co..........................................................................       3,098,250
  64,000   Phillips Petroleum Co................................................................       3,084,000
  88,000   Unocal Corp..........................................................................       3,146,000
  92,000   USX-Marathon Group...................................................................       3,156,750
                                                                                                  --------------
                                                                                                      22,160,188
                                                                                                  --------------
           OIL INTEGRATED - INTERNATIONAL (1.1%)
  74,000   Amoco Corp...........................................................................       3,080,250
  40,000   Chevron Corp.........................................................................       3,322,500
  48,000   Exxon Corp...........................................................................       3,423,000
  41,000   Mobil Corp...........................................................................       3,141,625
  56,000   Royal Dutch Petroleum Co. (ADR) (Netherlands)........................................       3,069,500
  58,000   Texaco, Inc..........................................................................       3,461,875
                                                                                                  --------------
                                                                                                      19,498,750
                                                                                                  --------------
           PAPER & FOREST PRODUCTS (1.9%)
  99,000   Boise Cascade Corp...................................................................       3,242,250
  66,000   Champion International Corp..........................................................       3,246,375
  57,000   Georgia-Pacific Corp.................................................................       3,359,438
  72,000   International Paper Co...............................................................       3,096,000
 167,000   Louisiana-Pacific Corp...............................................................       3,047,750
 100,000   Mead Corp............................................................................       3,175,000
  75,000   Potlatch Corp........................................................................       3,150,000
 112,000   Westvaco Corp........................................................................       3,164,000
  68,000   Weyerhaeuser Co......................................................................       3,140,750
 104,000   Willamette Industries, Inc...........................................................       3,328,000
                                                                                                  --------------
                                                                                                      31,949,563
                                                                                                  --------------

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           PERSONAL CARE (0.6%)
 107,000   Alberto-Culver Co. (Class B).........................................................  $    3,103,000
  45,000   Avon Products, Inc...................................................................       3,487,500
  58,000   Gillette Co..........................................................................       3,287,875
                                                                                                  --------------
                                                                                                       9,878,375
                                                                                                  --------------
           PHOTOGRAPHY/IMAGING (0.8%)
  52,000   Eastman Kodak Co.....................................................................       3,799,250
 208,000   Ikon Office Solutions, Inc...........................................................       3,029,000
  86,000   Polaroid Corp........................................................................       3,058,375
  35,000   Xerox Corp...........................................................................       3,556,875
                                                                                                  --------------
                                                                                                      13,443,500
                                                                                                  --------------
           PROPERTY - CASUALTY INSURANCE (1.4%)
  35,000   Allstate Corp........................................................................       3,204,688
  42,000   Chubb Corp...........................................................................       3,375,750
  81,000   Cincinnati Financial Corp............................................................       3,128,625
  14,500   General Re Corp......................................................................       3,675,750
  24,000   Progressive Corp.....................................................................       3,384,000
  66,000   SAFECO Corp..........................................................................       2,994,750
  91,000   St. Paul Companies, Inc..............................................................       3,827,688
                                                                                                  --------------
                                                                                                      23,591,251
                                                                                                  --------------
           PUBLISHING (0.8%)
  61,000   Dow Jones & Co., Inc.................................................................       3,400,750
  44,000   McGraw-Hill, Inc.....................................................................       3,588,750
  82,000   Meredith Corp........................................................................       3,848,875
  50,500   Times Mirror Co. (Class A)...........................................................       3,175,188
                                                                                                  --------------
                                                                                                      14,013,563
                                                                                                  --------------
           PUBLISHING - NEWSPAPER (0.8%)
  51,000   Gannett Co., Inc.....................................................................       3,624,188
  57,000   Knight-Ridder Newspapers, Inc........................................................       3,138,563
  47,000   New York Times Co. (Class A).........................................................       3,724,750
  52,000   Tribune Co...........................................................................       3,578,250
                                                                                                  --------------
                                                                                                      14,065,751
                                                                                                  --------------
           RAILROADS (0.8%)
  32,000   Burlington Northern Santa Fe Corp....................................................       3,142,000
  70,000   CSX Corp.............................................................................       3,185,000
 108,000   Norfolk Southern Corp................................................................       3,219,750
  73,000   Union Pacific Corp...................................................................       3,221,125
                                                                                                  --------------
                                                                                                      12,767,875
                                                                                                  --------------
           RESTAURANTS (0.8%)
 225,000   Darden Restaurants, Inc..............................................................       3,571,875
  51,000   McDonald's Corp......................................................................       3,519,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
 107,000   TRICON Global Restaurants, Inc.*.....................................................  $    3,390,563
 151,000   Wendy's International, Inc...........................................................       3,548,500
                                                                                                  --------------
                                                                                                      14,029,938
                                                                                                  --------------
           RETAIL - BUILDING SUPPLIES (0.6%)
  43,000   Home Depot, Inc......................................................................       3,571,688
  84,000   Lowe's Companies, Inc................................................................       3,407,250
 106,000   Sherwin-Williams Co..................................................................       3,511,250
                                                                                                  --------------
                                                                                                      10,490,188
                                                                                                  --------------
           RETAIL - COMPUTERS & ELECTRONICS (0.4%)
  78,000   Circuit City Stores, Inc.............................................................       3,656,250
  69,000   Tandy Corp...........................................................................       3,661,313
                                                                                                  --------------
                                                                                                       7,317,563
                                                                                                  --------------
           RETAIL - DEPARTMENT STORES (1.5%)
  88,000   Dillard's, Inc. (Class A)............................................................       3,646,500
  67,000   Federated Department Stores, Inc.*...................................................       3,605,438
  59,000   Harcourt General, Inc................................................................       3,510,500
  55,000   May Department Stores Co.............................................................       3,602,500
  45,000   Mercantile Stores Co., Inc...........................................................       3,552,188
  48,000   Nordstrom, Inc.......................................................................       3,705,000
  48,500   Penney (J.C.) Co., Inc...............................................................       3,507,156
                                                                                                  --------------
                                                                                                      25,129,282
                                                                                                  --------------
           RETAIL - DRUG STORES (0.8%)
  93,000   CVS Corp.............................................................................       3,621,188
 109,000   Longs Drug Stores Corp...............................................................       3,147,375
  97,000   Rite Aid Corp........................................................................       3,643,563
  88,000   Walgreen Co..........................................................................       3,635,500
                                                                                                  --------------
                                                                                                      14,047,626
                                                                                                  --------------
           RETAIL - FOOD CHAINS (1.3%)
  69,000   Albertson's, Inc.....................................................................       3,575,063
 139,000   American Stores Co...................................................................       3,362,063
  88,000   Giant Food, Inc. (Class A)...........................................................       3,789,500
 106,000   Great Atlantic & Pacific Tea Co., Inc................................................       3,504,625
  82,000   Kroger Co.*..........................................................................       3,515,750
  73,000   Winn-Dixie Stores, Inc...............................................................       3,736,688
                                                                                                  --------------
                                                                                                      21,483,689
                                                                                                  --------------
           RETAIL - GENERAL MERCHANDISE (1.0%)
  57,000   Costco Companies, Inc.*..............................................................       3,594,563
  73,000   Dayton Hudson Corp...................................................................       3,540,500

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
 184,000   Kmart Corp.*.........................................................................  $    3,542,000
  58,000   Sears, Roebuck & Co..................................................................       3,541,625
  59,000   Wal-Mart Stores, Inc.................................................................       3,584,250
                                                                                                  --------------
                                                                                                      17,802,938
                                                                                                  --------------
           RETAIL - SPECIALTY (0.9%)
 105,000   AutoZone, Inc.*......................................................................       3,353,438
  85,000   Consolidated Stores Corp.*...........................................................       3,081,250
 166,000   Pep Boys-Manny, Moe & Jack...........................................................       3,143,625
 137,000   Toys 'R' Us, Inc.*...................................................................       3,228,063
 170,000   Venator Group, Inc*..................................................................       3,251,250
                                                                                                  --------------
                                                                                                      16,057,626
                                                                                                  --------------
           RETAIL - SPECIALTY APPAREL (0.6%)
  60,000   Gap, Inc. (The)......................................................................       3,697,500
 109,000   Limited (The), Inc...................................................................       3,610,625
 144,000   TJX Companies, Inc...................................................................       3,474,000
                                                                                                  --------------
                                                                                                      10,782,125
                                                                                                  --------------
           SAVINGS & LOAN COMPANIES (0.6%)
  45,000   Ahmanson (H.F.) & Co.................................................................       3,195,000
  33,000   Golden West Financial Corp...........................................................       3,508,313
  78,000   Washington Mutual, Inc...............................................................       3,383,250
                                                                                                  --------------
                                                                                                      10,086,563
                                                                                                  --------------
           SEMICONDUCTOR EQUIPMENT (0.4%)
 103,000   Applied Materials, Inc.*.............................................................       3,038,500
 113,000   KLA-Tencor Corp.*....................................................................       3,128,688
                                                                                                  --------------
                                                                                                       6,167,188
                                                                                                  --------------
           SPECIALTY PRINTING (0.4%)
  96,000   Deluxe Corp..........................................................................       3,438,000
  80,000   Donnelley (R.R.) & Sons Co...........................................................       3,660,000
                                                                                                  --------------
                                                                                                       7,098,000
                                                                                                  --------------
           STEEL & IRON (1.4%)
 141,000   Allegheny Teledyne Inc...............................................................       3,225,375
 567,000   Armco, Inc.*.........................................................................       3,614,625
 257,000   Bethlehem Steel Corp.*...............................................................       3,196,438
 129,000   Inland Steel Industries, Inc.........................................................       3,636,188
  69,000   Nucor Corp...........................................................................       3,174,000
 101,000   USX-U.S. Steel Group, Inc............................................................       3,333,000
 210,000   Worthington Industries, Inc..........................................................       3,150,000
                                                                                                  --------------
                                                                                                      23,329,626
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1998, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           TELECOMMUNICATIONS - CELLULAR/WIRELESS (0.4%)
  62,000   AirTouch Communications, Inc.*.......................................................  $    3,623,125
 121,000   Nextel Communications, Inc. (Class A)*...............................................       3,002,313
                                                                                                  --------------
                                                                                                       6,625,438
                                                                                                  --------------
           TELECOMMUNICATIONS - LONG DISTANCE (0.8%)
  55,000   AT&T Corp............................................................................       3,141,875
  62,000   MCI Communications Corp..............................................................       3,599,875
  49,000   Sprint Corp..........................................................................       3,454,500
  76,000   WorldCom, Inc.*......................................................................       3,671,750
                                                                                                  --------------
                                                                                                      13,868,000
                                                                                                  --------------
           TELEPHONES (1.6%)
  76,000   Alltel Corp..........................................................................       3,534,000
  76,000   Ameritech Corp.......................................................................       3,410,500
  70,000   Bell Atlantic Corp...................................................................       3,193,750
  51,000   BellSouth Corp.......................................................................       3,423,375
 111,000   Frontier Corp........................................................................       3,496,500
  62,000   GTE Corp.............................................................................       3,448,750
  82,000   SBC Communications, Inc..............................................................       3,280,000
  67,813   U.S. West, Inc.......................................................................       3,187,208
                                                                                                  --------------
                                                                                                      26,974,083
                                                                                                  --------------
           TEXTILES & APPAREL (0.8%)
 108,000   Fruit of the Loom, Inc. (Class A)*...................................................       3,584,250
  65,000   Liz Claiborne, Inc...................................................................       3,396,250
 118,000   Russell Corp.........................................................................       3,562,125
  65,000   VF Corp..............................................................................       3,347,500
                                                                                                  --------------
                                                                                                      13,890,125
                                                                                                  --------------
           TEXTILES - HOME FURNISHINGS (0.2%)
  66,000   Springs Industries, Inc. (Class A)...................................................       3,044,250
                                                                                                  --------------
           TOBACCO (0.4%)
  85,000   Philip Morris Companies, Inc.........................................................       3,346,875
 119,000   UST, Inc.............................................................................       3,213,000
                                                                                                  --------------
                                                                                                       6,559,875
                                                                                                  --------------
           TRUCKERS (0.2%)
  97,200   Ryder System, Inc....................................................................       3,067,875
                                                                                                  --------------
           UTILITIES - ELECTRIC (5.1%)
  81,000   Ameren Corp..........................................................................       3,219,750
  68,000   American Electric Power Co., Inc.....................................................       3,085,500
 100,000   Baltimore Gas & Electric Co..........................................................       3,106,250
  75,000   Carolina Power & Light Co............................................................       3,253,125

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
 119,000   Central & South West Corp............................................................  $    3,198,125
  91,000   CINergy Corp.........................................................................       3,185,000
  77,000   Consolidated Edison, Inc.............................................................       3,546,813
  79,000   Dominion Resources, Inc..............................................................       3,219,250
  90,000   DTE Energy Co........................................................................       3,633,750
  56,000   Duke Power Co........................................................................       3,318,000
 116,000   Edison International.................................................................       3,429,250
 126,000   Entergy Corp.........................................................................       3,622,500
 110,000   FirstEnergy Corp.....................................................................       3,382,500
  52,000   FPL Group, Inc.......................................................................       3,276,000
  84,000   GPU, Inc.............................................................................       3,176,250
 120,000   Houston Industries, Inc..............................................................       3,705,000
 245,000   Niagara Mohawk Power Corp.*..........................................................       3,659,688
 115,000   Northern States Power Co.............................................................       3,291,875
 143,000   PacifiCorp...........................................................................       3,235,375
 126,000   PECO Energy Co.......................................................................       3,677,625
 105,000   PG & E Corp..........................................................................       3,314,063
 138,000   PP&L Resources, Inc..................................................................       3,130,875
  98,500   Public Service Enterprise Group, Inc.................................................       3,392,094
 121,000   Southern Co..........................................................................       3,350,188
  76,000   Texas Utilities Co...................................................................       3,163,500
 104,100   Unicom Corp..........................................................................       3,650,006
                                                                                                  --------------
                                                                                                      87,222,352
                                                                                                  --------------
           WASTE MANAGEMENT (0.4%)
  97,000   Browning-Ferris Industries, Inc......................................................       3,370,750
 107,000   Waste Management, Inc................................................................       3,745,000
                                                                                                  --------------
                                                                                                       7,115,750
                                                                                                  --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $1,020,525,772) (A)....................................................   99.5 %   1,692,211,903

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................................    0.5         7,912,850
                                                                                          ------  ---------------

NET ASSETS..............................................................................  100.0 % $ 1,700,124,753
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $699,688,454 and the aggregate gross unrealized depreciation is $28,002,323, resulting in net unrealized appreciation of $671,686,131.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998

ASSETS:
Investments in securities, at value
  (identified cost $1,020,525,772)..........................................................  $1,692,211,903
Cash........................................................................................          26,254
Receivable for:
    Investments sold........................................................................      24,435,123
    Dividends...............................................................................       1,864,974
    Shares of beneficial interest sold......................................................       1,847,271
Prepaid expenses and other assets...........................................................          76,914
                                                                                              --------------
     TOTAL ASSETS...........................................................................   1,720,462,439
                                                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................................................      17,384,468
    Plan of distribution fee................................................................       1,108,872
    Shares of beneficial interest repurchased...............................................         992,450
    Investment management fee...............................................................         671,572
Accrued expenses and other payables.........................................................         180,324
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      20,337,686
                                                                                              --------------
     NET ASSETS.............................................................................  $1,700,124,753
                                                                                              --------------
                                                                                              --------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $  940,922,686
Net unrealized appreciation.................................................................     671,686,131
Accumulated undistributed net investment income.............................................       3,092,922
Accumulated undistributed net realized gain.................................................      84,423,014
                                                                                              --------------
     NET ASSETS.............................................................................  $1,700,124,753
                                                                                              --------------
                                                                                              --------------
CLASS A SHARES:
Net Assets..................................................................................     $18,422,430
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         476,912
     NET ASSET VALUE PER SHARE..............................................................          $38.63
                                                                                              --------------
                                                                                              --------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................          $40.77
                                                                                              --------------
                                                                                              --------------
CLASS B SHARES:
Net Assets..................................................................................  $1,628,435,118
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................      42,252,735
     NET ASSET VALUE PER SHARE..............................................................          $38.54
                                                                                              --------------
                                                                                              --------------
CLASS C SHARES:
Net Assets..................................................................................      $8,976,712
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         233,396
     NET ASSET VALUE PER SHARE..............................................................          $38.46
                                                                                              --------------
                                                                                              --------------
CLASS D SHARES:
Net Assets..................................................................................     $44,290,493
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       1,144,749
     NET ASSET VALUE PER SHARE..............................................................          $38.69
                                                                                              --------------
                                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1998*

NET INVESTMENT INCOME:

INCOME
Dividends (net of $76,698 foreign withholding tax)............................................  $ 25,226,265
Interest......................................................................................     1,699,563
                                                                                                ------------

     TOTAL INCOME.............................................................................    26,925,828
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................        25,684
Plan of distribution fee (Class B shares).....................................................    11,880,753
Plan of distribution fee (Class C shares).....................................................        46,410
Investment management fee.....................................................................     7,209,874
Transfer agent fees and expenses..............................................................     1,294,721
S&P license fee...............................................................................       236,819
Registration fees.............................................................................       119,265
Custodian fees................................................................................        97,243
Shareholder reports and notices...............................................................        72,202
Professional fees.............................................................................        53,247
Trustees' fees and expenses...................................................................         9,884
Other.........................................................................................        13,079
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    21,059,181
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................     5,866,647
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain.............................................................................   114,426,479
Net change in unrealized appreciation.........................................................   185,461,139
                                                                                                ------------

     NET GAIN.................................................................................   299,887,618
                                                                                                ------------

NET INCREASE..................................................................................  $305,754,265
                                                                                                ------------
                                                                                                ------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR    FOR THE YEAR
                                                                                  ENDED           ENDED
                                                                              JUNE 30, 1998*  JUNE 30, 1997
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................................  $    5,866,647  $    6,882,589
Net realized gain...........................................................     114,426,479      29,310,632
Net change in unrealized appreciation.......................................     185,461,139     223,988,603
                                                                              --------------  --------------

     NET INCREASE...........................................................     305,754,265     260,181,824
                                                                              --------------  --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares..........................................................         (63,581)       --
    Class B shares..........................................................      (5,643,366)     (6,849,389)
    Class C shares..........................................................         (16,505)       --
    Class D shares..........................................................        (276,561)       --
Net realized gain
    Class A shares..........................................................        (358,348)       --
    Class B shares..........................................................     (53,722,119)    (20,247,286)
    Class C shares..........................................................        (148,997)       --
    Class D shares..........................................................      (1,403,319)       --
                                                                              --------------  --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS......................................     (61,632,796)    (27,096,675)
                                                                              --------------  --------------
Net increase from transactions in shares of beneficial interest.............      86,265,916     175,057,823
                                                                              --------------  --------------

     NET INCREASE...........................................................     330,387,385     408,142,972

NET ASSETS:
Beginning of period.........................................................   1,369,737,368     961,594,396
                                                                              --------------  --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $3,092,922 AND
    $3,226,288, RESPECTIVELY)...............................................  $1,700,124,753  $1,369,737,368
                                                                              --------------  --------------
                                                                              --------------  --------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Value-Added Market Series - Equity Portfolio (the "Fund"), formerly Dean Witter Value-Added Market Series - Equity Portfolio, is registered under the Investment Company Act of 1940, amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are included in the Standard & Poor's 500 Composite Stock Price Index. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998, CONTINUED

not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998, CONTINUED

income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.45% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.425% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion. Effective May 1, 1998 the Agreement was amended to reduce the annual rate to 0.40% of the portion of daily net assets in excess of $2 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes,

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998, CONTINUED

including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $65,044,670 at June 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended June 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended June 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $17,900, $1,399,742 and $8,814, respectively, and received $106,072 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year June 30, 1998 aggregated $339,145,308 and $277,857,482, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $173,620 and $629,964, respectively. Also included in the aforementioned are sales of common stock of Morgan Stanley Dean Witter & Co., an affiliate of the Investment Manager, of $1,840,663 as well as a realized gain of $1,275,073.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 1998, the Fund had transfer agent fees and expenses payable of $6,512.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. At June 30, 1998, the Fund had an accrued pension liability of $74,703 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 1998, CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                   FOR THE YEAR
                                                                              ENDED                          ENDED
                                                                          JUNE 30, 1998+                 JUNE 30, 1997
                                                                   ----------------------------   ----------------------------
                                                                     SHARES          AMOUNT         SHARES          AMOUNT
                                                                   -----------   --------------   -----------   --------------
CLASS A SHARES*
Sold.............................................................      566,344   $   20,580,505       --              --
Reinvestment of dividends and distributions......................       10,591          362,114       --              --
Redeemed.........................................................     (100,023)      (3,787,323)      --              --
                                                                   -----------   --------------   -----------   --------------
Net increase - Class A...........................................      476,912       17,155,296       --              --
                                                                   -----------   --------------   -----------   --------------

CLASS B SHARES
Sold.............................................................    7,625,465      274,194,911    13,005,357   $  378,425,492
Reinvestment of dividends and distributions......................    1,584,986       54,222,347       865,747       24,803,673
Redeemed.........................................................   (7,463,240)    (270,820,041)   (7,810,681)    (228,171,342)
                                                                   -----------   --------------   -----------   --------------
Net increase - Class B...........................................    1,747,211       57,597,217     6,060,423      175,057,823
                                                                   -----------   --------------   -----------   --------------

CLASS C SHARES*
Sold.............................................................      275,286       10,002,911       --              --
Reinvestment of dividends and distributions......................        4,390          150,050       --              --
Redeemed.........................................................      (46,280)      (1,694,447)      --              --
                                                                   -----------   --------------   -----------   --------------
Net increase - Class C...........................................      233,396        8,458,514       --              --
                                                                   -----------   --------------   -----------   --------------

CLASS D SHARES*
Sold.............................................................      345,098       12,600,125       --              --
Reinvestment of dividends and distributions......................       49,109        1,679,529       --              --
Redeemed.........................................................     (301,496)     (11,224,765)      --              --
                                                                   -----------   --------------   -----------   --------------
Net increase - Class D...........................................       92,711        3,054,889       --              --
                                                                   -----------   --------------   -----------   --------------
Net increase in Fund.............................................    2,550,230   $   86,265,916     6,060,423   $  175,057,823
                                                                   -----------   --------------   -----------   --------------
                                                                   -----------   --------------   -----------   --------------

------------------
+ On July 28, 1997, 1,052,038 shares representing $36,600,402 were transferred to Class D.
* For the period July 28, 1997 (issue date) through June 30, 1998.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                             FOR THE YEAR ENDED JUNE 30
                  ----------------------------------------------------------------------------------------------------------------
                   1998*++      1997       1996        1995       1994       1993        1992       1991       1990        1989
----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE
OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period.......... $    32.96  $   27.09  $   23.06  $    19.23  $   19.17  $   16.29  $    14.73  $   14.21  $   13.86  $    12.47
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Net investment
 income..........       0.13       0.17       0.18        0.19       0.14       0.14        0.17       0.20       0.23        0.24
Net realized and
 unrealized
 gain............       6.89       6.41       4.23        3.88       0.30       2.86        1.57       0.59       0.62        1.56
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Total from
 investment
 operations......       7.02       6.58       4.41        4.07       0.44       3.00        1.74       0.79       0.85        1.80
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Less dividends
 and
 distributions
 from:
   Net investment
   income........      (0.14)     (0.18)     (0.26)      (0.09)     (0.09)     (0.12)      (0.18)     (0.21)     (0.24)      (0.24)
   Net realized
   gain..........      (1.30)     (0.53)     (0.12)      (0.15)     (0.29)    --          --          (0.06)     (0.26)      (0.17)
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Total dividends
 and
 distributions...      (1.44)     (0.71)     (0.38)      (0.24)     (0.38)     (0.12)      (0.18)     (0.27)     (0.50)      (0.41)
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Net asset value,
 end of period... $    38.54  $   32.96  $   27.09  $    23.06  $   19.23  $   19.17  $    16.29  $   14.73  $   14.21  $    13.86
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

TOTAL INVESTMENT
RETURN+..........      21.84%     24.71%     19.27%      21.41%      2.26%     18.50%      11.83%      5.82%      6.17%      16.87%

RATIOS TO AVERAGE
NET ASSETS:
Expenses.........       1.36%      1.45%      1.51%       1.64%      1.68%      1.71%       1.80%      1.80%      1.80%       1.90%

Net investment
 income..........       0.35%      0.62%      0.81%       1.01%      0.86%      0.86%       1.10%      1.40%      1.90%       2.30%

SUPPLEMENTAL DATA:
Net assets, end
 of period, in
 millions........     $1,628     $1,370       $962        $642       $456       $311        $193       $139       $148         $78

Portfolio
 turnover rate...         18%        11%        10%         11%        19%         6%          9%        20%        10%         10%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                        JUNE 30, 1998++
----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 34.79
                                                                             ------
Net investment income.................................................         0.30
Net realized and unrealized gain......................................         5.07
                                                                             ------
Total from investment operations......................................         5.37
                                                                             ------
Less dividends and distributions from:
   Net investment income..............................................        (0.23)
   Net realized gain..................................................        (1.30)
                                                                             ------
Total dividends and distributions.....................................        (1.53)
                                                                             ------
Net asset value, end of period........................................      $ 38.63
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................        16.01%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.83%(2)
Net investment income.................................................         0.87%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $18,422
Portfolio turnover rate...............................................           18%

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 34.79
                                                                             ------
Net investment income.................................................         0.04
Net realized and unrealized gain......................................         5.07
                                                                             ------
Total from investment operations......................................         5.11
                                                                             ------
Less dividends and distributions from:
   Net investment income..............................................        (0.14)
   Net realized gain..................................................        (1.30)
                                                                             ------
Total dividends and distributions.....................................        (1.44)
                                                                             ------
Net asset value, end of period........................................      $ 38.46
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................        15.22%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.58%(2)
Net investment income.................................................         0.12%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $8,977
Portfolio turnover rate...............................................           18%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                        JUNE 30, 1998++
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 34.79
                                                                             ------

Net investment income.................................................         0.40
Net realized and unrealized gain......................................         5.06
                                                                             ------

Total from investment operations......................................         5.46
                                                                             ------

Less dividends and distributions from:
   Net investment income..............................................        (0.26)
   Net realized gain..................................................        (1.30)
                                                                             ------

Total dividends and distributions.....................................        (1.56)
                                                                             ------

Net asset value, end of period........................................      $ 38.69
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................        16.27%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.58%(2)

Net investment income.................................................         1.17%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $44,290

Portfolio turnover rate...............................................           18%

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET
SERIES - EQUITY PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Value-Added Market Series - Equity Portfolio (the "Fund"), formerly Dean Witter Value-Added Market Series - Equity Portfolio, at June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK
AUGUST 5, 1998

                      1998 FEDERAL TAX NOTICE (UNAUDITED)
       During the year ended June 30, 1998, the fund paid to shareholders $0.98 per share from long-term capital gains. Of this $0.98 distribution, $0.26 is taxable as 28% rate gain and $0.72 is taxable as 20% rate gain. For such period, 100% of the ordinary dividends paid qualified for the dividends received deduction available to corporations.

                 MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES
                               PART C OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     a)  FINANCIAL STATEMENTS

   (1)    Financial statements and schedules, included
          in Prospectus (Part A):
                                                                         Page in
                                                                      Prospectus
                                                                      ----------

          Financial Highlights for the years ended June 30, 1989,
          1990, 1991, 1992, 1993, 1994, 1995, 1996, 1997
          and 1998  (Class B) . . . . . . . . . . . . . . . . . . . . . .    6

          Financial Highlights for the period July 28, 1997 through
          June 30, 1998 (Class A, C, and D) . . . . . . . . . . . . . . .    7

     (2) Financial statements included in the Statement of Additional Information (Part B):

                                                                         Page in
                                                                             SAI
                                                                             ---

          Portfolio of Investments at June 30, 1998 . . . . . . . . . . .   37

          Statement of Assets and Liabilities at June 30, 1998. . . . . .   46

          Statement of Operations for the year ended June 30, 1998. . . .   47

          Statement of Changes in Net Assets for the years ended
          June 30, 1997 and June 30, 1998 . . . . . . . . . . . . . . . .   48

          Notes to Financial Statements at June 30, 1998. . . . . . . . .   49

          Financial Highlights for the years ended June 30, 1989,
          1990, 1991, 1992, 1993, 1994, 1995, 1996, 1997
          and 1998  (Class B) . . . . . . . . . . . . . . . . . . . . . .   55

          Financial Highlights for the period July 28, 1997 through
          June 30, 1998 (Class A, C, and D) . . . . . . . . . . . . . . .   56

     (3)  Financial statements included in Part C:

          None

      b) EXHIBITS

     1.   Form of Amendment to the Declaration of Trust of Registrant.

     2.   Amended and Restated By-Laws of Registrant dated October 23, 1997.

     5. Form of Amended Investment Management Agreement between Registrant and Morgan Stanley Dean Witter Advisors Inc.

     6. Form of Amended Distribution Agreement between Registrant and Morgan Stanley Dean Witter Distributors Inc.

     8. Form of Amended and Restated Transfer Agency and Service Agreement between Registrant and Morgan Stanley Dean Witter Trust FSB.

     9. Form of Amended Services Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Services Company Inc.

     11.  Consent of Independent Accountants.

     16.  Schedules for Computations of Performance Quotations.

     18.  Amended Multiple-Class Plan pursuant to Rule 18f-3.

     27.  Financial Data Schedules.

  Other.  Power of Attorney.

--------------------------------------------------------------------------------
All other exhibits were previously filed via EDGAR and are hereby incorporated by reference.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None

Item 26.  NUMBER OF HOLDERS OF SECURITIES

               (1)                               (2)
                                       Number of Record Holders
          Title of Class                   at July 31, 1998
          --------------                   ----------------

          Class A                            1,228
          Class B                           87,424
          Class C                              777
          Class D                              101


Item 27.  INDEMNIFICATION

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.


     Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

     Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal address of the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048.

     The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
(1)  Dean Witter Government Income Trust
(2)  High Income Advantage Trust
(3)  High Income Advantage Trust II
(4)  High Income Advantage Trust III
(5)  InterCapital California Insured Municipal Income Trust
(6)  InterCapital California Quality Municipal Securities
(7)  InterCapital Income Securities Inc.
(8)  InterCapital Insured California Municipal Securities
(9)  InterCapital Insured Municipal Bond Trust
(10) InterCapital Insured Municipal Income Trust
(11) InterCapital Insured Municipal Securities
(12) InterCapital Insured Municipal Trust
(13) InterCapital New York Quality Municipal Securities
(14) InterCapital Quality Municipal Income Trust
(15) InterCapital Quality Municipal Investment Trust
(16) InterCapital Quality Municipal Securities
(17) Municipal Income Opportunities Trust
(18) Municipal Income Opportunities Trust II
(19) Municipal Income Opportunities Trust III
(20) Municipal Income Trust
(21) Municipal Income Trust II
(22) Municipal Income Trust III
(23) Municipal Premium Income Trust
(24) Morgan Stanley Dean Witter Prime Income Trust

OPEN-END INVESTMENT COMPANIES
(1)  Active Assets California Tax-Free Trust
(2)  Active Assets Government Securities Trust
(3)  Active Assets Money Trust
(4)  Active Assets Tax-Free Trust
(5)  Dean Witter Global Asset Allocation Fund
(6)  Dean Witter Retirement Series
(7)  Morgan Stanley Dean Witter American Value Fund
(8)  Morgan Stanley Dean Witter Balanced Growth Fund
(9)  Morgan Stanley Dean Witter Balanced Income Fund
(10) Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(11) Morgan Stanley Dean Witter California Tax-Free Income Fund
(12) Morgan Stanley Dean Witter Capital Appreciation Fund
(13) Morgan Stanley Dean Witter Capital Growth Securities
(14) Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(15) Morgan Stanley Dean Witter Convertible Securities Trust
(16) Morgan Stanley Dean Witter Developing Growth Securities Trust
(17) Morgan Stanley Dean Witter Diversified Income Trust
(18) Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(19) Morgan Stanley Dean Witter Equity Fund
(20) Morgan Stanley Dean Witter European Growth Fund Inc.

(21) Morgan Stanley Dean Witter Federal Securities Trust
(22) Morgan Stanley Dean Witter Financial Services Trust
(23) Morgan Stanley Dean Witter Fund of Funds
(24) Morgan Stanley Dean Witter Global Dividend Growth Securities
(25) Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
(26) Morgan Stanley Dean Witter Global Utilities Fund
(27) Morgan Stanley Dean Witter Growth Fund
(28) Morgan Stanley Dean Witter Hawaii Municipal Trust
(29) Morgan Stanley Dean Witter Health Sciences Trust
(30) Morgan Stanley Dean Witter High Yield Securities Inc.
(31) Morgan Stanley Dean Witter Income Builder Fund
(32) Morgan Stanley Dean Witter Information Fund
(33) Morgan Stanley Dean Witter Intermediate Income Securities
(34) Morgan Stanley Dean Witter Intermediate Term U.S. Treasury Trust
(35) Morgan Stanley Dean Witter International SmallCap Fund
(36) Morgan Stanley Dean Witter Japan Fund
(37) Morgan Stanley Dean Witter Limited Term Municipal Trust
(38) Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(39) Morgan Stanley Dean Witter Market Leader Trust
(40) Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(41) Morgan Stanley Dean Witter Mid-Cap Growth Fund
(42) Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43) Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44) Morgan Stanley Dean Witter New York Municipal Money Market Trust
(45) Morgan Stanley Dean Witter New York Tax-Free Income Fund
(46) Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(47) Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(48) Morgan Stanley Dean Witter S&P 500 Index Fund
(49) Morgan Stanley Dean Witter S&P 500 Select Fund
(50) Morgan Stanley Dean Witter Select Dimensions Investment Series
(51) Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(52) Morgan Stanley Dean Witter Short-Term Bond Fund
(53) Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(54) Morgan Stanley Dean Witter Special Value Fund
(55) Morgan Stanley Dean Witter Strategist Fund
(56) Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(57) Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(58) Morgan Stanley Dean Witter U.S. Government Money Market Trust
(59) Morgan Stanley Dean Witter U.S. Government Securities Trust
(60) Morgan Stanley Dean Witter Utilities Fund
(61) Morgan Stanley Dean Witter Value-Added Market Series
(62) Morgan Stanley Dean Witter Variable Investment Series
(63) Morgan Stanley Dean Witter World Wide Income Trust

     The term "TCW/DW Funds" refers to the following registered investment companies:

OPEN-END INVESTMENT COMPANIES
(1)  TCW/DW Emerging Markets Opportunities Trust
(2)  TCW/DW Global Telecom Trust
(3)  TCW/DW Income and Growth Fund
(4)  TCW/DW Latin American Growth Fund

(5)  TCW/DW Mid-Cap Equity Trust
(6)  TCW/DW North American Government Income Trust
(7)  TCW/DW Small Cap Growth Fund
(8)  TCW/DW Total Return Trust

CLOSED-END INVESTMENT COMPANIES
(1)  TCW/DW Term Trust 2000
(2)  TCW/DW Term Trust 2002
(3)  TCW/DW Term Trust 2003



NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------------

Mitchell M. Merin             Chairman and Director of Morgan Stanley Dean Witter
President, Chief              Distributors Inc. ("MSDW Distributors") and Morgan
Executive Officer and         Stanley Dean Witter Trust FSB ("MSDW Trust"); President,
Director                      Chief Executive Officer and Director of Morgan Stanley
                              Dean Witter Services Company Inc. ("MSDW Services");
                              Executive Vice President and Director of Dean Witter
                              Reynolds Inc. ("DWR"); Director of SPS Transaction
                              Services, Inc. and various other Morgan Stanley Dean
                              Witter & Co. ("MSDW") subsidiaries.

Thomas C. Schneider           Executive Vice President and Chief Strategic and
Executive Vice                Administrative Officer of MSDW; Executive Vice
President and Chief           President and Chief Financial Officer of MSDW Services
Financial Officer             and MSDW Distributors; Director of DWR, MSDW Distributors
                              and MSDW.

Robert M. Scanlan             President, Chief Operating Officer and Director of MSDW
President, Chief              Services, Executive Vice President of MSDW Distributors;
Operating Officer             Executive Vice President and Director of MSDW Trust;
and Director                  Vice President of the Morgan Stanley Dean Witter Funds
                              and the TCW/DW Funds.

Joseph J. McAlinden           Vice President of the Morgan Stanley Dean Witter Funds
Executive Vice President      and Director of MSDW Trust.
and Chief Investment
Officer

Edward C. Oelsner, III
Executive Vice President



NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------------

Barry Fink                    Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,        Secretary, General Counsel and Director of MSDW
Secretary, General            Services; Senior Vice President, Assistant Secretary and
Counsel and Director          Assistant General Counsel of MSDW Distributors; Vice
                              President, Secretary and General Counsel of the Morgan
                              Stanley Dean Witter Funds and the TCW/DW Funds.

Peter M. Avelar               Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Mark Bavoso                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Richard Felegy
Senior Vice President

Edward F. Gaylor              Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Robert S. Giambrone           Senior Vice President of MSDW Services, MSDW
Senior Vice President         Distributors and MSDW Trust and Director of MSDW Trust;
                              Vice President of the Morgan Stanley Dean Witter Funds
                              and the TCW/DW Funds.

Rajesh Gupta                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Kenton J. Hinchliffe          Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Kevin Hurley                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Margaret Iannuzzi
Senior Vice President

Jenny Beth Jones              Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

John B. Kemp, III             President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny             Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Jonathan R. Page              Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.



NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------------

Ira N. Ross                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Guy G. Rutherfurd, Jr.        Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Rochelle G. Siegel            Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Jayne M. Stevlingson          Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Paul D. Vance                 Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Elizabeth A. Vetell
Senior Vice President

James F. Willison             Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Ronald J. Worobel             Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Douglas Brown
First Vice President

Thomas F. Caloia              First Vice President and Assistant Treasurer of
First Vice President          MSDW Services; Assistant Treasurer of MSDW
and Assistant                 Distributors; Treasurer and Chief Financial Officer of the
Treasurer                     Morgan Stanley Dean Witter Funds and the TCW/DW
                              Funds.

Thomas Chronert
First Vice President

Rosalie Clough
First Vice President

Marilyn K. Cranney            Assistant Secretary of DWR; First Vice President and
First Vice President          Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary       Secretary of the Morgan Stanley Dean Witter Funds and
                              the TCW/DW Funds.

Salvatore DeSteno             Vice President of MSDW Services.
First Vice President



NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------------

Michael Interrante            First Vice President and Controller of MSDW Services;
First Vice President          Assistant Treasurer of MSDW Distributors; First Vice
and Controller                President and Treasurer of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Carsten Otto                  First Vice President and Assistant Secretary of MSDW
First Vice President          Services; Assistant Secretary of the Morgan Stanley
and Assistant Secretary       Dean Witter Funds and the TCW/DW Funds.

Robert Zimmerman
First Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz
Vice President

Joseph Arcieri                Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

Frank Bruttomesso             Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan Stanley Dean
Assistant Secretary           Witter Funds and the TCW/DW Funds.

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President



NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------------

Philip Casparius
Vice President

David Dineen                  Vice President of Dean Witter Global Asset Allocation
Vice President                Fund.

Bruce Dunn
Vice President

Michael Durbin
Vice President

Sheila Finnerty
Vice President

Jeffrey D. Geffen
Vice President

Michael Geringer
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President

Sandra Grossman
Vice President

Peter W. Gurman
Vice President

Matthew Haynes                Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Peter Hermann                 Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Elizabeth Hinchman
Vice President

David Hoffman
Vice President

Christopher Jones
Vice President



NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------------

Kevin Jung
Vice President

Carol Espejo Kane
Vice President

James P. Kastberg
Vice President

Michelle Kaufman              Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Paula LaCosta                 Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Thomas Lawlor
Vice President

Gerard J. Lian                Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Nancy Login
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco          Vice President of Morgan Stanley Dean Witter Natural
Vice President                Resource Development Securities Inc.

Albert McGarity
Vice President

LouAnne D. McInnis            Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan Stanley Dean
Assistant Secretary           Witter Funds and the TCW/DW Funds.

Sharon K. Milligan
Vice President

Julie Morrone
Vice President

Mary Beth Mueller
Vice President



NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------------

David Myers                   Vice President of Morgan Stanley Dean Witter Natural
Vice President                Resource Development Securities Inc.

Richard Norris
Vice President

George Paoletti
Vice President

Anne Pickrell                 Vice President of various  Morgan Stanley Dean Witter
Vice President                Funds.

Michael Roan
Vice President

John Roscoe
Vice President

Hugh Rose
Vice President

Robert Rossetti               Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Ruth Rossi                    Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan Stanley Dean
Assistant Secretary           Witter Funds and the TCW/DW Funds.

Carl F. Sadler
Vice President

Deborah Santaniello
Vice President

Peter J. Seeley               Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Robert Stearns
Vice President

Naomi Stein
Vice President

Kathleen H. Stromberg         Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.



NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION WITH
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------------

Marybeth Swisher
Vice President

Robert Vanden Assem
Vice President

James P. Wallin
Vice President

Alice Weiss                   Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

John Wong
Vice President





Item 29.  PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)  Active Assets California Tax-Free Trust
(2)  Active Assets Government Securities Trust
(3)  Active Assets Money Trust
(4)  Active Assets Tax-Free Trust
(5)  Dean Witter Global Asset Allocation Fund
(6)  Dean Witter Retirement Series
(7)  Morgan Stanley Dean Witter American Value Fund
(8)  Morgan Stanley Dean Witter Balanced Growth Fund
(9)  Morgan Stanley Dean Witter Balanced Income Fund
(10) Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(11) Morgan Stanley Dean Witter California Tax-Free Income Fund
(12) Morgan Stanley Dean Witter Capital Appreciation Fund
(13) Morgan Stanley Dean Witter Capital Growth Securities
(14) Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(15) Morgan Stanley Dean Witter Convertible Securities Trust
(16) Morgan Stanley Dean Witter Developing Growth Securities Trust
(17) Morgan Stanley Dean Witter Diversified Income Trust
(18) Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(19) Morgan Stanley Dean Witter Equity Fund
(20) Morgan Stanley Dean Witter European Growth Fund Inc.
(21) Morgan Stanley Dean Witter Federal Securities Trust
(22) Morgan Stanley Dean Witter Financial Services Trust
(23) Morgan Stanley Dean Witter Fund of Funds
(24) Morgan Stanley Dean Witter Global Dividend Growth Securities
(25) Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
(26) Morgan Stanley Dean Witter Global Utilities Fund

(27) Morgan Stanley Dean Witter Growth Fund
(28) Morgan Stanley Dean Witter Hawaii Municipal Trust
(29) Morgan Stanley Dean Witter Health Sciences Trust
(30) Morgan Stanley Dean Witter High Yield Securities Inc.
(31) Morgan Stanley Dean Witter Income Builder Fund
(32) Morgan Stanley Dean Witter Information Fund
(33) Morgan Stanley Dean Witter Intermediate Income Securities
(34) Morgan Stanley Dean Witter Intermediate Term U.S. Treasury Trust
(35) Morgan Stanley Dean Witter International SmallCap Fund
(36) Morgan Stanley Dean Witter Japan Fund
(37) Morgan Stanley Dean Witter Limited Term Municipal Trust
(38) Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(39) Morgan Stanley Dean Witter Market Leader Trust
(40) Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(41) Morgan Stanley Dean Witter Mid-Cap Growth Fund
(42) Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43) Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44) Morgan Stanley Dean Witter New York Municipal Money Market Trust
(45) Morgan Stanley Dean Witter New York Tax-Free Income Fund
(46) Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(47) Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(48) Morgan Stanley Dean Witter Prime Income Trust
(49) Morgan Stanley Dean Witter S&P 500 Index Fund
(50) Morgan Stanley Dean Witter S&P 500 Select Fund
(51) Morgan Stanley Dean Witter Short-Term Bond Fund
(52) Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(53) Morgan Stanley Dean Witter Special Value Fund
(54) Morgan Stanley Dean Witter Strategist Fund
(55) Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(56) Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(57) Morgan Stanley Dean Witter U.S. Government Money Market Trust
(58) Morgan Stanley Dean Witter U.S. Government Securities Trust
(59) Morgan Stanley Dean Witter Utilities Fund
(60) Morgan Stanley Dean Witter Value-Added Market Series
(61) Morgan Stanley Dean Witter Variable Investment Series
(62) Morgan Stanley Dean Witter World Wide Income Trust
(1)  TCW/DW Emerging Markets Opportunities Trust
(2)  TCW/DW Global Telecom Trust
(3)  TCW/DW Income and Growth
(4)  TCW/DW Latin American Growth Fund
(5)  TCW/DW Mid-Cap Equity Trust
(6)  TCW/DW North American Government Income Trust
(7)  TCW/DW Small Cap Growth Fund
(8)  TCW/DW Total Return Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 28 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. None of the following persons has any position or office with the Registrant.


Name                          Positions and Office with MSDW Distributors
----                          -------------------------------------------

Richard M. DeMartini          Director

Christine Edwards             Executive Vice President, Secretary, Director and Chief Legal Officer.

Michael T. Gregg              Vice President and Assistant Secretary.

James F. Higgins              Director

Fredrick K. Kubler            Senior Vice President, Assistant Secretary and Chief Compliance
                              Officer.

Philip J. Purcell             Director






Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 31.  MANAGEMENT SERVICES

     Registrant is not a party to any such management-related service contract.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 24th day of August, 1998.

                            MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES
                                             By /s/ Barry Fink
                                                ---------------------
                                                Barry Fink
                                                Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 has been signed below by the following persons in the capacities and on the dates indicated.


         SIGNATURES                     TITLE                         DATE
         ----------                     -----                         ----
(1)  Principal Executive Officer        President, Chief
                                        Executive Officer,
                                        Trustee and Chairman

By   /s/ Charles A. Fiumefreddo                                       08/24/98
     ----------------------------
         Charles A. Fiumefreddo

(2)  Principal Financial Officer        Treasurer and Principal
     Accounting Officer

By   /s/ Thomas F. Caloia                                             08/24/98
     ----------------------------
         Thomas F. Caloia

(3)  Majority of the Trustees

     Charles A. Fiumefreddo (Chairman)
     Philip J. Purcell

By   /s/ Barry Fink                                                   08/24/98
     ----------------------------
       Barry Fink
       Attorney-in-Fact

     Michael Bozic                      Manuel H. Johnson
     Edwin J. Garn                      Michael E. Nugent
     John R. Haire                      John L. Schroeder

     Wayne E. Hedien

By   /s/ David M. Butowsky                                            08/24/98
     ----------------------------
     David M. Butowsky
     Attorney-in-Fact

              MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES
                                 EXHIBIT INDEX

1.      Form of Amendment to the Declaration of Trust of Registrant.

2.      Amended and Restated By-Laws of Registrant dated October 23, 1997.

5. Form of Amended Investment Management Agreement between Registrant and Morgan Stanley Dean Witter Advisors Inc.

6. Form of Amended Distribution Agreement between Registrant and Morgan Stanley Dean Witter Distributors Inc.

8. Form of Amended and Restated Transfer Agency and Service Agreement between Registrant and Morgan Stanley Dean Witter Trust FSB.

9. Form of Amended Services Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Services Company Inc.

11.     Consent of Independent Accountants.

16.     Schedules for Computations of Performance Quotations.

18.     Amended Multiple-Class Plan pursuant to Rule 18f-3.

27.     Financial Data Schedules.

Other.  Power of Attorney.